UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-5867

Oppenheimer Multi-State Municipal Trust

(Exact name of registrant as specified in charter)

6803 South Tucson Way, Centennial, Colorado 80112-3924

(Address of principal executive offices) (Zip code)

Cynthia Lo Bessette

OFI Global Asset Management, Inc.

225 Liberty Street, New York, New York 10281-1008

(Name and address of agent for service)

Registrant’s telephone number, including area code: (303) 768-3200

Date of fiscal year end: July 31

Date of reporting period: 10/31/2018

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—109.2%
New Jersey—79.1%
$1,000,000	Atlantic City, NJ GO1	5.000%	03/01/2037	$1,081,240
1,250,000	Atlantic City, NJ GO1	5.000	03/01/2042	1,334,100
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2033	1,054,470
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2034	1,052,520
1,000,000	Camden County, NJ Improvement Authority (Cooper Health System)[1]	5.000	02/15/2035	1,050,080
2,000,000	Casino Reinvestment Devel. Authority of NJ1	5.000	11/01/2031	2,124,320
1,665,000	Casino Reinvestment Devel. Authority of NJ1	5.250	01/01/2024	1,669,629
3,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250	11/01/2039	3,168,720
3,000,000	Casino Reinvestment Devel. Authority of NJ1	5.250	11/01/2044	3,160,590
420,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.000	01/01/2025	421,012
760,000	Casino Reinvestment Devel. Authority of NJ (Hotel Room Fee)[1]	5.250	01/01/2022	765,206
1,000,000	Casino Reinvestment Devel. Authority of NJ (Luxury Tax)[1]	5.000	11/01/2028	1,073,240
25,000	Essex County, NJ Improvement Authority[1]	4.750	11/01/2032	25,048
130,000	Essex County, NJ Improvement Authority (Newark)[1]	5.125	04/01/2029	130,420
250,000	Essex County, NJ Improvement Authority (Newark)[1]	6.250	11/01/2030	259,090
140,000	Garden State Preservation Trust, NJ Open Space & Farmland Preservation	3.565 [2]	11/01/2026	108,013
460,000	Garden State Preservation Trust, NJ Open Space & Farmland Preservation[1]	5.750	11/01/2028	532,892
1,000,000	Hudson County, NJ Improvement Authority[1]	6.000	01/01/2040	1,042,220
2,655,000	Hudson County, NJ Improvement Authority (Lincoln Park Golf Course)[1]	5.500	06/01/2041	2,846,585
20,000	Middlesex County, NJ Improvement Authority (South Plainfield Urban Renewal)[1]	5.500	09/01/2030	20,055
35,000	Monroe, NJ Municipal Utilities[1]	4.125	07/01/2019	35,081
5,000	Neptune City, NJ Hsg. Authority[1]	6.000	04/01/2019	5,011
445,000	New Brunswick, NJ Parking Authority[1]	5.000	09/01/2027	480,475
605,000	New Brunswick, NJ Parking Authority[1]	5.000	09/01/2029	653,007
1,000,000	New Brunswick, NJ Parking Authority[1]	5.000	09/01/2042	1,107,450
1,000,000	New Brunswick, NJ Parking Authority[1]	5.000	09/01/2047	1,103,460
430,000	Newark, NJ GO1	5.000	07/15/2029	443,046
3,000,000	Newark, NJ GO1	5.000	07/15/2029	3,099,810
1,000,000	Newark, NJ Hsg. Authority (Port Newark Marine Terminal Rental)[1]	4.000	01/01/2037	1,006,520
760,000	Newark, NJ Hsg. Authority (Port Newark Marine Terminal Rental)[1]	5.000	01/01/2032	844,565
2,000,000	Newark, NJ Hsg. Authority (Secured Police Facility)[1]	5.000	12/01/2038	2,171,380
600,000	NJ Building Authority[1]	5.000	06/15/2028	664,794
300,000	NJ Building Authority[1]	5.000	06/15/2029	330,912

1        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New Jersey (Continued)
$2,095,000	NJ EDA[1]	5.000%	06/15/2028	$2,197,236
750,000	NJ EDA[1]	5.000	06/15/2029	784,530
3,000,000	NJ EDA[1]	5.000	06/15/2035	3,133,770
3,000,000	NJ EDA[1]	5.000	06/15/2036	3,124,980
100,000	NJ EDA (Continental Airlines)[1]	5.250	09/15/2029	107,269
3,000,000	NJ EDA (Continental Airlines)[1]	5.625	11/15/2030	3,334,470
3,100,000	NJ EDA (Cranes Mill)[1]	5.100	06/01/2027	3,102,945
70,000	NJ EDA (Dept. of Human Services)[1]	6.250	07/01/2024	70,182
350,000	NJ EDA (Foundation Academy Charter School)[1]	5.000	07/01/2038	365,676
1,000,000	NJ EDA (Foundation Academy Charter School)[1]	5.000	07/01/2050	1,035,630
2,910,000	NJ EDA (Harrogate)[1]	5.875	12/01/2026	2,857,649
1,700,000	NJ EDA (Lions Gate)[1]	5.250	01/01/2044	1,720,553
1,000,000	NJ EDA (Marion P Thomas Charter School)[1]	5.000	10/01/2033	971,300
2,500,000	NJ EDA (Marion P Thomas Charter School)[1]	5.250	10/01/2038	2,392,750
90,000	NJ EDA (Metromall Urban Renewal)[1]	6.500	04/01/2031	96,966
3,000,000	NJ EDA (Motor Vehicle Surcharges)[1]	5.000	07/01/2033	3,277,380
160,000	NJ EDA (Municipal Rehabilitation)[1]	5.000	04/01/2028	160,341
5,320,000	NJ EDA (New Jersey American Water Company)[1]	5.600	11/01/2034	5,527,374
4,350,000	NJ EDA (New Jersey American Water Company)[1]	5.700	10/01/2039	4,464,100
735,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125	06/15/2027	735,301
1,400,000	NJ EDA (Newark Downtown District Management Corp.)[1]	5.125	06/15/2037	1,400,336
1,000,000	NJ EDA (North Star Academy Charter School of Newark)[1]	5.000	07/15/2047	1,044,390
500,000	NJ EDA (Provident Group-Kean Properties)[1]	5.000	07/01/2037	528,440
1,000,000	NJ EDA (Provident Group-Montclair Properties)[1]	5.000	06/01/2042	1,064,520
1,000,000	NJ EDA (School Facilities)[1]	5.250	09/01/2026	1,045,870
65,000	NJ EDA (St. Barnabas Medical Center)	6.827 [2]	07/01/2021	60,965
25,000	NJ EDA (St. Barnabas Medical Center)	7.147 [2]	07/01/2020	24,051
3,000,000	NJ EDA (State Government Buildings)[1]	5.000	06/15/2047	3,090,660
20,000	NJ EDA (State Office Buildings)[1]	5.000	06/15/2020	20,046
3,200,000	NJ EDA (Team Academy Charter School)[1]	6.000	10/01/2043	3,442,912
10,650,000	NJ EDA (The Goethals Bridge Replacement)[1]	5.375	01/01/2043	11,408,599
1,515,000	NJ EDA (UMM Energy Partners)[1]	5.000	06/15/2037	1,559,329
1,250,000	NJ EDA (UMM Energy Partners)[1]	5.125	06/15/2043	1,287,962
275,000	NJ EDA (University Heights Charter School)[1]	5.375	09/01/2033	281,410
765,000	NJ EDA (University Heights Charter School)[1]	5.625	09/01/2038	780,858
1,590,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2033	1,660,342
1,485,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2035	1,539,856
1,640,000	NJ Educational Facilities Authority (Georgian Court University)[1]	5.000	07/01/2036	1,697,006
5,000	NJ Educational Facilities Authority (Public Library)[1]	5.000	09/01/2022	5,013
185,000	NJ Educational Facilities Authority (Rider University)[1]	5.000	07/01/2035	196,890

2        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New Jersey (Continued)
$300,000	NJ Educational Facilities Authority (Rider University)[1]	5.000%	07/01/2036	$318,159
1,000,000	NJ Educational Facilities Authority (Rider University)[1]	5.000	07/01/2037	1,021,930
3,250,000	NJ Educational Facilities Authority (Rider University)[1]	5.000	07/01/2047	3,393,780
2,000,000	NJ Educational Facilities Authority (William Patterson University)[1]	5.000	07/01/2047	2,171,040
5,000,000	NJ GO3	5.000	06/01/2027	5,674,531
5,000,000	NJ GO3	5.000	06/01/2028	5,602,782
3,000,000	NJ Health Care Facilities Financing Authority (Barnabas Health)[1]	5.000	07/01/2044	3,200,640
5,085,000	NJ Health Care Facilities Financing Authority (Catholic Health East)[1]	5.000	11/15/2033	5,351,352
2,000,000	NJ Health Care Facilities Financing Authority (Hospital Asset Transformation)[1]	5.000	10/01/2038	2,082,220
500,000	NJ Health Care Facilities Financing Authority (SJHS/SJH&MC Obligated Group)[1]	5.000	07/01/2036	525,285
1,960,000	NJ Health Care Facilities Financing Authority (St. Luke’s Warren Hospital)[1]	5.000	08/15/2034	2,083,990
2,000,000	NJ Health Care Facilities Financing Authority (University Hospital)[1]	5.000	07/01/2046	2,141,240
125,000	NJ Health Care Facilities Financing Authority (Virtua Health/Virtua Memorial Hospital Burlington County Obligated Group)[1]	5.750	07/01/2033	128,106
1,590,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	5.500	12/01/2025	1,671,138
45,000	NJ Higher Education Student Assistance Authority (Student Loans)[1]	5.750	12/01/2029	47,313
870,000	NJ Hsg. & Mtg. Finance Agency[1]	3.950	11/01/2043	852,383
1,000,000	NJ Hsg. & Mtg. Finance Agency (Single Family Hsg.)[1]	3.800	10/01/2032	961,010
2,000,000	NJ Tobacco Settlement Financing Corp.	5.000	06/01/2037	2,151,220
7,400,000	NJ Tobacco Settlement Financing Corp.	5.000	06/01/2046	7,512,332
3,350,000	NJ Tobacco Settlement Financing Corp.	5.250	06/01/2046	3,549,024
1,200,000	NJ Transportation Trust Fund Authority	3.726 [2]	12/15/2028	804,552
2,000,000	NJ Transportation Trust Fund Authority	4.298 [2]	12/15/2037	843,000
5,540,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2031	6,006,523
1,625,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2038	1,665,966
5,000,000	NJ Transportation Trust Fund Authority[1]	5.500	06/15/2041	5,221,250
4,518,000	NJ Transportation Trust Fund Authority[1]	6.000	06/15/2035	4,847,362
20,000	Passaic County, NJ Improvement Authority (Paterson Parking Deck)[1]	4.100	04/15/2019	20,015
10,000	Princeton, NJ Regional School District[1]	4.750	02/01/2022	10,069
6,330,000	Rutgers State University NJ3	5.000	05/01/2029	6,962,098
5,380,000	Rutgers State University NJ3	5.000	05/01/2030	5,901,241
4,000,000	Rutgers State University NJ3	5.000	05/01/2038	4,353,980
1,350,000	South Jersey, NJ Port Corp. (Marine Terminal)[1]	5.000	01/01/2039	1,418,702
3,650,000	South Jersey, NJ Transportation Authority[1]	5.000	11/01/2039	3,884,951
25,000	Stratford, NJ School District[1]	4.000	08/01/2020	25,331

3        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New Jersey (Continued)
$55,000	Union County, NJ Improvement Authority (Linden Airport)[1]	5.000%	03/01/2028	$55,123
40,000	West Milford Township, NJ (Municipal Utilities Authority)[1]	5.375	08/01/2031	40,121
				198,964,577
New York—7.6%
2,699,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2022	2,806,852
8,710,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	9,058,052
5,100,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	6.500	12/01/2028	5,357,805
810,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	828,095
850,000	Port Authority NY/NJ, 206th Series[1]	5.000	11/15/2037	933,521
				18,984,325
U.S. Possessions—22.5%
10,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750	09/01/2031	10,023
125,000	Guam Power Authority, Series A1	5.000	10/01/2024	135,076
250,000	Guam Power Authority, Series A1	5.000	10/01/2030	268,902
1,965,000	Northern Mariana Islands Ports Authority, Series A	6.250	03/15/2028	1,852,013
19,195,000	Puerto Rico Children’s Trust Fund (TASC)	5.625	05/15/2043	19,456,820
2,150,000	Puerto Rico Commonwealth GO4	5.250	07/01/2037	1,295,375
2,000,000	Puerto Rico Commonwealth GO4	6.000	07/01/2029	1,175,000
3,000,000	Puerto Rico Commonwealth GO4	6.500	07/01/2040	1,762,500
168,096	Puerto Rico Electric Power Authority[4]	10.000	07/01/2019	110,943
168,097	Puerto Rico Electric Power Authority[4]	10.000	07/01/2019	110,944
165,099	Puerto Rico Electric Power Authority[4]	10.000	01/01/2021	108,965
165,099	Puerto Rico Electric Power Authority[4]	10.000	07/01/2021	108,965
55,033	Puerto Rico Electric Power Authority[4]	10.000	01/01/2022	36,322
55,033	Puerto Rico Electric Power Authority[4]	10.000	07/01/2022	36,322
45,000	Puerto Rico Electric Power Authority, Series A4	5.050	07/01/2042	28,688
5,000,000	Puerto Rico Electric Power Authority, Series AAA[4]	5.250	07/01/2030	3,200,000
550,000	Puerto Rico Electric Power Authority, Series AAA[4]	5.250	07/01/2031	352,000
50,000	Puerto Rico Electric Power Authority, Series CCC[4]	5.000	07/01/2021	31,875
90,000	Puerto Rico Electric Power Authority, Series CCC[4]	5.000	07/01/2025	57,375
45,000	Puerto Rico Electric Power Authority, Series SS, NPFGC[1]	5.000	07/01/2020	45,405
100,000	Puerto Rico Electric Power Authority, Series TT4	5.000	07/01/2023	63,750
750,000	Puerto Rico Highway & Transportation Authority, FGIC[5]	5.750	07/01/2020	600,000
575,000	Puerto Rico Infrastructure[4]	5.000	07/01/2027	104,938
4,750,000	Puerto Rico Infrastructure[4]	5.000	07/01/2037	866,875

4        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$2,610,000	Puerto Rico Infrastructure[6]	5.000%	07/01/2041	$476,325
975,000	Puerto Rico Infrastructure, AMBAC	6.995 [2]	07/01/2035	403,094
3,000,000	Puerto Rico Infrastructure, FGIC[5]	7.046 [2]	07/01/2042	651,690
400,000	Puerto Rico Infrastructure (Mepsi Campus)[4]	6.500	10/01/2037	81,000
930,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000	03/01/2036	860,250
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125	04/01/2032	95,000
100,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375	04/01/2042	93,500
175,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	170,844
1,000,000	Puerto Rico ITEMECF (Polytechnic University), ACA[1]	5.000	08/01/2032	984,310
2,000,000	Puerto Rico Municipal Finance Agency, Series A, AGC[1]	5.250	08/01/2020	2,068,880
1,000,000	Puerto Rico Public Buildings Authority, NPFGC[1]	6.000	07/01/2028	1,032,740
5,235,000	Puerto Rico Public Finance Corp., Series B4	6.000	08/01/2026	287,925
2,500,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.500	08/01/2021	1,228,125
4,925,000	Puerto Rico Sales Tax Financing Corp., Series A4	5.500	08/01/2042	2,419,406
16,675,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.807 [2]	08/01/2041	5,207,936
325,000	Puerto Rico Sales Tax Financing Corp., Series A4	6.375	08/01/2039	159,656
9,000,000	Puerto Rico Sales Tax Financing Corp., Series C4	5.750	08/01/2057	7,357,500
1,100,000	V.I. Tobacco Settlement Financing Corp.	6.497 [2]	05/15/2035	307,912
3,100,000	V.I. Tobacco Settlement Financing Corp.	7.622 [2]	05/15/2035	787,586
50,000	V.I. Water & Power Authority[1]	5.000	07/01/2024	48,125
15,000	V.I. Water & Power Authority[1]	5.000	07/01/2026	14,325
85,000	V.I. Water & Power Authority[1]	5.000	07/01/2027	80,963

				56,636,168
Total Investments, at Value (Cost $286,460,723)—109.2%				274,585,070
Net Other Assets (Liabilities)—(9.2)				(23,039,120)

Net Assets—100.0%				$251,545,950

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Zero coupon bond reflects effective yield on the original acquisition date.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

4. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

5. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

6. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

5        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below:

ACA	American Capital Access
AGC	Assured Guaranty Corp.
AMBAC	AMBAC Indemnity Corp.
EDA	Economic Devel. Authority
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
NPFGC	National Public Finance Guarantee Corp.
NY/NJ	New York/New Jersey
SJH&MC	St. Joseph’s Health and Medical Center
SJHS	St. Joseph Health System
TASC	Tobacco Settlement Asset-Backed Bonds
V.I.	United States Virgin Islands

6        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

1. Organization

Oppenheimer Rochester New Jersey Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a non-diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information

7        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
New Jersey	$—	$198,964,577	$—	$198,964,577
New York	—	18,984,325	—	18,984,325
U.S. Possessions	—	56,636,168	—	56,636,168

Total Assets	$—	$274,585,070	$—	$274,585,070

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above

8        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

2. Securities Valuation (Continued)

table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust

9        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified

10        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

3. Investments and Risks (Continued)

amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $28,494,632 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $19,280,000 in short-term floating rate securities issued and outstanding at that date.

11        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 1,250,000	NJ GO Tender Option Bond Series 2017-XF0553-1 Trust	10.050%	6/1/27	$1,924,538
1,250,000	NJ GO Tender Option Bond Series 2017-XF0553-2 Trust	10.050	6/1/28	1,852,775
1,585,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105 Trust	10.596	5/1/29	2,217,098
1,345,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105-2 Trust	10.610	5/1/30	1,866,241
1,000,000	Rutgers State University NJ Tender Option Bond Series 2015-XF2105-3 Trust	10.610	5/1/38	1,353,980

				$9,214,632

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $19,280,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net

12        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

3. Investments and Risks (Continued)

asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$40,856

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment.

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$36,043,182
Market Value	$20,984,449
Market Value as % of Net Assets	8.34%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S.

13        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the

14        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

5. Pending Acquisition (Continued)

transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

15        OPPENHEIMER ROCHESTER NEW JERSEY MUNICIPAL FUND

STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—111.2%
Pennsylvania—90.6%
$30,000	Aliquippa, PA School District[1]	4.000%	12/01/2030	$30,031
1,750,000	Aliquippa, PA School District[1]	4.000	12/01/2041	1,713,757
11,500,000	Allegheny County, PA GO1	5.000	11/01/2041	12,618,605
4,960,000	Allegheny County, PA GO1	5.000	11/01/2043	5,468,598
12,500,000	Allegheny County, PA HDA (Allegheny Health Network)[1]	5.000	04/01/2047	13,220,750
35,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.375	08/15/2029	35,871
160,000	Allegheny County, PA HDA (UPMC Health System)[1]	5.500	08/15/2034	163,922
830,000	Allegheny County, PA HEBA (Carlow University)[1,2]	6.000	11/01/2021	878,862
1,125,000	Allegheny County, PA HEBA (Carlow University)[1]	6.750	11/01/2031	1,268,494
1,000,000	Allegheny County, PA HEBA (Chatham University)[1]	5.000	09/01/2035	1,029,400
615,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.000	10/15/2037	652,798
1,500,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.000	10/15/2047	1,576,170
2,250,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.500	10/15/2030	2,346,300
3,650,000	Allegheny County, PA HEBA (Robert Morris University)[1]	5.750	10/15/2040	3,803,628
5,000	Allegheny County, PA HEBA (Robert Morris University)[1]	6.000	05/01/2028	5,566
1,200,000	Allegheny County, PA IDA (Propel Charter School-East)[1]	6.375	08/15/2035	1,238,520
800,000	Allegheny County, PA IDA (Propel Charter School-Montour)[1]	6.750	08/15/2035	830,768
1,500,000	Allegheny County, PA IDA (Propel Charter School-Sunrise)[1]	6.000	07/15/2038	1,538,670
630,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.000	09/01/2021	631,254
1,225,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.100	09/01/2026	1,226,874
430,000	Allegheny County, PA IDA (RR/RRSW/RRDC Obligated Group)[1]	5.125	09/01/2031	430,318
300,000	Allegheny County, PA IDA (School Facility Devel.)[1]	5.900	08/15/2026	310,845
10,955,000	Allegheny County, PA Redevel. Authority (Pittsburgh Mills)[1]	5.600	07/01/2023	10,701,173
1,575,000	Allegheny County, PA Residential Finance Authority (Broadview Manor Apartments)[1]	5.950	01/20/2043	1,592,750
1,220,000	Allegheny County, PA Residential Finance Authority (Independence House Apartments)[1]	6.100	01/20/2043	1,235,104
1,580,000	Allegheny County, PA Residential Finance Authority (Versailles Apartments)[1]	6.160	01/20/2043	1,600,730
1,250,000	Allentown, PA City School District[1]	5.000	06/01/2036	1,344,550
1,255,000	Allentown, PA City School District[1]	5.000	06/01/2037	1,346,515

1      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$375,000	Berks County, PA IDA (Highlands at Wyomissing Healthcare Facilities)[1]	5.000%	05/15/2037	$394,406
500,000	Berks County, PA IDA (Highlands at Wyomissing Healthcare Facilities)[1]	5.000	05/15/2042	522,960
600,000	Berks County, PA IDA (Highlands at Wyomissing Healthcare Facilities)[1]	5.000	05/15/2047	625,380
13,400,000	Berks County, PA IDA (THlth/RHosp/BHospital/ CHH/JH/PHospital/PottsH Obligated Group)[3]	5.000	11/01/2047	14,175,749
6,500,000	Berks County, PA Municipal Authority (Tower Health)[3]	5.500	11/01/2031	6,705,222
6,500,000	Berks County, PA Municipal Authority (Tower Health)[3]	5.500	11/01/2031	6,703,921
3,000,000	Bethlehem, PA Area School District[1]	5.000	08/01/2035	3,306,090
1,750,000	Bethlehem, PA GO1	6.500	12/01/2032	1,938,195
480,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.000	07/01/2023	480,898
1,760,000	Butler County, PA IDA (Greenview Gardens Apartments)[1]	6.250	07/01/2033	1,762,235
950,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	6.250	11/15/2041	1,060,608
2,000,000	Centre County, PA Hospital Authority (Mt. Nittany Medical Center)[1]	7.000	11/15/2046	2,273,480
2,830,000	Cheltenham Township, PA GO1	4.000	07/01/2048	2,767,287
2,000,000	Chester County, PA H&EFA (Main Line Health System)[1]	5.000	10/01/2052	2,156,440
1,000,000	Chester County, PA IDA (West Chester University Student Hsg.)[1]	5.000	08/01/2035	1,047,190
1,000,000	Clairton, PA Municipal Authority[1]	5.000	12/01/2037	1,050,720
1,220,000	Clarion County, PA IDA (Clarion University Foundation)[1]	5.000	07/01/2024	1,299,666
2,310,000	Clarion County, PA IDA (Clarion University Foundation)[1]	5.000	07/01/2034	2,372,832
2,430,000	Clarion County, PA IDA (Clarion University of Pennsylvania Hsg.)[1]	5.000	07/01/2029	2,531,914
3,500,000	Clarion County, PA IDA (Clarion University of Pennsylvania Hsg.)[1]	5.000	07/01/2033	3,605,840
1,000,000	Clarion County, PA IDA (Clarion University Foundation)[1]	5.000	07/01/2045	992,650
260,000	Cumberland County, PA Municipal Authority (Diakon Lutheran Social Ministries)[1]	6.250	01/01/2024	261,841
1,000,000	Cumberland County, PA Municipal Authority (Dickinson College)[1]	5.000	05/01/2031	1,113,500
775,000	Cumberland County, PA Municipal Authority (Dickinson College)[1]	5.000	05/01/2032	860,242
5,225,000	Delaware County, PA Authority (Eastern University)[1]	5.250	10/01/2032	4,976,812

2      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$1,750,000	Delaware County, PA Authority (Elwyn/ElwynNJ/ElwynCA/Family Support Services Obligated Group)[1]	5.000%		06/01/2037	$1,857,712
60,000	Delaware County, PA Authority (MAS/MCMCSPA/ MHH/MHP/MHSSPA Obligated Group)[1,2]	5.375		11/15/2023	61,730
1,150,000	Delaware County, PA Authority (Neumann University)[1]	5.000		10/01/2025	1,204,924
1,425,000	Delaware County, PA Authority (Neumann University)[1]	5.000		10/01/2031	1,510,286
2,305,000	Delaware County, PA Authority (Neumann University)[1]	5.000		10/01/2035	2,417,392
1,250,000	Delaware County, PA Authority (Neumann University)[1]	5.250		10/01/2031	1,287,537
1,980,000	Delaware County, PA IDA (Chester Fund for Education & the Arts)[1]	5.125		06/01/2046	1,861,774
820,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000		07/01/2030	874,423
1,000,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000		07/01/2030	1,055,610
1,060,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000		07/01/2035	1,114,452
1,250,000	East Hempfield Township, PA IDA (Millersville University Student Services)[1]	5.000		07/01/2035	1,305,887
75,000	Erie, PA City School District[1]	5.250		03/01/2039	75,172
7,840,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.000		05/01/2038	8,195,858
1,000,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.375		05/01/2030	1,030,370
2,565,000	Erie, PA Higher Education Building Authority (Gannon University)[1]	5.500		05/01/2040	2,635,409
1,280,000	Erie, PA Water Authority[1]	5.000		12/01/2043	1,405,350
5,000,000	Erie, PA Water Authority[1]	5.000		12/01/2049	5,450,300
760,000	Fayette County, PA Redevel. Authority (Fayette Crossing)[1]	7.000		09/01/2019	765,913
2,100,000	Lackawanna County, PA GO1	6.000		09/15/2032	2,164,407
436,444	Lehigh County, PA GPA (Kidspeace Obligated Group)[1]	6.000		11/01/2018	436,443
3,600,000	Lehigh County, PA GPA (Kidspeace Obligated Group)[1]	6.000		11/01/2023	3,607,884
2,747,774	Lehigh County, PA GPA (Kidspeace)[1,4]	0.000	[5]	02/01/2044	890,306
2,721,970	Lehigh County, PA GPA (Kidspeace)[4]	7.500		02/01/2044	517
3,484,140	Lehigh County, PA GPA (Kidspeace/KC/KNCONY/ KCH/KMAKNC/KNCONM/IRSch Obligated Group)[1]	7.500		02/01/2044	3,406,862
1,525,000	Luzerne County, PA GO1	6.750		11/01/2023	1,589,828
500,000	Luzerne County, PA GO1	7.000		11/01/2026	522,480
5,000,000	Luzerne County, PA IDA[1]	7.750		12/15/2027	5,307,900
3,115,000	Luzerne County, PA IDA (Pennsylvania-American Water Company)[1]	5.500		12/01/2039	3,213,932
4,000,000	Montgomery County, PA HEHA (Thomas Jefferson University)[1]	5.000		09/01/2048	4,305,440

3      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$11,075,000	Montgomery County, PA IDA (ARLC/LVE/ATI/ASCS/AMS Obligated Group)[1]	5.000%	11/15/2036	$11,806,061
300,000	Montgomery County, PA IDA (Philadelphia Presbyterian Homes)[1]	6.500	12/01/2025	338,022
4,500,000	Northampton County, PA General Purpose Authority (Lafayette College)[1]	5.000	11/01/2047	4,947,840
2,860,000	Northampton County, PA General Purpose Authority (Moravian College)[1]	5.000	07/01/2031	3,014,240
2,250,000	Northampton County, PA General Purpose Authority (Moravian College)[1]	5.000	10/01/2036	2,393,415
7,785,000	Northampton County, PA General Purpose Authority (St. Luke’s University Health Network)[1]	4.000	08/15/2048	7,356,903
14,826,610	Northampton County, PA IDA (Northampton Generating)[4,6,7]	5.000	12/31/2023	4,447,983
2,697,930	Northampton County, PA IDA (Northampton Generating)[4,6,7]	5.000	12/31/2023	809,379
16,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2032	16,593,120
2,000,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2035	2,178,600
4,500,000	PA Commonwealth Financing Authority[1]	5.000	06/01/2035	4,918,770
3,000,000	PA EDFA (Forum)[1]	5.000	03/01/2029	3,129,600
8,500,000	PA EDFA (PA Bridges Finco)[1]	5.000	06/30/2042	8,895,675
3,000,000	PA EDFA (Philadelphia Biosolids Facility)[1]	6.250	01/01/2032	3,100,080
17,715,000	PA Geisinger Authority Health System[3]	5.000	02/15/2045	19,186,813
9,115,000	PA GO1	5.000	06/01/2022	9,903,721
4,055,000	PA GO1	5.000	07/01/2022	4,412,124
535,000	PA HEFA (Delaware Valley College of Science & Agriculture)[1]	5.000	11/01/2042	505,714
3,000,000	PA HEFA (Edinboro University Foundation)[1]	5.800	07/01/2030	3,166,800
3,500,000	PA HEFA (Edinboro University Foundation)[1]	6.000	07/01/2043	3,705,940
1,300,000	PA HEFA (Gwynedd Mercy College)[1]	5.375	05/01/2042	1,335,581
750,000	PA HEFA (Indiana University Foundation)[1]	5.000	07/01/2041	819,082
2,650,000	PA HEFA (La Salle University)[1]	5.000	05/01/2029	2,787,985
40,000	PA HEFA (Pennsylvania State University)[1]	5.000	03/01/2022	40,100
1,400,000	PA HEFA (Shippensburg University Student Services)[1]	5.000	10/01/2035	1,538,474
3,000,000	PA HEFA (Shippensburg University)[1]	6.000	10/01/2031	3,305,700
7,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	7,762,300
1,750,000	PA HEFA (St. Francis University)[1]	6.000	11/01/2031	1,938,650
2,250,000	PA HEFA (St. Francis University)[1]	6.250	11/01/2041	2,508,750
1,000,000	PA HEFA (University Properties Student Hsg.)[1]	5.000	07/01/2031	1,059,300
1,000,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2029	1,041,460
1,000,000	PA HEFA (Widener University)[1]	5.000	07/15/2038	1,031,940
5,000,000	PA Public School Building Authority (Harrisburg Area Community College)[1]	5.000	10/01/2031	5,216,800
3,500,000	PA Public School Building Authority (School District of Philadelphia)	5.000	04/01/2027	3,696,315
4,410,000	PA Public School Building Authority (School District of Philadelphia)	5.000	04/01/2028	4,644,215

4      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$3,000,000	PA Public School Building Authority (School District of Philadelphia)	5.000%		04/01/2029	$3,150,420
250,000	PA Public School Building Authority (School District of Philadelphia)	5.000		04/01/2030	261,798
2,250,000	PA Public School Building Authority (School District of Philadelphia)	5.000		04/01/2031	2,348,798
4,780,000	PA Public School Building Authority (School District of Philadelphia)	5.000		04/01/2032	4,982,098
1,000,000	PA Southcentral General Authority (Hanover Hospital)[1]	5.000		12/01/2029	1,104,540
12,940,000	PA Southcentral General Authority (Wellspan Health Obligated Group)[3]	6.000		06/01/2029	12,970,039
3,750,000	PA State Public School Building Authority (Philadelphia School District)	5.000		06/01/2027	4,176,338
8,795,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000		06/01/2032	9,606,251
4,800,000	PA State Public School Building Authority (Philadelphia School District)	5.000		06/01/2036	5,155,920
200,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000		06/01/2036	233,190
1,750,000	PA Turnpike Commission[1]	5.000		06/01/2030	1,911,018
500,000	PA Turnpike Commission[1]	5.000		12/01/2030	554,265
1,000,000	PA Turnpike Commission[1]	5.000		12/01/2031	1,105,210
2,000,000	PA Turnpike Commission[1]	5.000		12/01/2032	2,168,680
1,050,000	PA Turnpike Commission	5.000		12/01/2035	1,160,408
6,000,000	PA Turnpike Commission[1]	5.000		12/01/2048	6,545,580
4,100,000	PA Turnpike Commission[1]	5.500	[5]	12/01/2034	4,377,939
900,000	PA Turnpike Commission[1]	5.500	[5]	12/01/2034	961,011
5,000,000	PA Turnpike Commission[1]	5.500		12/01/2042	5,604,950
2,820,000	PA Turnpike Commission[1]	6.000	[5]	12/01/2034	3,039,706
610,000	PA Turnpike Commission[1]	6.000	[5]	12/01/2034	657,525
570,000	PA Turnpike Commission[1]	6.000	[5]	12/01/2034	614,409
10,000,000	PA Turnpike Commission[1]	6.375	[5]	12/01/2038	12,021,100
2,000,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	5.625		01/01/2032	2,180,620
1,835,000	PA West Shore Area Hospital Authority (Holy Spirit Hospital of the Sisters of Christian Charity)[1]	6.500		01/01/2041	2,002,407
1,430,000	Pennsylvania State University[1]	5.000		09/01/2041	1,590,232
2,500,000	Pennsylvania State University[1]	5.000		09/01/2047	2,798,750
15,700,000	Philadelphia, PA Airport, Series B1	5.000		07/01/2047	16,779,846
2,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)[1]	6.125		03/15/2043	1,907,500
450,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)[1]	5.875		04/01/2032	450,869
500,000	Philadelphia, PA Authority for Industrial Devel. (Discovery Charter School)[1]	6.250		04/01/2042	502,245
1,000,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	5.750		11/15/2030	1,014,910

5      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$500,000	Philadelphia, PA Authority for Industrial Devel. (Global Leadership Academy)[1]	6.375%	11/15/2040	$509,655
2,040,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.375	06/15/2030	2,100,282
4,000,000	Philadelphia, PA Authority for Industrial Devel. (International Apartments Temple University)[1]	5.625	06/15/2042	4,084,360
1,640,000	Philadelphia, PA Authority for Industrial Devel. (Richard Allen Prep Charter School)[1]	6.250	05/01/2033	1,395,050
2,000,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)[1]	6.750	06/15/2033	2,144,340
3,090,000	Philadelphia, PA Authority for Industrial Devel. (Tacony Academy Charter School)[1]	7.000	06/15/2043	3,320,792
9,230,000	Philadelphia, PA Authority for Industrial Devel. (TJU/TJUHS/TJUH/JUP/AHlth/AHlthF/ AMH/LHosp/AriaH/AHSys Obligated Group)[1]	5.000	09/01/2047	9,918,558
4,165,000	Philadelphia, PA Authority for Industrial Devel. (University Plaza Associates)[1]	5.000	12/01/2058	4,290,408
2,825,000	Philadelphia, PA Authority for Industrial Devel. Senior Living (Presbyterian Homes Germantown)[1]	5.625	07/01/2035	2,827,204
3,620,000	Philadelphia, PA Gas Works[1]	5.000	08/01/2047	3,893,057
3,500,000	Philadelphia, PA GO1	5.000	08/01/2035	3,867,465
6,260,000	Philadelphia, PA GO1	6.500	08/01/2041	6,730,940
250,000	Philadelphia, PA Hsg. Authority[1]	5.000	12/01/2021	250,718
1,300,000	Philadelphia, PA Hsg. Authority[1]	5.000	05/01/2039	1,394,809
2,415,000	Philadelphia, PA Hsg. Authority[1]	5.000	05/01/2042	2,591,126
3,335,000	Philadelphia, PA Hsg. Authority (PHA Headquarters)[1]	5.000	05/01/2047	3,553,443
1,000,000	Philadelphia, PA Municipal Authority[1]	6.500	04/01/2034	1,019,140
20,000	Philadelphia, PA Parking Authority, Series A1	5.250	02/15/2029	20,057
10,000,000	Philadelphia, PA School District	5.000	09/01/2028	11,076,900
10,000,000	Philadelphia, PA School District	5.000	09/01/2029	11,019,200
1,000,000	Philadelphia, PA School District	5.000	09/01/2032	1,089,760
1,895,000	Philadelphia, PA Water & Wastewater[1]	5.000	10/01/2052	2,056,568
2,690,000	Pittsburgh, PA Urban Redevel. Authority (Marian Plaza)[1]	6.130	01/20/2043	2,727,741
4,000,000	Pottsville, PA Hospital Authority (LVHN/LVlyH/ LVHM/SRehC/SRMC/NPHC/SMCSJS/PMCtr/PHSys Obligated Group)[1]	5.000	07/01/2041	4,293,320
900,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.625	06/01/2042	913,959
2,895,000	Reading, PA Hsg. Auth (Goggle Works Apts.)[1]	5.875	06/01/2052	2,945,460
1,500,000	Reading, PA School District[1]	5.000	03/01/2037	1,643,130
1,500,000	Reading, PA School District[1]	5.000	03/01/2038	1,638,630
820,000	Scranton, PA School District[1]	5.000	12/01/2034	895,604
750,000	Scranton, PA School District[1]	5.000	12/01/2035	815,543
1,350,000	Susquehanna, PA Area Regional Airport Authority[1]	5.000	01/01/2038	1,427,166
2,000,000	Westmoreland County, PA Municipal Authority[1]	5.000	08/15/2038	2,164,640
2,600,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2034	2,834,364
2,125,000	Wilkes-Barre, PA Area School District[1]	5.000	08/01/2036	2,300,844

6      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

Principal Amount		Coupon		Maturity	Value
Pennsylvania (Continued)
$100,000	York County, PA IDA (York Water)[1]	4.750%		10/01/2036	$100,066
					564,713,322
U.S. Possessions—20.6%
700,000	Guam Hsg. Corp. (Single Family Mtg.)[1]	5.750		09/01/2031	701,617
185,000	Guam Power Authority, Series A1	5.000		10/01/2023	199,913
235,000	Guam Power Authority, Series A1	5.000		10/01/2024	253,943
420,000	Guam Power Authority, Series A1	5.000		10/01/2030	451,756
470,000	Northern Mariana Islands Commonwealth, Series A	5.000		10/01/2022	457,075
1,155,000	Northern Mariana Islands Ports Authority, Series A	6.250		03/15/2028	1,088,587
855,000	Northern Mariana Islands Ports Authority, Series A	6.600		03/15/2028	850,725
3,000,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.125		07/01/2037	2,782,500
810,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.250		07/01/2029	753,300
1,460,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.750		07/01/2037	1,372,400
1,005,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000		07/01/2047	942,187
1,980,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.125	[5]	07/01/2024	1,900,800
17,000,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500		05/15/2039	17,241,740
53,320,000	Puerto Rico Children’s Trust Fund (TASC)	7.153	[8]	05/15/2050	6,562,626
626,500,000	Puerto Rico Children’s Trust Fund (TASC)	7.622	[8]	05/15/2057	23,882,180
9,000,000	Puerto Rico Commonwealth GO9	5.750		07/01/2036	5,287,500
3,000,000	Puerto Rico Commonwealth GO9	5.750		07/01/2041	1,762,500
15,000	Puerto Rico Commonwealth GO, NPFGC[1]	6.000		07/01/2027	15,529
790,000	Puerto Rico Commonwealth GO9	6.000		07/01/2028	464,125
13,500,000	Puerto Rico Commonwealth GO9	8.000		07/01/2035	7,998,750
403,060	Puerto Rico Electric Power Authority[9]	10.000		07/01/2019	266,020
403,059	Puerto Rico Electric Power Authority[9]	10.000		07/01/2019	266,019
336,338	Puerto Rico Electric Power Authority[9]	10.000		01/01/2021	221,983
336,339	Puerto Rico Electric Power Authority[9]	10.000		07/01/2021	221,984
112,113	Puerto Rico Electric Power Authority[9]	10.000		01/01/2022	73,995
112,113	Puerto Rico Electric Power Authority[9]	10.000		07/01/2022	73,995
1,435,000	Puerto Rico Electric Power Authority, Series AAA[9]	5.250		07/01/2024	918,400
6,000,000	Puerto Rico Electric Power Authority, Series SS, NPFGC[1]	5.000		07/01/2025	6,022,140
1,450,000	Puerto Rico Electric Power Authority, Series TT9	5.000		07/01/2032	924,375
2,445,000	Puerto Rico Electric Power Authority, Series XX9	5.250		07/01/2040	1,564,800
725,000	Puerto Rico Electric Power Authority, Series ZZ9	5.000		07/01/2022	462,188
1,000,000	Puerto Rico Highway & Transportation Authority[9]	5.300		07/01/2035	675,000
10,000	Puerto Rico Highway & Transportation Authority, Series A9	5.000		07/01/2038	2,875
325,000	Puerto Rico Highway & Transportation Authority, Series H9	5.000		07/01/2028	93,437
270,000	Puerto Rico Infrastructure[4]	5.000		07/01/2041	49,275
1,400,000	Puerto Rico Infrastructure (Mepsi Campus)[9]	6.500		10/01/2037	283,500
1,250,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.000		03/01/2036	1,156,250
125,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.125		04/01/2032	118,750
185,000	Puerto Rico ITEMECF (Ana G. Mendez University)	5.375		04/01/2042	172,975

7      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon		Maturity	Value
U.S. Possessions (Continued)
$1,265,000	Puerto Rico Public Buildings Authority[1,9]	6.000%		07/01/2019	$789,044
2,070,000	Puerto Rico Public Buildings Authority[1,4]	6.000		07/01/2041	1,285,987
1,500,000	Puerto Rico Public Buildings Authority[1,9]	6.500		07/01/2030	935,625
1,000,000	Puerto Rico Public Buildings Authority[1,4]	6.750		07/01/2036	623,750
3,000,000	Puerto Rico Public Buildings Authority[9]	10.000		07/01/2034	1,893,750
1,000,000	Puerto Rico Public Buildings Authority, AMBAC[1]	10.000	[10]	07/01/2035	1,060,580
1,015,000	Puerto Rico Public Buildings Authority, Series D1,9	5.250		07/01/2036	629,300
5,725,000	Puerto Rico Public Finance Corp., Series B9	5.500		08/01/2031	314,875
5,000,000	Puerto Rico Sales Tax Financing Corp., Series A9	5.375		08/01/2039	2,456,250
950,000	Puerto Rico Sales Tax Financing Corp., Series A9	5.500		08/01/2042	466,688
3,000,000	Puerto Rico Sales Tax Financing Corp., Series A9	6.500		08/01/2044	1,473,750
20,130,000	Puerto Rico Sales Tax Financing Corp., Series C9	5.750		08/01/2057	16,456,275
3,235,000	University of Puerto Rico, Series P	5.000		06/01/2030	2,912,794
1,300,000	University of Puerto Rico, Series Q	5.000		06/01/2030	1,170,520
2,500,000	V.I. Public Finance Authority, Series C	5.000		10/01/2039	2,375,000
2,195,000	V.I. Tobacco Settlement Financing Corp.	6.497	[8]	05/15/2035	614,424
4,150,000	V.I. Tobacco Settlement Financing Corp.	6.872	[8]	05/15/2035	1,054,349
7,000,000	V.I. Tobacco Settlement Financing Corp.	7.622	[8]	05/15/2035	1,778,420
1,475,000	V.I. Tobacco Settlement Financing Corp. (TASC)[1]	5.000		05/15/2031	1,477,581
					128,306,676
Total Investments, at Value (Cost $727,586,838)—111.2%					693,019,998
Net Other Assets (Liabilities)—(11.2)					(69,612,485)
Net Assets—100.0%					$623,407,513

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 3 of the accompanying Notes.

3. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

4. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

5. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

6. Interest or dividend is paid-in-kind, when applicable.

7. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

8. Zero coupon bond reflects effective yield on the original acquisition date.

9. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

10. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

To simplify the listings of securities, abbreviations are used per the table below:

8      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

AHlth	Abington Health
AHlthF	Abington Health Foundation
AHSys	Aria Health System
AMBAC	AMBAC Indemnity Corp.
AMH	Abington Memorial Hospital
AMS	ACTS Management Services, Inc.
AriaH	Aria Health
ARLC	ACTS Retirement-Life Communities, Inc.
ASCS	ACTS Signature Community Services, Inc.
ATI	Azalea Trace, Inc.
BHospital	Brandywine Hospital
CHH	Chestnut Hill Hospital
EDFA	Economic Devel. Finance Authority
ElwynCA	Elwyn New Jersey
ElwynNJ	Elwyn New Jersey
GO	General Obligation
GPA	General Purpose Authority
H&EFA	Health and Educational Facilities Authority
HDA	Hospital Devel. Authority
HEBA	Higher Education Building Authority
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
IDA	Industrial Devel. Agency
IRSch	Iron Range School
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JH	Jennersville Hospital
JUP	Jefferson University Physicians
KC	Kidspeace Corporation
KCH	Kidspeace Childrens Hospital
KMAKNC	Kidspeace Mesabi Academy
KNCONM	Kidspeace National Centers of North America
KNCONY	Kidspeace National Centers of New York
LHosp	Landsdale Hospital
LVE	Lanier Village Estates, Inc.
LVHM	Lehigh Valley Hospital-Muhlenberg
LVHN	Lehigh Valley Health Network
LVlyH	Lehigh Valley Hospital
MAS	Mercy Adult Services
MCMCSPA	Mercy Catholic Medical Center of Southeastern Pennsylvania
MHH	Mercy Haverford Foundation
MHP	Mercy Health Plan
MHSSPA	Mercy Health System of Southeastern Pennsylvania
NPFGC	National Public Finance Guarantee Corp.
NPHC	Northeastern Pennsylvania Health Corp.
PHospital	Phoenixville Hospital
PHSys	Pocono Health System
PMCtr	Pocono Medical Center
PottsH	Pottstown Hospital
RHosp	Reading Hospital
RRDC	Residential Resources Devel. Corp.

9      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

RR	Residential Resources
RRSW	Residential Resources Southwest
SMCSJS	Schuylkill Medical Center South Jackson Street
SRehC	Simpson Retirement Communities
SRMC	Schuylkill Regional Medical Center
TASC	Tobacco Settlement Asset-Backed Bonds
THlth	Tower Health
TJU	Thomas Jefferson University
TJUH	Thomas Jefferson University Hospital
TJUHS	TJUH System
UPMC	University of Pittsburgh Medical Center
V.I.	United States Virgin Islands

10      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

1. Organization

Oppenheimer Rochester Pennsylvania Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a diversified open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee

11      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end. These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities (including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

12      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Pennsylvania	$—	$559,455,960	$5,257,362	$564,713,322
U.S. Possessions	—	128,306,676	—	128,306,676
Total Assets	$—	$687,762,636	$5,257,362	$693,019,998

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”). The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear

13      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by

14      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

3. Investments and Risks (Continued)

the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $28,395,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured

15      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $59,741,744 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $42,565,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 4,465,000	Berks County, PA IDA (THlth/RHosp/BHospital/ CHH/JH/PHospital/PottsH Obligated Group) Tender Option Bond Series 2018-XF2533 Trust[3]	8.334%	11/1/47	$5,240,749
3,250,000	Berks County, PA Municipal Authority Tender Option Bond Series 2015-XF2016 Trust[3]	12.133	11/1/31	3,659,143
3,545,000	Geisinger, PA Authority (Geisinger Health System) Tender Option Bond Series 2015 XF-0602 Trust	12.882	2/15/45	5,016,813
3,230,000	PA Southcentral General Authority (Wellspan Health/York Hospital/Gettysburg Hospital Obligated Group) Tender Option Bond Series 2015-XF2131 Trust[3]	14.257	6/1/29	3,260,039

				$17,176,744

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities).

16      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

3. Investments and Risks (Continued)

However, the Fund may only expose up to 20% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $42,565,000 at period end.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Sold securities	$260,000

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed

17      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$68,209,061
Market Value	$46,977,003
Market Value as % of Net Assets	7.54%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued

18      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

4. Market Risk Factors (Continued)

fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

5. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

19      OPPENHEIMER ROCHESTER PENNSYLVANIA MUNICIPAL FUND

STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

Principal Amount		Coupon	Maturity	Value
Municipal Bonds and Notes—114.9%
Alabama—5.0%
$5,000,000	AL Economic Settlement Authority (BP Exploration & Production)[1]	4.000%	09/15/2033	$5,030,050
2,710,000	AL Port Authority (Alabama Docks Dept.)[1]	5.000	10/01/2028	3,014,496
2,380,000	AL Port Authority (Alabama Docks Dept.)[1]	5.000	10/01/2029	2,632,066
1,700,000	Birmingham, AL GO Warrants[1]	5.000	12/01/2036	1,903,065
1,535,000	Birmingham, AL GO Warrants[1]	5.000	12/01/2037	1,714,380
1,575,000	Birmingham, AL GO Warrants[1]	5.000	12/01/2038	1,753,636
5,190,000	Birmingham, AL GO Warrants[1]	5.000	12/01/2043	5,738,739
1,365,000	Birmingham-Jefferson, AL Civic Center Authority[1]	5.000	05/01/2035	1,521,060
1,170,000	Birmingham-Jefferson, AL Civic Center Authority[1]	5.000	05/01/2036	1,298,782
12,870,000	Birmingham-Jefferson, AL Civic Center Authority[2]	5.000	05/01/2048	14,059,436
18,120,000	Birmingham-Jefferson, AL Civic Center Authority[2]	5.000	07/01/2048	19,756,870
10,500,000	Birmingham-Jefferson, AL Civic Center Authority[1]	5.000	07/01/2048	11,448,465
4,500,000	Homewood, AL Educational Building Authority (Samford University)[1]	5.000	12/01/2047	4,807,125
21,895,000	Jefferson County, AL Sewer[1]	0.000 [3]	10/01/2039	18,733,581
20,045,000	Jefferson County, AL Sewer[1]	0.000 [3]	10/01/2046	17,350,150
30,000,000	Jefferson County, AL Sewer[1]	0.000 [3]	10/01/2046	25,557,600
17,500,000	Jefferson County, AL Sewer[1]	0.000 [3]	10/01/2050	15,139,950
44,050,000	Jefferson County, AL Sewer[1]	0.000 [3]	10/01/2050	37,454,834
5,000,000	Jefferson County, AL Sewer[1]	5.500	10/01/2053	5,448,900
51,500,000	Jefferson County, AL Sewer[1]	6.500	10/01/2053	59,690,045
25,000,000	Jefferson County, AL Sewer[1]	7.000	10/01/2051	29,555,500
8,000,000	Lower AL Gas District[1]	5.000	09/01/2046	8,987,440
500,000	Mobile, AL Improvement District (McGowin Park)[1]	5.250	08/01/2030	503,120
1,300,000	Mobile, AL Improvement District (McGowin Park)[1]	5.500	08/01/2035	1,306,058
				294,405,348

Alaska—0.3%
1,650,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[4,7]	5.875	12/01/2027	111,375
500,000	AK Industrial Devel. & Export Authority Community Provider (Boys & Girls Home)[4,7]	6.000	12/01/2036	33,750
1,755,000	AK Municipal Bond Bank Authority[1]	5.000	12/01/2030	1,920,742
1,365,000	AK Municipal Bond Bank Authority[1]	5.000	12/01/2031	1,488,915
1,960,000	AK Municipal Bond Bank Authority[1]	5.000	12/01/2032	2,132,225
2,055,000	AK Municipal Bond Bank Authority[1]	5.000	12/01/2033	2,228,113
10,350,000	Koyukuk, AK (Tanana Chiefs Conference Health Care Facility)[1]	7.750	10/01/2041	10,867,604
				18,782,724

Arizona—1.7%
2,515,000	AZ IDA (Accel Schools)[1]	5.125	08/01/2038	2,434,394
3,945,000	AZ IDA (Accel Schools)[1]	5.250	08/01/2048	3,795,445
580,000	AZ IDA (Franklin Phonetic Charter School)[1]	5.500	07/01/2037	542,097
680,000	AZ IDA (Franklin Phonetic Charter School)[1]	5.750	07/01/2047	634,855
645,000	AZ IDA (Franklin Phonetic Charter School)[1]	5.875	07/01/2052	606,816

1        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$3,603,000	Buckeye, AZ Watson Road Community Facilities District[1]	6.000%	07/01/2030	$3,435,136
3,180,000	East San Luis, AZ Community Facilities District Special Assessment (Area One)[5,7]	6.375	01/01/2028	1,812,600
140,000	East San Luis, AZ Community Facilities District Special Assessment (Area Two)[5,7]	8.500	01/01/2028	70,000
2,500,000	Glendale, AZ IDA (Beatitudes Campus)[1]	5.000	11/15/2045	2,403,250
500,000	La Paz County, AZ IDA (Harmony Public Schools)[1]	5.000	02/15/2038	522,635
1,200,000	La Paz County, AZ IDA (Harmony Public Schools)[1]	5.000	02/15/2048	1,240,452
7,225,000	Maricopa County, AZ IDA (Christian Care Surprise)[1]	6.000	01/01/2048	7,214,379
220,000	Maricopa County, AZ IDA (Greathearts Arizona)[1]	5.000	07/01/2037	241,023
405,000	Maricopa County, AZ IDA (Greathearts Arizona)[1]	5.000	07/01/2048	438,084
1,870,000	Maricopa County, AZ IDA (Immanuel Campus Care)[5,7]	8.500	04/20/2041	1,290,300
294,000	Merrill Ranch, AZ Community Facilities District No. 1 Special Assessment Lien[1]	5.250	07/01/2024	294,309
435,000	Merrill Ranch, AZ Community Facilities District No. 2[1]	5.250	07/15/2040	469,817
262,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.250	07/01/2024	262,275
641,000	Merrill Ranch, AZ Community Facilities District No. 2 Special Assessment Lien[1]	5.300	07/01/2030	641,494
420,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.300	07/15/2025	390,764
350,000	Parkway, AZ Community Facilities District No. 1 (Prescott Valley)[1]	5.350	07/15/2031	304,552
10,000,000	Phoenix, AZ Civic Improvement Corp. Airport[1,6]	5.000	07/01/2048	10,864,500
1,000,000	Phoenix, AZ IDA (Downtown Phoenix Student Hsg.)[1]	5.000	07/01/2042	1,064,590
1,650,000	Phoenix, AZ IDA (Espiritu Community Devel. Corp.)[1]	6.250	07/01/2036	1,583,472
4,135,000	Phoenix, AZ IDA (Freedom Academy)[1]	5.500	07/01/2046	4,183,628
1,855,000	Phoenix, AZ IDA (Gourmet Boutique West)[1,6,7]	5.875	11/01/2037	1,495,761
5,530,000	Phoenix, AZ IDA (Milestone Charter School)[1]	6.500	11/01/2047	5,143,619
1,185,000	Phoenix, AZ IDA (Vista College Preparatory)[1]	5.000	07/01/2048	1,269,325
2,970,000	Pima County, AZ IDA (American Leadership Academy)[1]	5.000	06/15/2052	2,885,117
1,550,000	Pima County, AZ IDA (Christian Care Tucson)[1]	5.000	06/15/2037	1,663,165
2,830,000	Pima County, AZ IDA (Christian Care Tucson)[1]	5.000	12/15/2047	3,009,026
2,400,000	Pima County, AZ IDA (Excalibur Charter School)[1]	5.500	09/01/2046	2,238,384
2,955,000	Pima County, AZ IDA (New Plan Learning/OG Ohio/250 Shoup Mill Obligated Group)[1]	8.125	07/01/2041	2,943,860
3,315,000	Pima County, AZ IDA (P.L.C. Charter Schools)[1]	6.000	12/01/2036	3,404,406
6,310,000	Pima County, AZ IDA (P.L.C. Charter Schools)[1]	6.000	12/01/2046	6,406,417
5,730,000	Pima County, AZ IDA (P.L.C. Charter Schools)[1]	7.500	04/01/2041	6,696,594
1,025,000	Pima County, AZ IDA (Paideia Academies)[1]	6.000	07/01/2035	1,023,831
3,310,000	Pima County, AZ IDA (Paideia Academies)[1]	6.125	07/01/2045	3,281,733
500,000	Pinal County, AZ IDA (San Manuel Facility)[1]	6.250	06/01/2026	501,290

2        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Arizona (Continued)
$1,022,000	Prescott Valley, AZ Southside Community Facilities District No. 1[1]	7.250%	07/01/2032	$613,364
245,000	Show Low Bluff, AZ Community Facilities District[1]	5.600	07/01/2031	213,495
1,010,000	Tempe, AZ IDA (Mirabella at ASUN)[1]	6.000	10/01/2037	1,081,882
2,360,000	Tempe, AZ IDA (Mirabella at ASUN)[1]	6.125	10/01/2052	2,529,660
695,000	Tempe, AZ IDA (Tempe Life Care Village)[1]	6.000	12/01/2032	733,030
1,550,000	Tempe, AZ IDA (Tempe Life Care Village)[1]	6.250	12/01/2042	1,637,188
675,000	Verrado, AZ Community Facilities District No. 1[1]	5.700	07/15/2029	705,449
1,800,000	Verrado, AZ Community Facilities District No. 1[1]	6.000	07/15/2027	1,913,148
610,000	Verrado, AZ Community Facilities District No. 1[1]	6.000	07/15/2033	637,828
				98,768,439

Arkansas—0.1%
5,220,000	Cave Springs, AR Municipal Property (Creeks Special Sewer District)[4,7]	6.250	02/01/2038	3,810,600

California—12.9%
2,500,000	Adelanto, CA Public Utility Authority[1]	6.750	07/01/2039	2,582,400
7,300,000	Alameda, CA Corridor Transportation Authority[1]	5.000	10/01/2034	8,082,925
750,000	Alhambra, CA (Atherton Baptist Homes)[1]	7.625	01/01/2040	798,982
50,000	Beaumont, CA Financing Authority, Series C1	5.000	09/01/2022	50,041
180,000	Blythe, CA Redevel. Agency (Redevel. Project No. 1 Tax Allocation)[1]	6.200	05/01/2031	180,013
5,500,000	Brea, CA Community Facilities District (Brea Plaza Area)[1]	7.375	09/01/2039	5,741,615
127,310,000	CA County Tobacco Securitization Agency	5.307 [8]	06/01/2046	19,613,379
107,400,000	CA County Tobacco Securitization Agency	5.502 [8]	06/01/2050	9,969,942
212,950,000	CA County Tobacco Securitization Agency	6.341 [8]	06/01/2055	9,819,124
33,920,000	CA County Tobacco Securitization Agency	6.647 [8]	06/01/2046	4,719,968
215,100,000	CA County Tobacco Securitization Agency	6.998 [8]	06/01/2055	11,454,075
7,165,000	CA County Tobacco Securitization Agency	8.145 [8]	06/01/2033	3,126,878
7,000,000	CA County Tobacco Securitization Agency (TASC)[1]	5.250	06/01/2046	6,791,400
275,000	CA County Tobacco Securitization Agency (TASC)[1]	5.500	06/01/2033	278,996
520,920,000	CA County Tobacco Securitization Agency (TASC)	5.559 [8]	06/01/2050	68,047,780
18,500,000	CA County Tobacco Securitization Agency (TASC)[1]	5.650 [3]	06/01/2041	18,521,090
18,030,000	CA County Tobacco Securitization Agency (TASC)[1]	5.700 [3]	06/01/2046	18,043,883
2,775,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2035	2,803,055
7,285,000	CA County Tobacco Securitization Agency (TASC)[1]	5.875	06/01/2043	7,388,228
19,120,000	CA County Tobacco Securitization Agency (TASC)[1]	6.000	06/01/2042	19,302,978
5,000,000	CA County Tobacco Securitization Agency (TASC)[1]	6.125	06/01/2038	4,996,850
9,125,000	CA Enterprise Devel. Authority (Sunpower Corp.)[1]	8.500	04/01/2031	9,610,997
16,780,000	CA GO2	4.000	11/01/2033	17,449,103
24,160,000	CA GO2	4.000	11/01/2034	25,028,794
20,000,000	CA GO2	4.000	11/01/2035	20,610,200
3,740,000	CA GO1	5.000	08/01/2030	4,317,793
2,160,000	CA GO1	5.000	09/01/2031	2,465,878
555,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.000	06/01/2029	612,337

3        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$5,350,000	CA Golden State Tobacco Securitization Corp. (TASC)[1]	5.300% [3]	06/01/2037	$5,474,441
30,420,000	CA Health Facilities Financing Authority (SJHS/ SJHCN/SJHE/SJHO Obligated Group)[2]	5.750	07/01/2039	31,179,133
1,835,000	CA Independent Cities Finance Authority Mobile Home Park (Lamplighter Salinas)[1]	6.250	07/15/2050	1,914,492
10,000,000	CA Infrastructure and Economic Devel. (SanfordConsortium)[2]	5.000	05/15/2040	10,479,500
1,710,000	CA Infrastructure and Economic Devel. (University of California)[1]	5.000	05/15/2052	1,894,475
4,500,000	CA Morongo Band of Mission Indians[1]	5.000	10/01/2042	4,577,265
5,000,000	CA Municipal Finance Authority (CHCC/FCHMC Obligated Group)[1]	5.000	02/01/2047	5,369,800
750,000	CA Municipal Finance Authority (Harbor Regional Center)[1]	8.500	11/01/2039	798,742
10,800,000	CA Municipal Finance Authority (Lax Integrated Express Solutions)[1]	5.000	12/31/2043	11,559,456
2,750,000	CA Municipal Finance Authority (Lax Integrated Express Solutions)[1]	5.000	12/31/2047	2,934,332
2,575,000	CA Municipal Finance Authority (Lax Integrated Express Solutions)[1]	5.000	06/01/2048	2,744,383
3,000,000	CA Pollution Control Financing Authority (Aemerge Redpak Services Southern CA)[1]	8.000	12/01/2027	2,948,640
6,075,000	CA Pollution Control Financing Authority (Calplant I)[1]	7.500	07/01/2032	6,245,525
14,995,000	CA Pollution Control Financing Authority (Calplant I)[1]	8.000	07/01/2039	15,894,700
55,000	CA Public Works[1,6]	6.625	11/01/2034	55,081
5,945,000	CA School Finance Authority Charter School (Grimmway Schools)[1]	5.250	07/01/2051	5,981,800
385,000	CA School Finance Authority Charter School (Kepler Neighborhood School)[1]	5.000	05/01/2027	359,906
900,000	CA School Finance Authority Charter School (Kepler Neighborhood School)[1]	5.750	05/01/2037	829,773
1,230,000	CA School Finance Authority Charter School (Kepler Neighborhood School)[1]	5.875	05/01/2047	1,111,760
595,000	CA School Finance Authority Charter School (RE/ REW/RLSA/RDP/RRCP/RSCP/RNNE/RMS/RSSPA/ RBM/RSA Obligated Group)[1]	5.125	06/01/2047	605,627
665,000	CA School Finance Authority Charter School (RE/ REW/RLSA/RDP/RRCP/RSCP/RNNE/RMS/RSSPA/ RBM/RSA Obligated Group)[1]	5.250	06/01/2052	677,874
4,330,000	CA School Finance Authority School Facility (Escuela Popular Del Pueblo)[1]	6.500	07/01/2050	4,156,021
61,600,000	CA Silicon Valley Tobacco Securitization Authority	8.146 [8]	06/01/2056	4,459,224
58,990,000	CA Silicon Valley Tobacco Securitization Authority	8.898 [8]	06/01/2047	10,215,888
60,785,000	CA Silicon Valley Tobacco Securitization Authority	8.995 [8]	06/01/2036	22,552,451
13,505,000	CA Silicon Valley Tobacco Securitization Authority	8.998 [8]	06/01/2047	2,122,851
25,920,000	CA State University[6]	5.000	11/01/2047	28,756,426

4        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
California (Continued)
$1,145,000	CA Statewide CDA (Albert Einstein Academy)[4,7]	6.000%	11/01/2032	$7,378
1,730,000	CA Statewide CDA (Albert Einstein Academy)[4,7]	6.250	11/01/2042	8,650
10,000	CA Statewide CDA (Escrow Term)[1]	6.750	09/01/2037	10,010
4,020,000	CA Statewide CDA (Guidance Charter School)[4,7]	6.500	07/01/2037	2,412,000
14,690,000	CA Statewide CDA (Guidance Charter School)[4,7]	6.750	07/01/2052	8,814,000
2,019,578	CA Statewide CDA (Microgy Holdings)[5,7]	9.000	12/01/2038	20
7,775,000	CA Statewide CDA (Yucaipa Valley Water Reservoir)[1]	6.000	09/02/2044	7,435,388
4,515,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2037	4,516,671
1,120,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2043	1,119,989
100,000	CA Statewide Financing Authority Tobacco Settlement (TASC)[1]	6.000	05/01/2043	99,999
2,500,000	Calexico, CA Community Redevel. Agency Tax Allocation (Central Business District & Residential Redevel.)[1]	7.250	08/01/2033	2,793,450
10,000,000	City of Sacramento CA Transient Occupancy Tax Revenue[1,6]	5.000	06/01/2048	11,108,500
1,440,000	Coyote Canyon, CA Public Facilities Community Facilities District No. 2004-1[1]	6.625	09/01/2039	1,497,341
1,215,000	Desert Hot Springs, CA Redevel. Agency Tax Allocation[1]	5.000	09/01/2030	1,374,043
18,275,000	Fremont, CA Union High School District[2]	4.000	08/01/2043	18,407,804
7,780,000	Fresno, CA Unified School District	4.319 [8]	08/01/2042	2,742,061
1,175,000	Lathrop, CA Special Tax Community Facilities District No. 03-2[1]	7.000	09/01/2033	1,178,020
4,000,000	Long Beach, CA Harbor Revenue[1]	5.000	05/15/2043	4,392,960
1,625,000	Los Angeles, CA Community Facilities District Special Tax (Legends at Cascades)[1]	5.750	09/01/2040	1,668,566
1,500,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.000	05/15/2033	1,653,120
1,000,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.000	05/15/2035	1,115,560
1,385,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[1]	5.000	05/15/2036	1,539,137
55,750,000	Los Angeles, CA Dept. of Airports (Los Angeles International Airport)[2]	5.000	05/15/2044	60,959,239
5,000,000	Los Angeles, CA Dept. of Water & Power[2]	5.000	07/01/2034	5,023,125
21,000,000	Los Angeles, CA Dept. of Water & Power[6]	5.000	07/01/2035	23,890,020
7,555,000	Los Angeles, CA Regional Airports Improvement Corp. (Delta-Continental Airlines)[1]	9.250	08/01/2024	7,602,219
255,000	Maywood, CA Public Financing Authority[1]	7.000	09/01/2038	255,275
10,000,000	Northern CA Tobacco Securitization Authority (TASC)[1]	5.375	06/01/2038	10,052,400
45,000	Placer County, CA Improvement Bond Act 1915[1]	6.500	09/02/2030	45,035
3,975,000	Rialto, CA Redevel. Agency (Merged Project Area)[1]	5.000	09/01/2037	4,498,945
1,750,000	Riverside County, CA Redevel. Agency[1]	7.125	10/01/2042	1,999,393

5        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
California (Continued)
$27,015,000	Riverside County, CA Transportation Commission[2]	4.000%	06/01/2036	$27,802,768
2,000,000	San Buenaventura, CA Community Memorial Health Systems[1]	8.000	12/01/2031	2,239,460
4,700,000	San Francisco, CA City & County Airports Commission[1]	5.000	05/01/2048	5,107,067
750,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	6.750	08/01/2041	830,325
1,000,000	San Francisco, CA City & County Redevel. Financing Authority (Mission Bay North Redevel.)[1]	7.000	08/01/2041	1,111,640
15,920,000	Santa Clara County, CA GO2	4.000	08/01/2040	16,040,554
6,000,000	Santa Clara, CA Redevel. Agency Tax Allocation (Bayshore North)[1]	5.750	06/01/2026	6,582,120
12,115,000	Stockton, CA Unified School District	5.918 [8]	08/01/2038	5,259,848
14,735,000	Stockton, CA Unified School District	5.948 [8]	08/01/2041	5,511,774
17,145,000	Stockton, CA Unified School District	5.948 [8]	08/01/2043	5,825,357
6,245,000	Stockton, CA Unified School District	5.997 [8]	08/01/2037	2,854,465
1,335,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	5.875	06/01/2035	1,370,404
1,425,000	Susanville, CA Public Financing Authority (Utility Enterprises)[1]	6.000	06/01/2045	1,460,625
3,500,000	West Hollywood, CA Community Devel. Commission Tax Allocation (East Side Redevel.)[1]	7.500	09/01/2042	3,986,535
				762,511,530

Colorado—3.7%
1,075,000	Amber Creek, CO Metropolitan District[1]	5.125	12/01/2047	1,037,945
515,000	Amber Creek, CO Metropolitan District	7.750	12/15/2047	497,104
1,240,000	Arista, CO Metropolitan District[1]	5.000	12/01/2038	1,244,042
3,500,000	Arista, CO Metropolitan District[1]	5.125	12/01/2048	3,510,185
2,500,000	Arkansas River, CO Power Authority[1]	5.000	10/01/2043	2,650,325
3,100,000	Base Village, CO Metropolitan District No. 2[1]	5.750	12/01/2046	3,101,860
500,000	Blue Lake, CO Metropolitan District No. 2[1]	8.000	12/15/2046	498,180
1,750,000	Blue Lake, CO Metropolitan District No. 3[1]	5.250	12/01/2048	1,678,478
551,000	BNC, CO Metropolitan District No. 1[1]	7.375	12/15/2047	542,779
670,000	Brighton Crossing, CO Metropolitan District No. 4	7.000	12/15/2047	639,662
1,000,000	Bromley Park, CO Metropolitan District No. 2	6.375	12/15/2047	972,250
2,734,000	Buffalo Ridge, CO Metropolitan District[1]	7.375	12/15/2047	2,661,877
1,345,000	Cherrylane, CO Metropolitan District[1]	5.250	12/01/2047	1,307,824
574,000	Cherrylane, CO Metropolitan District	7.375	12/15/2047	558,858
500,000	Clear Creek Station, CO Metropolitan District No. 2	7.375	12/15/2047	494,865
4,500,000	CO Canyons Metropolitan District No. 5[1]	6.125	12/01/2047	4,513,815
2,000,000	CO Canyons Metropolitan District No. 6[1]	6.125	12/01/2047	1,922,600
1,025,000	CO Country Club Highlands Metropolitan District[4,7]	7.250	12/01/2037	871,250
2,600,000	CO Elbert and Highway 86 Metropolitan District[1]	5.750	12/01/2046	2,669,706
4,475,000	CO Elbert and Highway 86 Metropolitan District[4,7]	7.500	12/01/2032	3,356,250
1,780,000	CO Fossil Ridge Metropolitan District No. 1[1]	7.250	12/01/2040	1,845,290

6        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Colorado (Continued)
$1,100,000	CO Health Facilities Authority (Catholic Health Initiatives)[1]	5.000%	09/01/2036	$1,111,407
4,425,000	CO Health Facilities Authority (ELGS/ELGSS/ ELGSF/GSSH Obligated Group)[1]	5.000	06/01/2047	4,674,437
14,350,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System)[2]	5.000	01/01/2044	15,274,284
1,030,000	CO Health Facilities Authority Health & Residential Care Facilities (Volunteers of America)[1]	5.300	07/01/2037	1,014,334
1,040,000	CO International Center Metropolitan District No. 3[1]	7.500	12/15/2038	1,012,596
1,945,000	CO Midcities Metropolitan District No. 2	7.750	12/15/2046	1,875,953
12,585,000	CO Park Valley Water and Sanitation Metropolitan District[7]	5.481 [8]	12/15/2017	2,642,850
1,590,000	CO Potomac Farms Metropolitan District[1]	7.250	12/01/2037	1,482,134
225,000	CO Potomac Farms Metropolitan District[1]	7.625 [3]	12/01/2023	213,271
1,720,000	CO Sorrell Ranch Metropolitan District[5,7]	6.750	12/15/2036	481,600
569,000	CO Table Mountain Metropolitan District	7.750	12/15/2045	577,535
8,000,000	CO Talon Pointe Metropolitan District[5,7]	8.000	12/01/2039	560,000
500,000	Copperleaf, CO Metropolitan District No. 3[1]	5.000	12/01/2037	491,530
700,000	Copperleaf, CO Metropolitan District No. 3[1]	5.125	12/01/2047	682,920
506,000	Copperleaf, CO Metropolitan District No. 3	7.625	12/15/2047	490,840
3,415,000	Cundall Farms, CO Metropolitan District[1]	6.875	12/01/2044	3,574,720
750,000	Cundall Farms, CO Metropolitan District	7.375	12/15/2047	715,140
785,000	Cundall Farms, CO Metropolitan District[1]	7.750	12/15/2044	852,769
792,000	Cundall Farms, CO Metropolitan District	12.000	12/15/2049	765,325
34,120,000	Denver, CO City & County Airport[1]	5.000	12/01/2048	37,015,082
13,880,000	Denver, CO City & County Airport[1]	5.250	12/01/2043	15,502,711
5,000,000	Denver, CO City & County Airport[1]	5.250	12/01/2048	5,562,400
1,250,000	Denver, CO Connection West Metropolitan District[1]	5.375	08/01/2047	1,241,738
1,360,000	Denver, CO Gateway Center Metropolitan District[1]	5.500	12/01/2038	1,378,523
2,130,000	Denver, CO Gateway Center Metropolitan District[1]	5.625	12/01/2048	2,162,333
1,690,000	Dublin North, CO Metropolitan District No. 2	5.125	12/01/2047	1,622,130
2,000,000	Erie Farm, CO Metropolitan District[1]	5.500	12/01/2045	2,001,940
600,000	Erie Farm, CO Metropolitan District[1]	7.750	12/15/2045	585,966
2,065,000	Hawthorn, CO Metropolitan District No. 2[1]	6.375	12/01/2044	2,159,928
950,000	Hawthorn, CO Metropolitan District No. 2	7.750	12/15/2044	1,036,545
928,000	Hawthorn, CO Metropolitan District No. 2	10.000	12/15/2051	890,685
775,000	Iliff Commons, CO Metropolitan District No. 3[1]	6.000	12/01/2046	775,341
2,235,000	Interpark, CO Metropolitan District[1]	5.500	12/01/2048	2,127,787
1,365,000	Interquest South, CO Business Improvement District[1]	5.000	12/01/2047	1,291,031
1,626,000	Lewis Pointe, CO Metropolitan District	7.750	12/15/2047	1,619,935
500,000	Leyden Ranch, CO Metropolitan District	7.000	12/15/2047	500,970
1,195,000	Leyden Rock, CO Metropolitan District No. 10	7.250	12/15/2045	1,149,817
1,025,000	Leyden Rock, CO Metropolitan District No. 10	10.750	12/15/2049	986,409

7        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Colorado (Continued)
$1,140,000	Littleton Village, CO Metropolitan District No. 2[1]	7.625%	12/15/2028	$1,121,726
8,065,000	Millers Landing, CO Business Improvement District[1]	6.000	12/01/2048	7,813,775
2,185,000	Millers Landing, CO Business Improvement District[1]	8.000	12/01/2048	2,135,706
1,000,000	Mountain Shadows, CO Metropolitan District[1]	5.000	12/01/2046	991,010
1,760,000	North Holly, CO Metropolitan District[1]	5.500	12/01/2048	1,682,771
2,290,000	Prairie Farm, CO Metropolitan District[1]	5.250	12/01/2048	2,215,964
1,270,000	Prairie Farm, CO Metropolitan District	7.375	12/15/2048	1,229,652
2,595,000	Prairiestar, CO Metropolitan District No. 2[1]	5.750	12/01/2046	2,657,591
4,340,000	Rendezvous, CO Metropolitan District No. 4[1]	5.625	12/01/2048	4,257,106
1,200,000	Sheridan Station West, CO Metropolitan District[1]	6.000	12/01/2047	1,147,584
810,000	Southglenn, CO Metropolitan District[1]	5.000	12/01/2036	795,785
2,000,000	Stone Creek, CO Metropolitan District[1]	5.625	12/01/2047	1,937,340
600,000	Stone Creek, CO Metropolitan District[1]	7.875	12/15/2047	584,862
710,000	Tabernash Meadows, CO Water & Sanitation District[1]	7.125	12/01/2034	733,757
294,000	Tallyns Reach, CO Metropolitan District No. 3[1]	5.000	12/01/2033	306,016
1,220,000	Tallyns Reach, CO Metropolitan District No. 3	6.750	11/01/2038	1,187,682
750,000	Thompson Crossing, CO Metropolitan District No. 6[1]	6.000	12/01/2044	749,955
1,500,000	Timnath Ranch, CO Metropolitan District No. 4[1]	5.250	12/01/2037	1,459,410
1,900,000	Timnath Ranch, CO Metropolitan District No. 4[1]	5.375	12/01/2047	1,836,236
953,000	Timnath Ranch, CO Metropolitan District No. 4	7.750	12/15/2047	927,164
1,610,000	Two Bridges, CO Metropolitan District[1]	5.625	08/01/2048	1,547,017
508,000	Two Bridges, CO Metropolitan District[1]	7.875	08/01/2048	491,957
1,375,000	Village at Southgate, CO Metropolitan District[1]	5.625	12/01/2048	1,323,850
1,645,000	Villas Eastlake Reservoir, CO Metropolitan District[1]	6.500	12/01/2046	1,687,128
5,271,763	Woodmen Heights, CO Metropolitan District No. 1[1]	6.000	12/01/2041	5,251,888
20,183,519	Woodmen Heights, CO Metropolitan District No. 1	7.300 [3]	12/15/2041	17,489,625
1,245,000	York Street, CO Metropolitan District[1]	6.250	12/01/2047	1,236,659
				219,479,277

Connecticut—1.0%
12,500,000	CT GO1	4.000	08/15/2030	12,887,750
5,295,000	CT GO1	4.000	08/15/2031	5,441,089
4,500,000	CT GO1	5.000	09/15/2033	4,968,045
2,000,000	CT GO1	5.000	09/15/2034	2,201,080
2,500,000	CT GO1	5.000	09/15/2035	2,740,550
2,000,000	CT GO1	5.000	09/15/2037	2,178,700
10,000,000	CT Special Tax[1]	5.000	09/01/2028	11,084,200
6,000,000	CT Special Tax[1]	5.000	08/01/2032	6,528,900
7,965,000	CT Special Tax[1]	5.000	08/01/2033	8,637,246
470,000	Georgetown, CT Special Taxing District[5]	5.125	10/01/2036	150,400
1,580,000	Hartford, CT GO1	5.000	10/01/2033	1,704,694

8        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Connecticut (Continued)
$12,949,293	Mashantucket Western Pequot Tribe CT5,9	6.050%	07/01/2031	$455,815
				58,978,469

Delaware—0.1%
1,100,000	Bridgeville, DE Special Obligation (Heritage Shores)[1]	5.450	07/01/2035	1,066,549
7,000,000	Millsboro, DE Special Obligation (Plantation Lakes)[1]	5.450	07/01/2036	6,120,730
				7,187,279

District of Columbia—3.0%
4,745,000	District of Columbia (Howard University)[1]	6.250	10/01/2032	5,198,954
5,255,000	District of Columbia (Howard University)[1]	6.250	10/01/2032	5,503,299
315,000	District of Columbia (Howard University)[1]	6.500	10/01/2041	346,900
19,295,000	District of Columbia (Howard University)[1]	6.500	10/01/2041	20,167,520
3,055,000	District of Columbia Center for Strategic & International Studies[1]	6.375	03/01/2031	3,310,734
2,000,000	District of Columbia Center for Strategic & International Studies[1]	6.625	03/01/2041	2,204,240
32,680,000	District of Columbia Tobacco Settlement Financing Corp.[1]	6.750	05/15/2040	33,816,284
1,275,680,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	5.912 [8]	06/15/2055	50,606,226
1,055,000,000	District of Columbia Tobacco Settlement Financing Corp. (TASC)	6.211 [8]	06/15/2055	35,131,500
11,530,000	Metropolitan Washington D.C. Airport Authority[1]	4.000	10/01/2035	11,537,379
6,375,000	Metropolitan Washington D.C. Airport Authority[1]	5.000	10/01/2034	7,107,806
				174,930,842

Florida—8.0%
750,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)[1]	8.000	10/01/2032	852,892
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)[1]	8.000	10/01/2042	1,131,420
1,000,000	Alachua County, FL Health Facilities Authority (Oak Hammock University Florida)[1]	8.000	10/01/2046	1,127,590
4,655,000	Amelia Concourse, FL Community Devel. District[5,7]	5.750	05/01/2038	4,329,150
3,125,000	Amelia Concourse, FL Community Devel. District[1,6]	6.000	05/01/2047	2,989,656
4,750,000	Arlington Ridge, FL Community Devel. District[1,6]	5.500	05/01/2036	4,748,100
1,045,000	Avignon Villages, FL Community Devel. District[5,7]	5.300	05/01/2014	73,150
755,000	Avignon Villages, FL Community Devel. District[5,7]	5.400	05/01/2037	52,850
14,549,400	Baker, FL Correctional Devel. Corp. (Baker County Detention Center)[1]	8.500	02/01/2030	12,010,239
7,555,000	Belle Isle, FL Charter School (Cornerstone Charter Academy & Cornerstone Charter High School Obligated Group)[1]	6.000	10/01/2042	7,959,948
5,845,000	Buckeye Park, FL Community Devel. District[5]	7.875	05/01/2038	2,104,200

9        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$795,000	Carlton Lakes, FL Community Devel. District Special Assessment[1,6]	5.625%	11/01/2036	$804,437
1,930,000	Carlton Lakes, FL Community Devel. District Special Assessment[1,6]	5.750	11/01/2047	1,949,686
24,545,000	CFM, FL Community Devel. District, Series A5,7	6.250	05/01/2035	8,713,475
7,075,000	Chapel Creek, FL Community Devel. District Special Assessment[5,7]	5.500	05/01/2038	6,367,500
13,074,058	Clearwater Cay, FL Community Devel. District[5,7]	5.500	05/01/2037	7,452,213
1,150,000	Collier County, FL IDA (Gulf Coast Charter Academy South)[1]	5.000	12/01/2037	1,083,829
1,875,000	Collier County, FL IDA (Gulf Coast Charter Academy South)[1]	5.000	12/01/2047	1,706,850
11,000,000	County of Miami-Dade FL Transit System[1]	4.000	07/01/2045	10,857,330
1,690,000	Creekside, FL Community Devel. District[5,7]	5.200	05/01/2038	692,900
840,000	Crosscreek, FL Community Devel. District[1]	5.600	05/01/2037	819,235
20,000	Crosscreek, FL Community Devel. District[1,4]	5.600	05/01/2039	19,109
1,210,000	Crosscreek, FL Community Devel. District[1,6]	6.750	11/30/2021	1,212,263
55,000	Dade County, FL HFA (Golden Lakes Apartments)[1]	6.050	11/01/2039	55,053
700,000	Dade County, FL IDA (Miami Cerebral Palsy Residence)[1]	8.000	06/01/2022	703,374
1,940,000	Durbin Crossing, FL Community Devel. District Special Assessment[4,7]	5.250	11/01/2020	160,050
3,340,000	FL Capital Trust Agency (AHFP/AAD/AAHI/APH/ AWHC/AAHII/AW Obligated Group)[1]	6.000	07/01/2042	3,131,551
990,000	FL Capital Trust Agency (Elim Senior Hsg.)[1]	5.625	08/01/2037	964,745
2,350,000	FL Capital Trust Agency (Elim Senior Hsg.)[1]	5.875	08/01/2052	2,281,004
850,000	FL Capital Trust Agency (Florida Charter Educational Foundation)[1]	5.375	06/15/2038	828,333
1,590,000	FL Capital Trust Agency (Florida Charter Educational Foundation)[1]	5.375	06/15/2048	1,520,755
1,100,000	FL Capital Trust Agency (Viera Charter School)[1]	5.000	10/15/2047	1,054,537
755,000	FL Capital Trust Agency (Viera Charter School)[1]	5.000	10/15/2052	710,447
3,725,000	FL Dept. of Transportation (Acquisition & Bridge Construction)[2]	4.000	07/01/2037	3,830,225
4,030,000	FL Dept. of Transportation (Acquisition & Bridge Construction)[2]	4.000	07/01/2038	4,130,616
4,195,000	FL Dept. of Transportation (Acquisition & Bridge Construction)[2]	4.000	07/01/2039	4,272,364
4,360,000	FL Dept. of Transportation (Acquisition & Bridge Construction)[2]	4.000	07/01/2040	4,433,335
6,045,000	FL Devel. Finance Corp. (Florida Charter Educational Foundation)[1]	5.000	07/15/2046	5,584,915
300,000	FL Devel. Finance Corp. (Learning Gate Community School)[1]	5.000	02/15/2038	311,955
985,000	FL Devel. Finance Corp. (Learning Gate Community School)[1]	5.000	02/15/2048	1,016,697
80,000	FL HFA (Stoddert Arms Apartments)[1]	6.250	09/01/2026	80,094
2,490,284	FL Lake Ashton II Community Devel. District[1]	5.375	05/01/2036	2,388,108
3,334,862	Glades, FL Correctional Devel. Corp.	0.000 [3]	03/01/2030	400,183

10        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$5,834,388	Glades, FL Correctional Devel. Corp.	7.000%	03/01/2030	$4,930,466
2,805,000	Greater Lakes/Sawgrass Bay, FL Community Devel. District[1,6]	5.500	05/01/2038	2,635,859
1,615,000	Harbor Bay, FL Community Devel. District[1]	6.750	05/01/2034	1,621,718
335,000	Highland Meadows, FL Community Devel. District Special Assessment, Series A	5.500	05/01/2036	332,769
4,775,000	Indigo, FL Community Devel. District[4,7]	5.750	05/01/2036	3,342,500
15,300,000	Lake County, FL Senior Living (Village Veranda at Lady Lake/VVLL Properties Obligated Group)[1]	7.125	01/01/2052	14,300,145
1,685,000	Lake Helen, FL Educational Facilities (Ivy Hawn Charter School)[1,6]	5.500	07/15/2048	1,649,851
1,830,000	Lake Helen, FL Educational Facilities (Ivy Hawn Charter School)[1,6]	5.750	07/15/2053	1,824,364
17,270,000	Lakewood Ranch, FL Stewardship District (Country Club East Investors)[1,6]	5.400	05/01/2037	17,334,417
1,785,000	Lee County, FL IDA (VOA Lee County Health Care Facility)[1]	5.750	12/01/2052	1,786,142
3,205,000	Legends Bay, FL Community Devel. District[1,6]	5.875	05/01/2038	3,205,417
5,000,000	Magnolia Creek, FL Community Devel. District[5,7]	5.600	05/01/2014	1,125,000
5,360,000	Magnolia Creek, FL Community Devel. District[5,7]	5.900	05/01/2039	1,206,000
195,000	Magnolia West, FL Community Devel. District Special Assessment[1,6]	5.350	05/01/2037	188,557
1,715,000	Miami, FL World Center Community Devel. District[1]	5.125	11/01/2039	1,737,827
2,570,000	Miami, FL World Center Community Devel. District[1]	5.250	11/01/2049	2,608,653
3,895,000	Miami-Dade County, FL Aviation[1]	5.000	10/01/2040	4,205,743
5,455,000	Miami-Dade County, FL School Board[1]	5.000	05/01/2032	5,996,682
10,000,000	Miami-Dade County, FL School Board COP[2]	5.000	02/01/2027	10,068,825
10,000,000	Miami-Dade County, FL School Board COP[2]	5.250	02/01/2027	10,079,400
50,000,000	Miami-Dade County, FL School Board COP[2]	5.375	02/01/2034	50,393,750
7,280,234	Montecito, FL Community Devel. District[5,7]	5.100	05/01/2013	6,989,024
5,405,000	Montecito, FL Community Devel. District[4,7]	5.500	05/01/2037	5,188,800
9,745,000	Nassau County, FL (Nassau Care Centers)[1]	6.900	01/01/2038	9,787,001
3,640,000	Naturewalk, FL Community Devel. District[5,7]	5.300	05/01/2016	2,875,600
4,345,000	Naturewalk, FL Community Devel. District[4,7]	5.500	05/01/2038	3,432,550
3,000,000	Palm Beach County, FL Health Facilities Authority (Sinai Residences Boca Raton)[1]	7.500	06/01/2049	3,389,280
11,620,000	Palm Coast Park, FL Community Devel. District Special Assessment[1]	5.700	05/01/2037	11,195,986
1,850,000	Palm River, FL Community Devel. District[5,7]	5.150	05/01/2013	925,000
1,565,000	Palm River, FL Community Devel. District[5,7]	5.375	05/01/2036	782,500
1,350,000	Parkway Center, FL Community Devel. District, Series A1,6	6.300	05/01/2034	1,352,687
5,274,584	Pine Ridge Plantation, FL Community Devel. District[1]	5.400	05/01/2037	4,830,253
2,250,000	Pinellas County, FL Educational Facilities Authority (Pinellas Prep Academy)[1]	7.125	09/15/2041	2,318,580
9,200,000	Portico, FL Community Devel. District[1]	5.450	05/01/2037	8,943,872

11        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$5,905,000	Portofino Isles, FL Community Devel. District (Portofino Court)[5,7]	5.600%	05/01/2036	$2,480,100
2,470,000	Portofino Vista, FL Community Devel. District[5,7]	5.000	05/01/2013	1,235,000
3,420,000	Reunion East, FL Community Devel. District[1,4,7]	5.800	05/01/2036	34
1,465,000	Reunion East, FL Community Devel. District[1]	6.600	05/01/2033	1,483,474
3,485,000	Reunion East, FL Community Devel. District[1]	6.600	05/01/2036	3,528,946
1,425,000	Reunion East, FL Community Devel. District[1,4,7]	7.375	05/01/2033	14
140,000	Ridgewood Trails, FL Community Devel. District	5.650	05/01/2038	135,348
7,580,000	River Glen, FL Community Devel. District Special Assessment[5,7]	5.450	05/01/2038	4,548,000
148,471	Santa Rosa Bay, FL Bridge Authority[1]	6.250	07/01/2028	145,509
1,895,000	Sarasota County, FL Educational Facilities (School of Arts & Sciences)[1]	6.500	07/01/2040	1,933,014
3,790,000	Seminole County, FL IDA (Progressive Health)[1]	7.500	03/01/2035	3,792,729
3,240,000	South Bay, FL Community Devel. District[4,7]	0.000 [3]	05/01/2025	1,631,534
8,750,000	South Bay, FL Community Devel. District[4,7]	0.000 [3]	05/01/2036	4,410,613
7,035,000	South Bay, FL Community Devel. District[1]	5.125	05/01/2020	7,044,497
7,000,000	South Bay, FL Community Devel. District[1]	5.950	05/01/2036	6,836,550
5,110,000	South Bay, FL Community Devel. District[5,7]	5.950	05/01/2036	51
3,540,000	South Fork East, FL Community Devel. District[1,6]	6.500 [3]	05/01/2038	3,650,200
14,000,000	South Miami, FL Health Facilities Authority (BHSF/BHM/HHI/SMH/MarH/DrsH/WKBP/ BOS/FHlth/BHlth/BethH Obligated Group)[2]	4.000	08/15/2036	13,928,740
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	5.875	08/01/2040	3,717,280
3,500,000	St. Johns County, FL IDA (Presbyterian Retirement)[1]	6.000	08/01/2045	3,724,735
1,000,000	St. Johns County, FL IDA (St. John’s County Welfare Federation)[1]	5.250	10/01/2041	832,340
625,000	Tern Bay, FL Community Devel. District[4,7]	5.375	05/01/2037	606,825
10,305,000	Town Center, FL at Palm Coast Community Devel. District[1]	6.000	05/01/2036	10,316,954
4,950,000	Treeline, FL Preservation Community Devel. District[5,7]	6.800	05/01/2039	1,732,500
535,000	Villages of Glen Creek FL Community Devel. District Community Devel. District[1]	4.750	05/01/2026	509,352
1,080,000	Villages of Glen Creek FL Community Devel. District Community Devel. District[1]	5.250	05/01/2036	985,349
1,815,000	Villages of Glen Creek FL Community Devel. District Community Devel. District[1]	5.375	05/01/2046	1,614,188
2,580,000	Villages of Glen Creek FL Community Devel. District Community Devel. District[1,6]	5.375	05/01/2046	2,294,549
3,630,098	Waterford Estates, FL Community Devel. District Special Assessment[5,7]	5.125	05/01/2013	3,448,593
2,837,715	Waterford Estates, FL Community Devel. District Special Assessment[5,7]	5.500	05/01/2037	2,695,829
126,000	Waters Edge, FL Community Devel. District[1]	5.350	05/01/2039	119,977
2,910,000	Waters Edge, FL Community Devel. District[1,6]	6.600 [3]	05/01/2039	2,884,217
14,800,000	Waterstone, FL Community Devel. District[5,7]	5.500	05/01/2018	11,840,000

12        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Florida (Continued)
$1,215,000	West Villages, FL Improvement District[5,7]	5.350%	05/01/2015	$935,550
18,150,000	West Villages, FL Improvement District[5,7]	5.800	05/01/2036	13,975,500
14,925,000	Westridge, FL Community Devel. District[5,7]	5.800	05/01/2037	11,193,750
9,870,000	Westside, FL Community Devel. District[4,7]	5.650	05/01/2037	5,625,900
15,585,000	Westside, FL Community Devel. District[4,7]	7.200	05/01/2038	9,351,000
7,420,000	Wyld Palms, FL Community Devel. District[5,7]	5.400	05/01/2015	2,003,400
4,340,000	Wyld Palms, FL Community Devel. District[5,7]	5.500	05/01/2038	1,171,800
3,786,132	Zephyr Ridge, FL Community Devel. District[5,7]	5.250	05/01/2013	3,180,351
2,634,476	Zephyr Ridge, FL Community Devel. District[5,7]	5.625	05/01/2037	2,212,959
				473,258,832

Georgia—1.2%
3,500,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	3,532,270
700,000	Atlanta, GA Tax Allocation (Beltline)[1]	7.500	01/01/2031	706,454
1,445,000	Cobb County, GA Devel. Authority (Provident Group-Creekside Properties)[1]	6.000	07/01/2036	1,302,335
5,440,000	Cobb County, GA Devel. Authority (Provident Group-Creekside Properties)[1]	6.000	07/01/2051	4,646,576
31,945,000	Fulton County, GA Devel. Authority (Piedmont Healthcare)[2]	5.000	06/15/2029	32,535,569
13,730,000	Fulton County, GA Devel. Authority (Piedmont Healthcare/Piedmont Hospital/Piedmont Hospital Foundation Obligated Group)[2]	5.250	06/15/2037	14,004,289
1,465,000	GA Environmental Loan Acquisition Corp. (Local Water Authority)[1]	5.125	03/15/2031	1,479,093
9,100,000	GA Road & Tollway Authority (I-75 S Express Lanes)[1]	0.000 [3]	06/01/2049	6,052,228
2,250,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.246 [8]	06/01/2024	1,618,088
3,750,000	GA Road & Tollway Authority (I-75 S Express Lanes)	6.748 [8]	06/01/2034	1,315,050
1,720,000	Gainesville & Hall County, GA Devel. Authority Educational Facilities (Riverside Military Academy)[1]	5.000	03/01/2047	1,755,122
1,720,000	Gainesville & Hall County, GA Devel. Authority Educational Facilities (Riverside Military Academy)[1]	5.125	03/01/2052	1,763,774
				70,710,848

Hawaii—0.3%
15,450,000	HI Airport System[1]	5.000	07/01/2048	16,767,730
580,000	HI Dept. of Transportation (Continental Airlines)[1]	5.625	11/15/2027	587,581

13        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Hawaii (Continued)
$1,430,000	Kuakini, HI Health System (KMC/KHS/KGC/KSS Obligated Group)[1]	6.300%	07/01/2022	$1,433,504
				18,788,815

Idaho—0.0%
960,000	ID Health Facilities Authority (Valley Vista Care Corp./Vista Community Hsg. Corp. Obligated Group)[1]	5.250	11/15/2047	965,472
100,000	ID Hsg. & Finance Assoc. (Compass Public Charter School)[1]	5.875	07/01/2022	99,614
370,000	ID Hsg. & Finance Assoc. (Compass Public Charter School)[1]	6.000	07/01/2039	384,397
1,135,000	ID Hsg. & Finance Assoc. (Compass Public Charter School)[1]	6.000	07/01/2054	1,164,169
100,800	Nampa, ID Local Improvement District No. 148	6.625	09/01/2030	103,571
				2,717,223

Illinois—7.5%
3,000,000	Carol Stream, IL Park District[1]	5.000	01/01/2037	3,251,160
30,685,000	Caseyville, IL Tax (Forest Lakes)[4,7]	7.000	12/30/2022	306,850
1,850,000	Chicago, IL Board of Education[1]	5.000	12/01/2023	2,004,956
3,500,000	Chicago, IL Board of Education[1]	5.000	12/01/2024	3,829,315
2,500,000	Chicago, IL Board of Education[1]	5.000	12/01/2025	2,754,725
1,725,000	Chicago, IL Board of Education[1]	5.000	12/01/2026	1,910,817
2,100,000	Chicago, IL Board of Education[1]	5.000	12/01/2027	2,336,271
2,000,000	Chicago, IL Board of Education[1]	5.000	12/01/2029	2,209,960
1,250,000	Chicago, IL Board of Education[1]	5.000	12/01/2032	1,363,662
3,000,000	Chicago, IL Board of Education[1]	5.000	12/01/2035	3,236,430
5,700,000	Chicago, IL Board of Education[1]	6.000	04/01/2046	6,514,017
1,500,000	Chicago, IL Board of Education[1]	6.500	12/01/2046	1,679,715
7,000,000	Chicago, IL Board of Education[1]	7.000	12/01/2044	7,932,820
18,790,000	Chicago, IL GO1	5.250	01/01/2033	18,812,548
3,580,000	Chicago, IL Metropolitan Water Reclamation[1]	5.000	12/01/2028	4,043,717
6,870,000	Chicago, IL Metropolitan Water Reclamation[1]	5.000	12/01/2044	7,418,089
3,000,000	Chicago, IL Midway Airport, Series A1	5.000	01/01/2033	3,200,550
30,000	Chicago, IL Multifamily Hsg. (Cottage View Terrace)[1]	6.125	02/20/2042	30,092
2,500,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2047	2,643,975
3,750,000	Chicago, IL O’Hare International Airport[1]	5.000	07/01/2048	3,970,800
5,000,000	Chicago, IL O’Hare International Airport[1]	5.000	01/01/2052	5,270,250
2,755,000	Chicago, IL Waterworks[1]	5.250	11/01/2030	3,094,967
2,900,000	Chicago, IL Waterworks[1]	5.250	11/01/2031	3,246,057
2,135,000	Chicago, IL Waterworks[1]	5.250	11/01/2032	2,382,831
2,000,000	Chicago, IL Waterworks[1]	5.250	11/01/2033	2,224,080
2,885,000	Chicago, IL Waterworks[1]	5.250	11/01/2035	3,187,377
10,032,000	Cortland, IL Special Tax (Sheaffer System)[4]	5.500	03/01/2017	2,006,400
1,000,000	Du Page County, IL Special Service Area No. 31 Special Tax (Monarch Landing)[1]	5.625	03/01/2036	1,000,630
1,585,000	Franklin Park, IL GO1	6.250	07/01/2030	1,732,896

14        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$2,103,214	Gilberts, IL Special Service Area No. 24 Special Tax (Conservancy)[1]	5.375%	03/01/2034	$1,960,490
6,165,000	Harvey, IL GO4	5.500	12/01/2027	3,390,750
1,800,000	Harvey, IL GO4	5.625	12/01/2032	990,000
9,900,000	IL Educational Facilities Authority (Plum Creek Rolling Meadows)[1]	6.500	12/01/2037	9,625,572
1,000,000	IL Finance Authority (Admiral at the Lake)[1]	5.125	05/15/2038	943,990
3,220,000	IL Finance Authority (Admiral at the Lake)[1]	5.250	05/15/2042	3,065,440
2,825,000	IL Finance Authority (Admiral at the Lake)[1]	5.250	05/15/2054	2,616,063
5,180,000	IL Finance Authority (Advocate Health Care)[2]	5.375	04/01/2044	5,253,129
19,410,000	IL Finance Authority (Advocate Health Care)[2]	5.375	04/01/2044	19,684,013
21,765,000	IL Finance Authority (Advocate Health Care)[2]	5.375	04/01/2044	22,072,259
5,820,000	IL Finance Authority (Advocate Health Care)[2]	5.375	04/01/2044	5,902,164
9,425,000	IL Finance Authority (Advocate Health Care)[2]	5.500	04/01/2044	9,562,935
10,575,000	IL Finance Authority (Advocate Health Care)[2]	5.500	04/01/2044	10,729,765
365,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group)[1]	5.375	04/01/2044	370,165
320,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group)[1]	5.375	04/01/2044	324,528
100,000	IL Finance Authority (Art Institute of Chicago)[1]	5.250	03/01/2040	103,814
12,500,000	IL Finance Authority (CDHS)[2]	5.500	11/01/2039	12,914,531
5,000,000	IL Finance Authority (CDHS/CDHA)[2]	5.375	11/01/2039	5,159,675
5,460,000	IL Finance Authority (DeKalb Supportive Living)[1]	6.100	12/01/2041	5,120,006
2,000,000	IL Finance Authority (Friendship Village Schaumburg)[1]	5.000	02/15/2027	1,991,800
1,000,000	IL Finance Authority (Lake Forest College)[1]	6.000	10/01/2048	1,051,620
715,000	IL Finance Authority (Luther Oaks)[1]	6.000	08/15/2026	715,829
1,500,000	IL Finance Authority (Luther Oaks)[1]	6.000	08/15/2039	1,500,195
100,000	IL Finance Authority (Memorial Health System/ Memorial Medical Center-Woodstock Obligated Group)[1]	5.500	04/01/2039	101,295
6,500,000	IL Finance Authority (NWMH/MJRH&C/NWMHlth/ LFH&FI/NWLFH/DCH/NWMFF/CDHDHS/KS/ VWCH/KCHosp/CDHA/NWMF/RMClinic/CDPG/ KPG Obligated Group)[1]	4.000	07/15/2047	6,305,130
105,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/ PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	7.750	08/15/2034	109,647
11,050,000	IL Finance Authority (PHN/PCTC/PC&SHN/PLC/ PCHN/PSSC/PHCr/PBH/PAS/PHFBT Obligated Group)[1]	7.750	08/15/2034	11,539,073
575,000	IL Finance Authority (Rogers Park Montessori School)[1]	6.000	02/01/2034	593,705
1,310,000	IL Finance Authority (Rogers Park Montessori School)[1]	6.125	02/01/2045	1,347,951
575,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)[1]	5.000	08/01/2042	606,194
700,000	IL Finance Authority (Rosalind Franklin University of Medicine & Science)[1]	5.000	08/01/2047	734,846

15        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$11,860,000	IL Finance Authority (St. Anthony Lassing)[1]	6.500%	12/01/2032	$12,062,450
1,500,000	IL Finance Authority (The New Admiral at the Lake)[1]	8.000	05/15/2040	1,628,055
5,775,000	IL Finance Authority (The New Admiral at the Lake)[1]	8.000	05/15/2046	6,268,012
3,935,000	IL Finance Authority (Villa St. Benedict)[1,6]	6.125	11/15/2035	4,211,630
4,400,000	IL Finance Authority (Villa St. Benedict)[1]	6.375	11/15/2043	4,736,160
3,000,000	IL GO1	5.000	10/01/2028	3,104,220
4,625,000	IL GO1	5.000	10/01/2028	4,785,672
5,000,000	IL GO1	5.000	10/01/2029	5,137,550
6,500,000	IL GO1	5.000	10/01/2029	6,678,815
3,000,000	IL GO1	5.000	10/01/2030	3,070,560
10,000,000	IL GO1	5.000	10/01/2030	10,235,200
3,360,000	IL GO1	5.000	10/01/2033	3,423,000
5,000,000	IL GO1	5.500	01/01/2029	5,361,750
1,640,000	IL Hsg. Devel. Authority (Stonebridge Gurnee)[1]	5.450	01/01/2046	1,446,103
1,775,000	IL Hsg. Devel. Authority (Stonebridge Gurnee)[1]	5.600	01/01/2056	1,565,266
31,755,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	4.418 [8]	06/15/2047	7,791,724
6,450,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	4.509 [8]	06/15/2043	1,944,611
15,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	4.539 [8]	06/15/2046	3,876,150
22,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	4.549 [8]	12/15/2056	3,299,120
10,225,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	4.609 [8]	06/15/2044	2,928,849
5,000,000	IL Metropolitan Pier & Exposition Authority (McCormick Place Exposition)	4.628 [8]	12/15/2041	1,626,350
15,580,000	IL Sales Tax[1]	4.000	06/15/2028	16,128,260
5,000,000	IL Sales Tax[1]	4.000	06/15/2029	5,142,150
10,625,000	IL Sales Tax[1]	4.000	06/15/2030	10,764,081
2,010,000	IL Sales Tax[1]	4.000	06/15/2031	2,046,984
5,000,000	IL Sales Tax[1]	4.000	06/15/2032	5,029,250
5,820,000	IL Sales Tax[1]	4.000	06/15/2032	5,854,047
11,690,000	IL Sales Tax Securitization Corp.[1]	5.000	01/01/2037	12,625,434
2,830,000	IL Sales Tax Securitization Corp.[1]	5.000	01/01/2038	3,049,693
4,000,000	IL Sales Tax Securitization Corp.[1]	5.000	01/01/2048	4,275,640
1,778,000	Manhattan, IL Special Service Area Special Tax (Lakeside Towns Liberty)[5,7]	5.750	03/01/2022	444,500
3,491,000	Plano, IL Special Service Area No. 5[5]	6.000	03/01/2036	2,618,250
5,400,000	Quad Cities, IL Regional EDA (Pheasant Ridge Apartments)[1,7]	6.375	08/01/2040	3,866,508
162	Robbins, IL Res Rec (Robbins Res Rec Partners)[1]	7.250	10/15/2024	158
2,440,000	Southwestern IL Devel. Authority (Comprehensive Mental Health Center)[1]	6.625	06/01/2037	1,867,747
1,500,000	Southwestern IL Devel. Authority (Eden Retirement Center)[1]	5.850	12/01/2036	1,292,865

16        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Illinois (Continued)
$10,395,000	Southwestern IL Devel. Authority (Local Government Programming)[7]	7.000%	10/01/2022	$6,029,100
3,305,000	Southwestern IL Devel. Authority (Village of Sauget)[1,6]	5.625	11/01/2026	3,103,329
12,675,000	Upper, IL River Valley Devel. Authority (DeerPath Huntley)[1]	6.500	12/01/2032	12,310,721
				441,612,495

Indiana—2.0%
2,000,000	Allen County, IN Economic Devel. (Storypoint/ SL2016/SLW/SLC/SLFW/SLF Obligated Group)[1]	6.875	01/15/2052	2,099,940
4,300,000	Carmel, IN Redevel. District COP[1]	6.500	07/15/2035	4,689,451
1,225,000	Chesterton, IN Economic Devel. (Storypoint/ SL2016/SLW/SLC Obligated Group)[1]	6.375	01/15/2051	1,247,932
5,805,000	East Chicago, IN Solid Waste Disposal (USG Corp.)[1]	6.375	08/01/2029	5,817,365
3,430,000	Evansville, IN Multifamily Hsg. (Silver Birch Evansville)[1]	5.450	01/01/2038	3,295,750
595,000	Fort Wayne, IN Multifamily Hsg. (Silver Birch Fort Wayne)[1]	5.125	01/01/2032	581,321
3,850,000	Fort Wayne, IN Multifamily Hsg. (Silver Birch Fort Wayne)[1]	5.350	01/01/2038	3,737,464
2,050,000	IN Finance Authority (Avondale Meadows Academy)[1]	5.375	07/01/2047	1,945,204
1,675,000	IN Finance Authority (BHI Senior Living)[1]	5.500	11/15/2031	1,775,634
2,850,000	IN Finance Authority (BHI Senior Living)[1]	5.750	11/15/2041	3,027,241
11,505,000	IN Finance Authority (Marian University)[1]	6.375	09/15/2041	12,186,901
10,000,000	IN Finance Authority (Parkview Health System/ Parkview Hospital Obligated Group)[1,6]	4.000	11/01/2048	9,545,700
3,950,000	IN Hsg. & Community Devel. Authority (Evergreen Village Bloomington)[1]	5.500	01/01/2037	3,918,321
6,225,000	IN Hsg. & Community Devel. Authority (Hammond Assisted Living Community)[1]	5.750	01/01/2036	5,788,192
770,000	Indiana, IA Finance Authority (Irvington Community School)[1]	5.900	07/01/2038	746,430
685,000	Indiana, IA Finance Authority (Irvington Community School)[1]	6.000	07/01/2048	660,155
1,095,000	Kokomo, IN Multifamily Hsg. (Silver Birch of Kokomo)[1]	5.750	01/01/2034	1,114,327
4,570,000	Kokomo, IN Multifamily Hsg. (Silver Birch of Kokomo)[1]	5.875	01/01/2037	4,664,370
1,060,000	Lafayette, IN Multifamily Hsg. (Glasswater Creek of Lafayette)[1]	5.600	01/01/2033	1,071,501
5,160,000	Lafayette, IN Multifamily Hsg. (Glasswater Creek of Lafayette)[1]	5.800	01/01/2037	5,240,238
4,965,000	Merrillville, IN Economic Devel. (Belvedere Hsg.)[1]	5.750	04/01/2036	4,570,134
14,565,000	Michigan City, IN Multifamily Hsg. (Silver Birch Project)[1]	5.150	01/01/2037	13,571,230

17        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Indiana (Continued)
$4,975,000	Mishawaka, IN Multifamily Hsg. (Silver Birch Mishawaka)[1]	5.375%	01/01/2038	$4,844,058
2,560,000	Muncie, IN Multifamily Hsg. (Silver Birch Project)[1]	5.250	01/01/2037	2,466,944
8,000,000	Plainfield, IN Multifamily Hsg. (Glasswater Creek)[1]	5.375	09/01/2038	7,785,440
4,205,000	Shelbyville, IN Redevel. District Tax Increment (Central Shelbyville Economic)[1]	6.500	07/01/2022	4,213,620
3,880,000	Terre Haute, IN Multifamily Hsg. (Silver Birch of Terre Haute)[1]	5.350	01/01/2038	3,766,588
3,425,000	Vincennes, IN Economic Devel. (Southwest Indiana Regional Youth Village)[1]	6.250	01/01/2029	3,485,897
				117,857,348

Iowa—0.1%
1,160,000	IA Finance Authority (Boys & Girls Home and Family Services)[4,7]	5.900	12/01/2028	78,300
750,000	IA Finance Authority Senior Hsg. (PHS Council Bluffs)[1]	5.000	08/01/2038	737,010
1,750,000	IA Finance Authority Senior Hsg. (PHS Council Bluffs)[1]	5.125	08/01/2048	1,711,955
2,500,000	IA Finance Authority Senior Hsg. (PHS Council Bluffs)[1]	5.250	08/01/2055	2,463,725
685,000	IA Finance Authority Senior Hsg. (Wedum Walnut Ridge)[1,6]	5.375	06/01/2025	684,980
2,845,000	IA Tobacco Settlement Authority (TASC)[1]	6.500	06/01/2023	2,898,002
				8,573,972

Kansas—0.0%
3,069,831	Olathe, KS Tax Increment (Gateway)[4,7]	5.000	03/01/2026	1,841,898
795,000	Pittsburgh, KS Special Obligation (North Broadway Redevel.)[1]	4.900	04/01/2024	724,261
				2,566,159

Kentucky—0.4%
1,000,000	Kentucky Economic Development Finance Authority[1]	5.000	06/01/2045	1,025,210
1,775,000	Kuttawa, KY (1st Mtg.-GF/Kentucky)[1]	6.750	03/01/2029	1,772,178
1,250,000	KY EDFA (Masonic Home Independent Living II)[1]	7.250	05/15/2041	1,402,562
1,000,000	KY EDFA (Masonic Home Independent Living II)[1]	7.375	05/15/2046	1,125,110
6,785,000	KY Municipal Power Agency[1]	5.000	09/01/2034	7,303,103
5,000,000	KY Municipal Power Agency[1]	5.000	09/01/2036	5,350,400
1,900,000	KY Property & Building Commission[1]	5.000	05/01/2031	2,117,227
1,900,000	KY Property & Building Commission[1]	5.000	05/01/2032	2,109,133
900,000	KY Property & Building Commission[1]	5.000	05/01/2033	995,256

18        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Kentucky (Continued)
$900,000	KY Property & Building Commission[1]	5.000%	05/01/2034	$992,223
				24,192,402

Louisiana—0.3%
1,200,000	Juban Park, LA Community Devel. District Special Assessment[5,7]	5.150	10/01/2014	336,000
11,415,000	LA HFA (La Chateau)[1]	7.250	09/01/2039	10,907,147
1,220,000	LA Local Government EF&CD Authority (Better Waterworks)[1]	5.250	05/01/2043	1,113,530
130,000	LA Public Facilities Authority (Millennium Hsg.)[1]	4.250	11/01/2038	130,028
2,300,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2043	2,512,244
4,220,000	New Orleans, LA Aviation Board (Parking Facilities)[1]	5.000	10/01/2048	4,591,276
				19,590,225

Maine—0.4%
2,000,000	ME Finance Authority (Casella Waste Systems)[1,10]	4.375	08/01/2035	1,979,740
2,000,000	ME H&HEFA (Maine General Medical Center)[1]	6.750	07/01/2041	2,122,980
4,800,000	Rumford, ME Pollution Control (Boise Cascade Corp.)[1]	6.625	07/01/2020	4,799,952
12,265,000	Rumford, ME Solid Waste Disposal (Boise Cascade Corp.)[1]	6.875	10/01/2026	12,264,877
				21,167,549

Maryland—1.1%
9,525,000	Baltimore County, MD GO2	4.000	03/01/2040	9,635,712
1,100,000	Baltimore, MD Special Obligation (Center/West Devel.)[1]	5.375	06/01/2036	1,100,286
1,360,000	Baltimore, MD Special Obligation (Center/West Devel.)[1]	5.500	06/01/2043	1,362,434
20,000,000	MD Stadium Authority (Construction & Revitalization Program)[1]	5.000	05/01/2047	22,032,400
25,950,000	MD Stadium Authority (Construction & Revitalization Program)[2]	5.000	05/01/2047	28,589,159
				62,719,991

Massachusetts—1.0%
6,905,000	MA Devel. Finance Agency (Lasell College)[1]	6.000	07/01/2041	7,358,175
1,600,702	MA Devel. Finance Agency (Linden Ponds)	1.009 [8]	11/15/2056	313,818
4,565,000	MA Devel. Finance Agency (Linden Ponds)[6]	5.125	11/15/2046	4,575,591
444,906	MA Devel. Finance Agency (Linden Ponds)[1]	6.250	11/15/2018	445,146
2,057,748	MA Devel. Finance Agency (Linden Ponds)[1]	6.250	11/15/2039	2,114,789
6,062,305	MA Devel. Finance Agency (Linden Ponds)[1]	6.250	11/15/2046	6,229,625
1,000,000	MA Devel. Finance Agency (VOA Concord)[1]	5.200	11/01/2041	977,700
9,820,000	MA H&EFA (Milford Regional Medical Center)[1]	5.000	07/15/2032	9,906,514
5,755,000	MA HFA, Series C2	5.350	12/01/2042	5,773,259
705,000	MA Port Authority (Delta Air Lines)[1]	5.000	01/01/2027	719,043
10,735,000	MA School Building Authority[1]	4.000	02/15/2039	10,754,752

19        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Massachusetts (Continued)
$2,240,000	Saugus, MA GO2	4.000%	03/01/2039	$2,269,546
2,500,000	Saugus, MA GO2	4.000	03/01/2040	2,527,100
2,670,000	Saugus, MA GO2	4.000	03/01/2041	2,692,686
2,750,000	Saugus, MA GO2	4.000	03/01/2042	2,771,218
				59,428,962

Michigan—2.4%
1,600,000	American Montessori Academy, MI Public School Academy[1]	7.000	12/01/2046	1,522,800
3,465,000	Arts & Technology Academy Pontiac, MI Public School Academy[1]	6.000	11/01/2046	3,077,752
2,740,000	Charyl Stockwell Academy, MI Public School Academy[1]	5.500	10/01/2035	2,617,906
4,140,000	Charyl Stockwell Academy, MI Public School Academy[1]	5.750	10/01/2045	3,938,879
10,100,000	Detroit, MI City School District[2]	6.000	05/01/2029	11,692,721
803,643	Detroit, MI GO1	5.000	04/01/2020	798,733
906,750	Detroit, MI GO1	5.000	04/01/2021	883,048
155,000	Detroit, MI GO1	5.250	04/01/2020	153,417
350,300	Detroit, MI GO1	5.250	04/01/2020	346,723
342,550	Detroit, MI GO1	5.250	04/01/2021	336,011
206,150	Detroit, MI GO1	5.250	04/01/2022	199,642
15,500	Detroit, MI GO1	5.250	04/01/2023	14,806
1,165,000	Detroit, MI Local Devel. Finance Authority[1]	6.700	05/01/2021	1,175,799
565,000	Detroit, MI Local Devel. Finance Authority[1]	6.850	05/01/2021	570,238
8,000,000	Great Lakes, MI Water Authority Supply System[1]	5.250	07/01/2033	9,060,000
200,000	MI Finance Authority (HFHS/HFMHCT/HFWH/ WAFMH Obligated Group)[1]	5.000	11/15/2041	214,906
6,000,000	MI Finance Authority (Thomas M Cooley Law School)[1]	6.750	07/01/2044	5,920,140
1,215,000	MI Hospital Finance Authority (McLaren Health Care Corp.)[1]	5.000	05/15/2034	1,323,597
685,000	MI Public Educational Facilities Authority (American Montessori)[1]	6.500	12/01/2037	666,731
1,400,000	MI Public Educational Facilities Authority (Old Redford Academy)[1]	6.000	12/01/2035	1,339,450
1,038,375	MI Strategic Fund Limited Obligation (Wolverine Human Services)[1]	7.875	08/31/2028	1,040,119
3,000,000	MI Strategic Fund Solid Waste (Genesee Power Station)[1]	7.500	01/01/2021	2,947,650
2,725,780,000	MI Tobacco Settlement Finance Authority	7.965 [8]	06/01/2058	70,733,991
1,400,000	Old Redford Academy, MI Public School Academy[1]	5.900	12/01/2030	1,361,094
3,500,000	Summit Academy North, MI Public School Academy[1]	5.000	11/01/2031	3,418,310
2,800,000	Summit Academy North, MI Public School Academy[1]	5.000	11/01/2035	2,634,884

20        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Michigan (Continued)
$13,540,000	Wayne, MI Charter County Airport Facilities (Northwest Airlines)[1,6]	6.000%	12/01/2029	$13,566,538
				141,555,885

Minnesota—0.7%
1,000,000	Bethel, MN Senior Hsg. (Lodge at Lakes at Stillwater)[1]	5.000	06/01/2048	1,025,880
600,000	Bethel, MN Senior Hsg. (Lodge at Lakes at Stillwater)[1]	5.000	06/01/2053	612,108
1,625,000	Bethel, MN Senior Hsg. (Lodge at Lakes at Stillwater)[1]	5.250	06/01/2058	1,671,313
6,915,000	Brooklyn Center, MN Multifamily Hsg. (Sanctuary Brooklyn Center)[1]	5.500	11/01/2035	6,717,369
3,115,000	Brooklyn Center, MN Multifamily Hsg. (Sanctuary Brooklyn Center)[1]	6.500	11/01/2035	2,825,398
6,370,000	International Falls, MN Solid Waste Disposal (Boise Cascade Corp.)	6.850	12/01/2029	6,369,936
1,075,000	Minneapolis, MN Charter School (Spero Academy)[1]	6.250	07/01/2037	1,048,329
4,740,000	Minneapolis, MN Charter School (Spero Academy)[1]	6.500	07/01/2048	4,647,902
715,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.400	04/01/2028	706,406
5,340,000	Minneapolis, MN Multifamily Hsg. (Blaisdell Apartments)[1]	5.500	04/01/2042	5,091,850
500,000	Minneapolis, MN Student Hsg. (Riverton Community Hsg.)[1]	5.000	08/01/2053	504,435
515,000	Red Wing, MN Senior Hsg. (Benedictine Living Community of Northfield)[1]	5.000	08/01/2053	487,422
1,450,000	St. Paul, MN Hsg. & Redevel. Authority (Bridgecreek Senior Place)[1]	7.000	09/15/2037	1,450,305
1,491,988	St. Paul, MN Hsg. & Redevel. Authority (Episcopal Nursing Home)[1]	5.630	10/01/2033	1,492,495
2,176,000	St. Paul, MN Hsg. & Redevel. Authority (Great Northern Lofts)[1]	6.250	03/01/2029	2,083,302
1,075,000	St. Paul, MN Hsg. & Redevel. Authority (Great River School)[1]	5.500	07/01/2052	1,077,118
2,305,000	St. Paul, MN Hsg. & Redevel. Authority Charter School (Hmong College Prep Academy)[1]	5.500	09/01/2043	2,334,942
200,000	Wadena, MN Hsg. & Redevel. Authority (Humphrey Manor East)[1]	6.000	02/01/2019	199,374
				40,345,884

Mississippi—0.3%
1,670,000	Meridian, MS Tax Increment (Meridian Crossroads)[1,6]	8.750	12/01/2024	1,727,582
13,015,000	Mississippi State University Educational Building[2]	4.000	08/01/2043	13,033,423
1,395,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.250	10/01/2027	1,421,407
1,755,000	Ridgeland, MS Tax Increment (Colony Park)[1]	5.375	10/01/2028	1,789,380

21        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Mississippi (Continued)
$16,410,000	Stonebridge, MS Public Improvement District Special Assessment[5]	7.500%	10/01/2042	$1,312,800
				19,284,592

Missouri—0.9%
4,900,000	Branson, MO Commerce Park Community Improvement District[4]	5.750	06/01/2026	1,078,000
2,390,000	Branson, MO IDA (Branson Hills Redevel.)[1]	5.750	05/01/2026	2,336,058
12,600,000	Branson, MO IDA (Branson Hills Redevel.)[1]	7.050	05/01/2027	12,606,426
495,000	Branson, MO IDA (Branson Landing)[1]	5.250	06/01/2021	480,006
2,970,000	Branson, MO IDA (Branson Landing)[1]	5.500	06/01/2029	2,823,341
570,000	Broadway-Fairview, MO Transportation Devel. District (Columbia)[4,7]	6.125	12/01/2036	370,500
785,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.500	04/01/2021	680,407
3,100,000	Chillicothe, MO Tax Increment (South U.S. 65)[1]	5.625	04/01/2027	2,294,465
1,000,000	Kansas City, MO IDA (Sales Tax)[1]	5.000	04/01/2036	1,013,560
740,000	Kansas City, MO IDA (Sales Tax)[1]	5.000	04/01/2046	736,685
1,129,000	Kansas City, MO IDA (West Paseo)[1]	6.750	07/01/2036	1,101,611
1,200,000	Lees Summit, MO IDA (Kensington Farms)[4]	5.500	03/01/2021	768,000
750,000	Lees Summit, MO IDA (Kensington Farms)[4]	5.750	03/01/2029	480,000
2,800,000	Lees Summit, MO Tax (Summit Fair Community Improvement District)[1]	6.000	05/01/2042	2,768,724
3,020,000	MO Dardenne Town Square Transportation Devel. District[4]	5.000	05/01/2026	1,555,300
3,825,000	MO Dardenne Town Square Transportation Devel. District[4]	5.000	05/01/2036	1,969,875
195,000	MO Grindstone Plaza Transportation Devel. District[1]	5.250	10/01/2021	192,102
400,000	MO Grindstone Plaza Transportation Devel. District[1]	5.400	10/01/2026	379,480
115,000	MO Grindstone Plaza Transportation Devel. District[1]	5.550	10/01/2036	101,753
2,000,000	Move Rolla, MO Transportation Devel. District[1]	4.625	06/01/2042	1,998,500
700,000	Northwoods, MO Transportation Devel. District[1]	5.850	02/01/2031	636,573
2,750,000	Saint Charles County, MO IDA (Suemandy/Mid-Rivers Community Improvement District)[1]	5.000	10/01/2046	2,514,655
4,580,000	St. Louis, MO IDA (Railway Exchange Building Redevel.)[5,7]	8.000	04/27/2033	137,400
2,000,000	St. Louis, MO Land Clearance Redevel. Authority (14th & Market Community Improvement District)[1]	6.375	04/01/2043	1,910,500
4,000,000	St. Louis, MO Land Clearance Redevel. Authority (Scottrade Center)[1]	5.000	04/01/2038	4,289,160
2,442,000	St. Louis, MO Tax Increment (1601 Washington Redevel.)[4,7]	6.000	08/21/2026	683,760
2,032,491	St. Louis, MO Tax Increment (Pet Building Redevel.)	5.500	05/29/2028	1,355,143
1,660,000	St. Louis, MO Tax Increment (Printers Lofts)[4,7]	6.000	08/21/2026	448,200

22        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Missouri (Continued)
$3,043,000	St. Louis, MO Tax Increment (Security Building Redevel.)[4,7]	6.300%	04/01/2027	$699,890
2,321,000	St. Louis, MO Tax Increment (Washington East Condominiums) [7]	5.500	01/20/2028	1,160,500
1,510,000	St. Louis, MO Tax Increment (Washington East Condominiums)[4,7]	5.500	01/20/2028	362,400
1,108,000	St. Louis, MO Tax Increment Financing, Series A7	5.500	09/02/2028	498,600
1,865,000	Stone Canyon, MO Improvement District (Infrastructure)[5,7]	5.700	04/01/2022	522,200
975,000	Stone Canyon, MO Improvement District (Infrastructure)[5,7]	5.750	04/01/2027	273,000
				51,226,774

Montana—0.0%
5,935,000	Hardin, MT Tax Increment Industrial Infrastructure Devel. (Rocky Mountain Power)[4,7]	6.250 [3]	09/01/2031	771,550

Nebraska—0.1%
2,500,000	NE Central Plains Gas Energy[1]	5.000	09/01/2042	2,775,075

Nevada—0.6%
27,500,000	Clark County, NV GO2	5.000	05/01/2048	30,524,931
975,000	Clark County, NV Improvement District[1]	5.000	02/01/2026	978,403
750,000	Clark County, NV Improvement District[1]	5.050	02/01/2031	752,152
275,000	Director of the State of NV Dept. of Business & Industry (Las Vegas Monorail)	7.329 [8]	01/01/2019	265,375
90,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.400	08/01/2020	90,312
315,000	Mesquite, NV Special Improvement District (Canyon Creek)[1]	5.500	08/01/2025	315,473
30,000,000	Reno, NV Sales Tax	6.143 [8]	07/01/2058	3,089,400
				36,016,046

New Hampshire—0.1%
1,340,000	NH Business Finance Authority (Huggins Hospital)[1]	6.875	10/01/2039	1,398,210
100,000	NH H&EFA (Hillside Village)[1]	5.250	07/01/2027	100,093
1,725,000	NH H&EFA (Hillside Village)[1]	6.125	07/01/2037	1,800,779
3,875,000	NH H&EFA (Hillside Village)[1]	6.125	07/01/2052	4,012,795
865,000	NH H&EFA (Hillside Village)[1]	6.250	07/01/2042	906,122
				8,217,999

New Jersey—2.2%
3,583,000	Newark, NJ GO1	5.000	07/15/2029	3,702,206
5,000,000	NJ EDA[1]	5.000	06/15/2041	5,171,650
40,000	NJ EDA (Continental Airlines)[1]	4.875	09/15/2019	40,700
3,750,000	NJ EDA (Continental Airlines)[1]	5.625	11/15/2030	4,168,087
2,055,000	NJ EDA (Friends of Teaneck Community Charter School)[1]	5.125	09/01/2052	1,964,375

23        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New Jersey (Continued)
$1,865,000	NJ EDA (Hatikvah International Academy Charter School)[1]	5.375%	07/01/2047	$1,863,489
565,000	NJ EDA (Leap Academy Charter School)[1]	6.000	10/01/2034	568,028
750,000	NJ EDA (Leap Academy Charter School)[1]	6.200	10/01/2044	747,075
500,000	NJ EDA (Leap Academy Charter School)[1]	6.300	10/01/2049	501,185
5,000,000	NJ EDA (Marion P Thomas Charter School)[1]	5.375	10/01/2050	4,755,050
195,000	NJ EDA (Marion P Thomas Charter School)[1]	5.500	10/01/2020	194,903
1,875,000	NJ EDA (North Star Academy Charter School of Newark)[1]	5.000	07/15/2047	1,958,231
1,000,000	NJ EDA (Paterson Charter School Science & Technology)[1]	6.100	07/01/2044	980,840
650,000	NJ EDA (Provident Group-Kean Properties)[1]	5.000	07/01/2047	681,466
2,630,000	NJ EDA (University Heights Charter School)[1]	5.750	09/01/2050	2,689,201
5,000,000	NJ Educational Facilities Authority (College of St. Elizabeth)[1]	5.000	07/01/2046	4,755,350
5,515,000	NJ Educational Facilities Authority (Princeton University)[6]	4.000	07/01/2037	5,677,748
7,975,000	NJ Educational Facilities Authority (Princeton University)[6]	4.000	07/01/2038	8,156,591
4,000,000	NJ Educational Facilities Authority (Princeton University)[6]	4.000	07/01/2039	4,082,160
5,000,000	NJ Educational Facilities Authority (Princeton University)[6]	4.000	07/01/2040	5,087,850
5,000,000	NJ Health Care Facilities Financing Authority (Village Drive Healthcare Urban Renewal)[1]	5.750	10/01/2038	4,866,900
44,350,000	NJ Tobacco Settlement Financing Corp.[1]	5.000	06/01/2046	45,023,233
18,650,000	NJ Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2046	19,295,104
3,300,000	NJ Transportation Trust Fund Authority[1]	5.000	06/15/2031	3,577,893
210,000	Weehawken Township, NJ GO1	6.000	08/01/2021	222,852
210,000	Weehawken Township, NJ GO1	6.000	08/01/2022	222,405
				130,954,572

New Mexico—0.1%
615,000	Boulders, NM Pubic Improvement District[1]	5.750	10/01/2044	591,753
70,000	Mariposa East, NM Public Improvement District[1]	5.900	09/01/2032	68,379
325,000	Mariposa East, NM Public Improvement District[1]	5.900 [3]	09/01/2032	317,473
535,000	Mariposa East, NM Public Improvement District[1]	5.900	09/01/2032	504,510
410,000	Mariposa East, NM Public Improvement District	12.874 [8]	03/01/2032	188,600
1,925,000	NM Trails Public Improvement District[1]	7.750	10/01/2038	1,779,663
				3,450,378

New York—14.6%
14,835,000	Brookhaven, NY IDA (BK at Lake Grove)[1,6,10]	7.750	11/01/2046	15,576,750
14,870,000	Brookhaven, NY IDA (BK at Lake Grove)[1,6,10]	7.750	11/01/2046	15,613,500
5,000,000	Erie County, NY Tobacco Asset Securitization Corp.	5.000	06/01/2038	5,005,100
17,700,000	Erie County, NY Tobacco Asset Securitization Corp.	5.630 [8]	06/01/2055	872,433

24        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$4,245,000	Essex County, NY IDA (Champlain Valley Milling Corp.)[1]	6.250%	06/01/2047	$4,150,676
5,400,000	Guilderland, NY IDA (Promenade Albany Senior Living)[1]	5.875	01/01/2052	5,110,344
13,500,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2037	14,924,520
5,000,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2039	5,501,150
2,500,000	Hudson Yards, NY Infrastructure Corp.[1]	5.000	02/15/2042	2,746,825
1,460,000	Islip, NY IDA (Engel Burman at Sayville)[1,6,10]	7.750	11/01/2045	1,533,000
5,000,000	L.I., NY Power Authority[1]	5.000	09/01/2042	5,477,700
4,680,000	Metropolitan Transportation Authority[1]	4.000	11/15/2042	4,622,951
1,000,000	Monroe County, NY Industrial Devel. Corp. (St. John Fisher College)[1]	6.000	06/01/2030	1,083,520
2,937,408	Nassau County, NY IDA (Amsterdam at Harborside)[5]	2.000	01/01/2049	499,359
911,543	Nassau County, NY IDA (Amsterdam at Harborside)[1]	5.500	07/01/2020	920,403
187,500	Nassau County, NY IDA (Amsterdam at Harborside)[1]	5.875	01/01/2023	193,087
922,500	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.500	01/01/2032	968,625
1,780,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700	01/01/2049	1,869,445
6,100,000	Nassau County, NY IDA (Amsterdam at Harborside)[1]	6.700	01/01/2049	6,410,002
234,000,000	NY Counties Tobacco Trust V	6.732 [8]	06/01/2060	7,085,520
37,380,000	NY Liberty Devel. Corp. (Bank of America Tower)[2]	5.125	01/15/2044	38,546,381
5,005,000	NY MTA[1]	5.250	11/15/2056	5,449,244
9,300,000	NY MTA (Green Bond)[1]	5.000	11/15/2035	10,487,796
10,470,000	NY MTA (Green Bond)[1]	5.000	11/15/2051	11,446,642
10,000,000	NY MTA (Green Bond)[2]	5.250	11/15/2057	11,222,000
13,190,000	NY MTA Hudson Rail Yards[1]	5.000	11/15/2056	13,884,322
485,000	NY MTA, Series D1	5.250	11/15/2027	554,403
560,000	NY MTA, Series D1	5.250	11/15/2028	640,136
900,000	NY MTA, Series D1	5.250	11/15/2029	1,028,790
900,000	NY MTA, Series D1	5.250	11/15/2030	1,028,790
900,000	NY MTA, Series D1	5.250	11/15/2031	1,028,790
900,000	NY MTA, Series D1	5.250	11/15/2032	1,028,790
900,000	NY MTA, Series D1	5.250	11/15/2033	1,028,790
1,975,000	NYC GO1	5.000	04/01/2039	2,200,743
7,550,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.650	10/01/2028	7,627,161
18,665,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	5.750	10/01/2036	18,855,756
8,670,000	NYC IDA (Brooklyn Navy Yard Cogeneration Partners)[1]	6.200	10/01/2022	8,810,541

25        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$5,000,000	NYC Municipal Water Finance Authority[1]	5.000%	06/15/2038	$5,561,600
17,620,000	NYC Transitional Finance Authority[1]	5.000	05/01/2039	19,649,472
16,810,000	NYC Transitional Finance Authority[2,6]	5.000	05/01/2041	18,703,175
5,000,000	NYC Transitional Finance Authority (Building Aid)[1]	4.000	07/15/2037	5,035,800
25,000,000	NYC Transitional Finance Authority (Building Aid)[2,6]	5.000	07/15/2035	28,171,000
10,000,000	NYC Transitional Finance Authority (Building Authority)[1]	5.000	07/15/2037	11,180,900
7,700,000	NYC Transitional Finance Authority (Building Aid)[1]	5.250	07/15/2036	8,854,769
15,000,000	NYC Transitional Finance Authority (Future Tax)[2]	4.000	08/01/2041	14,977,013
1,360,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2032	1,522,547
2,450,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2039	2,701,934
9,545,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2040	10,569,847
53,425,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2041	59,034,091
75,000,000	NYC Transitional Finance Authority (Future Tax)[2]	5.000	05/01/2042	82,685,750
6,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	05/01/2042	6,614,880
13,000,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	08/01/2042	14,461,720
7,085,000	NYC Transitional Finance Authority (Future Tax)[1]	5.000	02/01/2043	7,781,668
20,140,000	NYC Transitional Finance Authority (Future Tax)[2,6]	5.000	08/01/2045	22,190,957
25,000,000	NYS DA (Sales Tax)[2]	5.000	03/15/2037	28,078,813
6,500,000	NYS DA (Sales Tax)[1]	5.000	03/15/2037	7,336,420
13,270,000	NYS DA (Sales Tax)[2]	5.000	03/15/2039	14,825,387
15,000,000	NYS DA (Sales Tax)[2]	5.000	03/15/2040	16,720,125
10,000,000	NYS DA (Sales Tax)[1]	5.000	03/15/2040	11,146,700
31,720,000	NYS DA (Sales Tax)[2]	5.000	03/15/2041	35,330,688
10,000,000	NYS DA (Sales Tax)[1]	5.000	03/15/2041	11,189,100
5,000,000	NYS DA (Sales Tax)[1]	5.000	03/15/2042	5,594,550
15,000,000	NYS DA (Sales Tax)[1]	5.000	03/15/2044	16,528,050
17,600,000	NYS DA (St. Mary’s Hospital for Children)[1,6]	7.875	11/15/2041	18,341,312
10,000,000	NYS DA (State Personal Income Tax Authority)[2]	5.000	02/15/2037	11,057,128
6,500,000	NYS DA (State Personal Income Tax Authority)[1]	5.000	02/15/2043	7,117,370
6,705,000	NYS DA (State University of New York)[1]	5.000	07/01/2048	7,394,207
21,750,000	NYS Liberty Devel. Corp. (4 World Trade Center)[1]	5.750	11/15/2051	23,724,247
13,000,000	NYS Transportation Devel. Corp. (American Airlines/JFK International Airport)[1]	5.000	08/01/2026	13,530,140
5,150,000	NYS Transportation Devel. Corp. (Delta Air Lines/ LaGuardia Airport Terminals)[1]	4.000	01/01/2036	5,018,521
2,525,000	NYS Transportation Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	4.000	07/01/2031	2,544,013
2,500,000	NYS Transportation Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000	07/01/2034	2,638,425
2,500,000	NYS Transportation Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.000	07/01/2046	2,604,850
9,500,000	NYS Transportation Devel. Corp. (LaGuardia Airport Terminal B Redevel.)[1]	5.250	01/01/2050	10,012,335
200,000	Port Authority NY/NJ (JFK International Air Terminal)[1]	5.750	12/01/2025	207,992
810,000	Port Authority NY/NJ (KIAC)[1]	6.750	10/01/2019	828,095
11,050,000	Port Authority NY/NJ, 200th Series[2]	5.000	04/15/2057	12,075,975
13,000,000	Port Authority NY/NJ, 205th Series[2]	5.000	05/15/2057	14,277,348
2,000,000	Port Authority NY/NJ, 206th Series[2]	5.000	11/15/2042	2,177,285
19,725,000	Port Authority NY/NJ, 206th Series[2]	5.000	11/15/2047	21,379,426

26        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
New York (Continued)
$8,385,000	Suffolk, NY Tobacco Asset Securitization Corp.[1]	6.000%	06/01/2048	$8,387,599
1,140,000	Yonkers, NY IDA (St. Joseph’s Hospital), Series 98-C	6.200	03/01/2020	1,139,954
				865,937,163

North Carolina—0.3%
15,000,000	NC Capital Facilities Finance Agency (Duke University)[1]	5.000	10/01/2055	16,525,500
1,650,000	NC Medical Care Commission (Whitestone)[1]	7.750	03/01/2031	1,850,838
				18,376,338

Ohio—8.3%
9,950,000	Allen County, OH Hospital Facilities (Catholic Healthcare)[2]	5.000	06/01/2038	10,371,955
7,385,000	Brecksville-Broadview Heights, OH City School District[1]	5.250	12/01/2054	8,013,759
10,980,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.125	06/01/2024	10,624,248
17,325,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.375	06/01/2024	16,928,950
9,195,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.750	06/01/2034	8,880,807
43,385,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875	06/01/2030	42,756,785
80,985,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	5.875	06/01/2047	78,956,326
12,937,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.000	06/01/2042	12,775,546
62,055,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.250 [3]	06/01/2037	62,703,475
66,920,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)[1]	6.500	06/01/2047	67,640,728
733,800,000	Buckeye, OH Tobacco Settlement Financing Authority (TASC)	6.535 [8]	06/01/2052	21,265,524
5,645,000	Butler County, OH Port Authority (Maple Knoll Communities)[1]	7.000	07/01/2043	6,143,228
1,000,000	Butler County, OH Port Authority (Storypoint/ SL2016/SLW/SLC/SLFW/SLF Obligated Group)[1]	6.250	01/15/2034	1,025,660
1,000,000	Butler County, OH Port Authority (Storypoint/ SL2016/SLW/SLC/SLFW/SLF Obligated Group)[1]	6.375	01/15/2043	1,023,900
2,250,000	Butler County, OH Port Authority (Storypoint/ SL2016/SLW/SLC/SLFW/SLF Obligated Group)[1]	6.500	01/15/2052	2,308,612
815,000	Cleveland-Cuyahoga County, OH Port Authority (Playhouse Square Foundation)[1]	5.250	12/01/2038	866,785
735,000	Cleveland-Cuyahoga County, OH Port Authority (Playhouse Square Foundation)[1]	5.500	12/01/2043	792,154
2,900,000	Cleveland-Cuyahoga County, OH Port Authority (Playhouse Square Foundation)[1]	5.500	12/01/2053	3,108,539

27        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Ohio (Continued)
$205,000	Columbus-Franklin County, OH Finance Authority, Series A1	6.000%	05/15/2035	$207,251
14,550,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500	02/15/2052	15,350,395
4,900,000	Cuyahoga County, OH Hospital (Metro Health System)[1]	5.500	02/15/2057	5,148,920
36,060,000	Gallia County, OH Hospital Facilities (Holzer/HHlthS/HMCG/HMCJ Obligated Group)[1]	8.000	07/01/2042	39,341,099
1,450,000	Hancock County, OH Hospital (BVRHC/BVHF Obligated Group)[1]	6.250	12/01/2034	1,595,348
20,000	Lake County, OH Hospital Facilities (Lake Hospital System)[1]	5.750	08/15/2038	20,057
345,000	Lorain County, OH Port Authority (Alumalloy LLC)[1,6]	6.000	11/15/2025	343,234
10,000,000	Montgomery County, OH (Miami Valley Hospital)[2]	5.750	11/15/2023	10,561,025
1,100,000	Norwood, OH Special Obligation (Central Parke)[1]	6.000	12/01/2046	1,098,449
2,000,000	OH Air Quality Devel. Authority (FirstEnergy Generation)[5,10]	3.100	03/01/2023	1,420,000
7,750,000	OH Air Quality Devel. Authority (FirstEnergy Generation)[5,10]	3.750	12/01/2023	5,502,500
10,795,000	OH Air Quality Devel. Authority (FirstEnergy Generation)[5,10]	4.250	08/01/2029	10,471,150
700,000	OH Air Quality Devel. Authority (FirstEnergy Generation)[5]	5.625	06/01/2018	679,000
5,400,000	OH HFA (Sanctuary at Springboro)[1]	5.450	01/01/2038	5,305,122
18,700,000	OH Higher Educational Facility Commission (Hiram College)[1]	6.000	10/01/2041	18,962,548
1,500,000	OH Water Devel. Authority (FirstEnergy Generation)[5]	3.000	05/15/2019	1,065,000
1,330,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.300	02/15/2024	1,316,341
2,500,000	Port of Greater Cincinnati, OH Devel. Authority (Public Parking Infrastructure)[1]	6.400	02/15/2034	2,444,950
4,100,000	Southeastern OH Port Authority Hospital Facility (Memorial Health System)[1]	5.750	12/01/2032	4,326,443
1,225,000	Toledo-Lucas County, OH Port Authority (Storypoint/SL2016/SLW/SLC Obligated Group)[1]	6.125	01/15/2034	1,246,572
1,700,000	Toledo-Lucas County, OH Port Authority (Storypoint/SL2016/SLW/SLC Obligated Group)[1]	6.375	01/15/2051	1,731,824
1,459,817	Toledo-Lucas County, OH Port Authority (Town Square at Levis Commons)[1,6]	5.400	11/01/2036	1,410,534
3,415,000	Warren County, OH Port Authority (Corridor 75 Park)[1]	7.500	12/01/2034	3,430,368
				489,165,111

Oklahoma—0.3%
5,000,000	Atoka County, OK Healthcare Authority (Atoka Memorial Hospital)	6.625	10/01/2037	4,000,000
14,000,000	OK Devel. Finance Authority (OU Medicine)[1]	5.500	08/15/2057	15,017,100

28        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Oklahoma (Continued)
$100,000	OK Ordnance Works Authority Sewer & Solid Waste Disposal Facilities (Ralston Purina Group)[1]	6.500%	09/01/2026	$100,282
				19,117,382

Oregon—0.1%
700,000	OR Facilities Authority (Concordia University)[1]	6.125	09/01/2030	741,685
2,625,000	OR Facilities Authority (Personalized Learning-Redmond Proficiency Academy)[1]	5.250	06/15/2051	2,443,429
1,740,000	OR Facilities Authority (Personalized Learning-Redmond Proficiency Academy)[1]	5.750	06/15/2046	1,752,232
				4,937,346

Pennsylvania—3.4%
17,800,000	Allegheny County, PA HDA (Allegheny Health Network)[1]	5.000	04/01/2047	18,826,348
1,000,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2033	1,064,540
3,000,000	Allentown, PA Neighborhood Improvement Zone[1]	5.000	05/01/2042	3,133,770
22,300,000	Beaver County, PA IDA (FirstEnergy Generation)[5,10]	4.500	06/01/2028	21,631,000
2,700,000	Chester County, PA H&EFA (Immaculata University)[1]	7.000	11/01/2041	3,261,789
5,180,000	Chester County, PA IDA (Hickman Friends Senior Community of West Chester)[1]	5.500	01/01/2052	4,966,532
525,000	Chester County, PA IDA (Woodlands at Graystone)[1]	5.000	03/01/2038	525,352
1,050,000	Chester County, PA IDA (Woodlands at Graystone)[1]	5.125	03/01/2048	1,051,858
2,750,000	Crawford County, PA Hospital Authority (MMedC/COHS/MMedCF/ MPS/HCCO/ TAHC/TAH/TAHCF/ TAHS/CVHC/ HCrawC/FCIM Obligated Group)[1]	6.000	06/01/2046	2,879,222
3,215,000	Crawford County, PA Hospital Authority (MMedC/ COHS/MMedCF/MPS/HCCO/ TAHC/TAH/ TAHCF/ TAHS/ CVHC/HCrawC/FCIM Obligated Group)[1]	6.000	06/01/2051	3,355,881
4,395,000	Lancaster, PA GO1	4.000	11/01/2040	4,363,180
5,655,000	Lancaster, PA GO1	4.000	11/01/2041	5,604,557
7,425,000	Lancaster, PA GO1	4.000	11/01/2042	7,334,638
4,775,000	Lancaster, PA GO1	4.000	11/01/2043	4,708,102
355,000	Luzerne County, PA IDA[1]	7.500	12/15/2019	363,893
500,000	Luzerne County, PA IDA[1]	7.750	12/15/2027	530,790
1,010,000	Montgomery County, PA HEHA (Pennsylvania LTC)[1]	5.000	12/01/2032	981,134
1,705,000	Montgomery County, PA HEHA (Pennsylvania LTC)[1]	5.250	12/01/2037	1,656,902
500,000	Montgomery County, PA HEHA (Pennsylvania LTC)[1]	5.300	12/01/2038	473,380
3,140,000	Montgomery County, PA HEHA (Pennsylvania LTC)[1]	5.375	12/01/2047	2,982,937
1,499,147	Northampton County, PA IDA (Northampton Generating)[4,7,9]	5.000	12/31/2023	449,744

29        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Pennsylvania (Continued)
$8,238,655	Northampton County, PA IDA (Northampton Generating)[4,7,9]	5.000%	12/31/2023	$2,471,596
15,000,000	PA EDFA (FirstEnergy Generation)[5,10]	4.500	06/01/2028	14,550,000
1,210,000	PA EDFA (UPMC/M-WHOUPMC/UPMC-P/UPMC-PS/UPMC-SM Obligated Group)[1]	4.000	03/15/2036	1,205,450
11,500,000	PA Geisinger Authority Health System, Series A2	5.250	06/01/2039	11,711,686
2,150,000	PA GO1	4.000	09/15/2031	2,232,324
2,980,000	PA GO1	4.000	09/15/2032	3,075,420
12,500,000	PA GO1	4.000	03/01/2035	12,547,875
4,000,000	PA HEFA (Shippensburg University)[1]	6.250	10/01/2043	4,435,600
1,370,000	PA HEFA (Ursinus College)[1]	5.000	01/01/2027	1,435,171
1	PA HFA Multifamily Hsg. (Country Commons Apartments)[1]	3.600	08/01/2035	1
3,000,000	PA Public School Building Authority (School District of Philadelphia)[1]	5.000	04/01/2030	3,141,570
20,000,000	PA State Public School Building Authority (Philadelphia School District)[1]	5.000	06/01/2032	21,844,800
1,500,000	Philadelphia, PA Authority for Industrial Devel. (Architecture & Design Charter School)[1]	6.125	03/15/2043	1,144,500
725,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)[1]	5.500	06/15/2022	748,911
2,000,000	Philadelphia, PA Authority for Industrial Devel. (Green Woods Charter School)[1]	5.500	06/15/2032	2,046,560
8,430,000	Philadelphia, PA Authority for Industrial Devel. (University of the Arts)[1]	5.000	03/15/2045	8,107,131
2,390,000	Philadelphia, PA Gas Works[1]	5.000	10/01/2033	2,630,673
3,350,000	Philadelphia, PA H&HEFA (Temple University Health System)[1]	5.625	07/01/2036	3,540,649
5,250,000	Philadelphia, PA H&HEFA (Temple University Health System)[1]	5.625	07/01/2042	5,521,320
785,000	Reading, PA School District[1]	5.000	03/01/2035	865,235
720,000	Reading, PA School District[1]	5.000	03/01/2036	790,870
5,470,000	York, PA GO1,6	7.250	11/15/2041	6,167,699
				200,360,590

Rhode Island—0.3%
44,240,000	Central Falls, RI Detention Facility[4]	7.250	07/15/2035	7,963,200
5,000,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2035	5,268,850
5,000,000	RI Tobacco Settlement Financing Corp. (TASC)[1]	5.000	06/01/2040	5,210,200
				18,442,250

South Carolina—1.2%
6,295,000	Hardeeville, SC Assessment Revenue (Anderson Tract Municipal Improvement District)[1,6]	7.750	11/01/2039	6,298,777
12,555,000	Lancaster County, SC School District[2]	4.000	03/01/2036	12,777,281
12,791,000	Richland County, SC Assessment Revenue (Village at Sandhill Improvement District)[1,6,7]	6.200	11/01/2036	11,370,560
7,050,507	SC Connector 2000 Assoc. Toll Road, Series B	2.879 [8]	01/01/2020	6,494,786
189,461	SC Connector 2000 Assoc. Toll Road, Series B	6.295 [8]	01/01/2026	113,985

30        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
South Carolina (Continued)
$7,995,545	SC Connector 2000 Assoc. Toll Road, Series B	6.619%[8]	01/01/2024	$4,909,824
1,500,000	SC Ports Authority[1]	5.000	07/01/2043	1,619,175
1,500,000	SC Ports Authority[1]	5.000	07/01/2055	1,599,345
5,070,000	SC Public Service Authority (Santee Cooper)[1]	5.000	12/01/2029	5,287,097
6,465,000	SC Public Service Authority (Santee Cooper)[1]	5.500	12/01/2033	7,043,036
11,000,000	South Carolina Public Service Authority[1]	5.000	12/01/2055	11,366,850
				68,880,716

Tennessee—0.3%
1,000,000	Bristol, TN Industrial Devel. Board	5.022 [8]	12/01/2022	822,060
7,250,000	Memphis-Shelby County, TN Airport Authority[1]	5.000	07/01/2043	7,874,443
9,000,000	Shelby County, TN HE&HFB (Trezevant Manor)[1]	5.500	09/01/2047	8,444,070
6,350,000	Shelby County, TN HE&HFB (Trezevant Manor)[5]	8.000	09/01/2044	317,500
				17,458,073

Texas—9.7%
890,000	Argyle, TX Special Assessment (Highlands Argyle Public Improvement District No. 1)[1]	5.000	09/01/2037	855,299
1,475,000	Argyle, TX Special Assessment (Highlands Argyle Public Improvement District No. 1)[1]	5.250	09/01/2047	1,405,498
1,325,000	Arlington, TX Higher Education Finance Corp. (Leadership Prep School)[1]	5.000	06/15/2046	1,309,272
785,000	Arlington, TX Higher Education Finance Corp. (UMEP)[1]	5.000	08/15/2053	715,049
675,000	Aubrey, TX Special Assessment (Jackson Ridge Public Improvement District No. 1)[1,6]	7.250	09/01/2045	680,231
250,000	Beaumont, TX Multifamily HDC (Madison on the Lake Apartments)[1]	7.750	12/01/2028	231,385
41,315,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[5,7,11]	5.000	03/01/2041	—
13,500,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[5,7,11]	5.400	05/01/2029	—
2,345,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[5,7,11]	6.300	07/01/2032	—
11,420,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[5,7,11]	6.750	10/01/2038	—
10,000,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[5,7,11]	7.700	03/01/2032	—
26,120,000	Brazos River Authority, TX Pollution Control (TXU Energy Company)[5,7,11]	7.700	04/01/2033	—
15,135,000	Cambridge, TX Student Hsg. (Cambridge Student Hsg. Devel.)[5]	7.000	11/01/2039	11,384,396
625,000	Celina, TX Special Assessment[1]	5.375	09/01/2028	628,244
400,000	Celina, TX Special Assessment[1]	5.500	09/01/2032	400,472
1,100,000	Celina, TX Special Assessment[1]	5.875	09/01/2040	1,099,219
1,870,000	Celina, TX Special Assessment[1]	6.250	09/01/2045	1,910,934
3,970,000	Celina, TX Special Assessment[1]	7.500	09/01/2045	4,228,804
1,000,000	Celina, TX Special Assessment (Sutton Fields II)[1]	7.250	09/01/2045	961,120

31        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$750,000	Clifton, TX Higher Education Finance Corp. (Idea Public Schools)[1]	5.750%	08/15/2041	$817,500
1,250,000	Crane, TX Independent School District[1]	5.000	02/15/2030	1,253,212
5,000,000	Cypress-Fairbanks, TX Independent School District[1,6]	4.000	02/15/2043	5,030,650
4,250,000	Denton, TX Independent School District[1]	4.000	08/15/2048	4,184,252
34,970,000	Denton, TX Independent School District[2]	5.000	08/15/2045	38,378,014
1,300,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)[1]	6.125	09/01/2028	1,315,977
1,500,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)[1]	6.500	09/01/2036	1,512,945
2,000,000	Flower Mound, TX Special Assessment (River Walk Public Improvement District No. 1)[1]	6.750	09/01/2043	2,009,760
2,100,000	Galveston, TX Special Assessment[1]	5.625	09/01/2028	1,774,500
3,700,000	Galveston, TX Special Assessment[1]	6.000	09/01/2038	3,082,285
3,500,000	Galveston, TX Special Assessment[1]	6.125	09/01/2044	2,904,860
15,000,000	Grand Parkway, TX Transportation Corp.[2]	5.000	10/01/2043	16,588,013
32,525,000	Grand Parkway, TX Transportation Corp.[2]	5.000	10/01/2048	35,832,203
10,000,000	Grand Parkway, TX Transportation Corp.[2]	5.000	04/01/2053	10,731,100
11,238,709	Gulf Coast, TX IDA (Microgy Holdings)[5,7]	7.000	12/01/2036	112
20,000	Gulf Coast, TX IDA Solid Waste (Citgo Petroleum Corp.)[1]	8.000	04/01/2028	20,194
3,225,000	Harris County, TX Cultural Education Facilities Finance Corp. (Space Center Houston)[1]	7.000	08/15/2028	3,352,355
6,170,000	Harris County-Houston, TX Sports Authority	4.066 [8]	11/15/2034	3,030,149
8,250,000	Houston, TX Airport System (United Airlines)[1]	5.000	07/15/2028	9,088,942
435,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	478,848
380,000	Houston, TX Higher Education Finance Corp. (Cosmos Foundation)[1]	6.500	05/15/2031	418,304
500,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2036	510,110
750,000	Houston, TX Higher Education Finance Corp. (Ninos)[1]	6.000	08/15/2041	762,855
7,500,000	Katy Independent School District[1]	4.000	02/15/2047	7,474,425
5,000,000	Katy, TX Independent School District[1]	4.000	02/15/2048	4,974,100
400,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)[1]	5.375	09/01/2028	392,052
600,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)[1]	5.750	09/01/2038	578,646
575,000	Leander, TX Special Assesment (Oak Creek Public Improvement District)[1,6]	5.875	09/01/2044	553,892
12,875,000	Little Elm, TX Independent School District[1]	5.000	08/15/2046	14,329,360
450,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)[1]	5.375	09/15/2035	440,932
400,000	Mclendon-Chisholm, TX Special Assessment (Sonoma Public Improvement District)[1]	5.500	09/15/2040	387,612
8,750,000	Mission, TX EDC (Carbonlite Recycling)[1]	6.500	12/01/2033	8,337,962
20,000,000	Mission, TX EDC (Natgasoline)[1,6]	4.625	10/01/2031	19,989,400

32        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$10,000,000	Navasota, TX Independent School District[1]	5.000%	02/15/2048	$10,833,400
3,000,000	New Hope, TX Cultural Educational Facilities Finance Corp. (CHSTX/CMCD/CMCtrF Obligated Group)[1]	4.000	08/15/2033	3,073,650
2,000,000	New Hope, TX Cultural Educational Facilities Finance Corp. (CHSTX/CMCD/CMCtrF Obligated Group)[1]	4.000	08/15/2034	2,041,560
3,280,000	New Hope, TX Cultural Educational Facilities Finance Corp. (CHSTX/CMCD/CMCtrF Obligated Group)[1]	4.000	08/15/2035	3,330,906
700,000	New Hope, TX Cultural Educational Facilities Finance Corp. (East Grand Preparatory Academy)[1]	5.500	08/15/2046	704,599
1,200,000	New Hope, TX Cultural Educational Facilities Finance Corp. (East Grand Preparatory Academy)[1]	5.500	08/15/2051	1,204,800
2,085,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Jubilee Academic Center)[1]	5.125	08/15/2047	2,043,321
8,250,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Legacy at Midtown Park)[1]	5.500	07/01/2054	7,962,323
1,000,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Legacy Preparatory Charter Academy)[1]	6.000	08/15/2037	1,019,850
11,435,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Legacy Preparatory Charter Academy)[1]	6.000	08/15/2047	11,538,944
2,500,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Presbyterian Village-North)[1]	5.250	10/01/2049	2,484,750
500,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Women’s University-COHF- Collegiate Hsg. Denton)[1]	5.000	07/01/2038	537,795
1,750,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Women’s University-COHF- Collegiate Hsg. Denton)[1]	5.000	07/01/2048	1,852,008
2,400,000	New Hope, TX Cultural Educational Facilities Finance Corp. (Women’s University-COHF- Collegiate Hsg. Denton)[1]	5.000	07/01/2058	2,511,480
350,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2031	383,036
1,750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2046	1,866,812
1,750,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (Cardinal Bay-Village on the Park Carriage Inn)[1]	5.000	07/01/2051	1,865,623
400,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living- Langford Project)[1]	5.375	11/15/2036	395,668
650,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living- Langford Project)[1]	5.500	11/15/2046	642,655

33        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$1,000,000	New Hope, TX Cultural Educational Facilities Finance Corp. Senior Living (MRC Senior Living- Langford Project)[1]	5.500%	11/15/2052	$980,370
1,080,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University- Collegiate Hsg. Corpus Christi II)[1]	5.000	04/01/2048	1,063,595
2,315,000	New Hope, TX Cultural Educational Facilities Finance Corp. Student Hsg. (A&M University- Collegiate Hsg. San Antonio)[1]	5.000	04/01/2048	2,269,464
1,300,000	New Hope, TX Educational Facilities Finance Corp. Retirement Facility (Wesleyan Homes)[1]	5.500	01/01/2049	1,355,003
785,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	5.875	04/01/2036	851,913
1,950,000	New Hope, TX Educational Facilities Finance Corp. Student Hsg. (Stephenville-Tarleton State University)[1]	6.000	04/01/2045	2,112,864
375,000	Newark, TX Higher Education Finance Corp. (Austin Achieve Public Schools)[1]	5.000	06/15/2038	376,455
750,000	Newark, TX Higher Education Finance Corp. (Austin Achieve Public Schools)[1]	5.000	06/15/2048	750,660
1,600,000	North Central TX HFC (Village Kaufman Apartments)[1,10]	6.150	01/01/2043	1,621,472
38,000,000	North Central TX HFDC (Children’s Medical Center)[2]	5.750	08/15/2039	39,083,190
655,000	Pottsboro, TX Higher Education Finance Corp. (Imagine International Academy of North Texas)[1]	5.000	08/15/2036	651,535
1,000,000	Pottsboro, TX Higher Education Finance Corp. (Imagine International Academy of North Texas)[1]	5.000	08/15/2046	949,590
2,000,000	Red River, TX Educational Finance Corp. (Houston Baptist University)[1]	5.500	10/01/2046	2,158,080
3,000,000	Red River, TX Health Facilities Devel. Corp. (Happy Harbor Methodist Home)[1]	8.000	11/15/2049	3,400,470
455,000	Rowlett, TX Special Assessment (Bayside Public Improvement District)[1]	6.000	09/15/2046	422,545
1,995,000	Sabine Neches, TX HFC (Fox Run Apartments)[1]	6.150	01/01/2043	2,010,262
4,100,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[5,7,11]	6.150	08/01/2022	—
1,800,000	Sabine River Authority, TX Pollution Control (TXU Electric Company)[5,7,11]	6.450	06/01/2021	—
26,820,000	Sanger, TX Industrial Devel. Corp. (Texas Pellets)[5,7]	7.500	07/01/2038	8,046,000
11,000,000	Sherman, TX Independent School District[1]	5.000	02/15/2045	12,251,800
3,810,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckingham Senior Living Community)[1]	5.750	11/15/2037	3,192,323
3,500,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)[1]	6.750	11/15/2047	3,799,740
2,000,000	Tarrant County, TX Cultural Education Facilities Finance Corp. (Buckner Senior Living Ventana)[1]	6.750	11/15/2052	2,164,200

34        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Texas (Continued)
$13,500,000	Tarrant County, TX Health Facilities Devel. Corp. (Cook Childrens Medical Center)[2]	5.000%	12/01/2033	$13,890,285
27,525,000	Travis County, TX HFDC (Longhorn Village)[1]	7.125	01/01/2046	30,311,631
1,000,000	Trinity River Authority, TX Central Regional Wastewater System[1]	5.000	08/01/2032	1,141,260
1,000,000	Trinity River Authority, TX Central Regional Wastewater System[1]	5.000	08/01/2033	1,137,980
1,000,000	Trinity River Authority, TX Central Regional Wastewater System[1]	5.000	08/01/2034	1,134,710
2,000,000	Trinity River Authority, TX Central Regional Wastewater System[1]	5.000	08/01/2035	2,261,280
1,000,000	Trinity River Authority, TX Central Regional Wastewater System[1]	5.000	08/01/2037	1,124,160
2,495,000	Trinity River Authority, TX Pollution Control (TXU Electric Company)[5,7,11]	6.250	05/01/2028	—
34,600,000	TX Angelina & Neches River Authority (Aspen Power)[5,7]	6.500	11/01/2029	346
57,760,000	TX Municipal Gas Acquisition & Supply Corp.[1]	6.250	12/15/2026	65,908,781
1,000,000	TX Private Activity (NTE Mobility Partners)[1]	6.875	12/31/2039	1,045,700
400,000	TX Public Finance Authority Charter School Finance Corp. (Ed-Burnham Wood)[1]	6.250	09/01/2036	400,160
410,000	TX Student Hsg. Corp. (University of North Texas)[1]	6.750	07/01/2021	410,398
215,000	TX Student Hsg. Corp. (University of North Texas)[1]	6.850	07/01/2031	205,779
5,000,000	TX Water Devel. Board[1]	4.000	10/15/2041	5,013,450
33,660,000	TX Water Devel. Board[2,6]	5.000	04/15/2049	37,482,598
13,515,000	TX Water Devel. Board[2]	5.000	10/15/2053	15,002,132
2,033,000	Vintage Township, TX Public Facilities Corp.[1]	7.375	10/01/2038	2,032,898
6,375,000	Waxahachie, TX Special Assessment[1]	6.000	08/15/2045	6,088,763
2,920,000	Wise County, TX (Parket County Junior College District)[1]	7.500	08/15/2025	3,189,896
4,615,000	Wise County, TX (Parket County Junior College District)[1]	7.750	08/15/2028	5,042,349
10,000,000	Ysleta, TX Independent School District[1]	5.000	08/15/2045	10,892,300
				575,867,011

Utah—0.5%
195,000	Hideout, UT Local District No. 1 Special Assessment[1]	7.750	08/01/2024	208,139
610,000	Hideout, UT Local District No. 1 Special Assessment[1]	8.250	08/01/2034	632,802
4,000,000	Salt Lake City Corp. Airport Revenue[1]	5.000	07/01/2048	4,327,800
495,000	UT Charter School Finance Authority (Endeavor Hall)[1]	5.500	07/15/2022	493,812
1,750,000	UT Charter School Finance Authority (Endeavor Hall)[1]	6.000	07/15/2032	1,752,678
3,870,000	UT Charter School Finance Authority (Endeavor Hall)[1]	6.250	07/15/2042	3,836,486
1,385,000	UT Charter School Finance Authority (Esperanza Elementary School)[1]	5.250	10/15/2048	1,302,537

35        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Utah (Continued)
$4,810,000	UT Charter School Finance Authority (Freedom Academy Foundation)[1]	5.250%	06/15/2037	$4,714,570
6,015,000	UT Charter School Finance Authority (Freedom Academy Foundation)[1]	5.375	06/15/2048	5,819,994
750,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)[1]	6.300	07/15/2032	799,987
1,640,000	UT Charter School Finance Authority (Vista Entrada School of Performing Arts & Technology)[1]	6.550	07/15/2042	1,746,452
800,000	Utah County, UT Charter School (Renaissance Academy)[1]	5.625	07/15/2037	799,896
415,000	Utah County, UT Charter School (Ronald Wilson Reagan Academy)[1]	5.000	02/15/2036	416,477
855,000	Utah County, UT Charter School (Ronald Wilson Reagan Academy)[1]	5.000	02/15/2046	839,935
				27,691,565

Vermont—0.1%
960,000	East Central, VT Telecommunications District[1]	5.600	12/01/2043	933,504
1,450,000	East Central, VT Telecommunications District[1]	5.750	12/01/2036	1,480,450
1,650,000	VT EDA (Casella Waste Systems)[1,10]	4.625	04/01/2036	1,611,159
				4,025,113

Virginia—0.5%
1,608,000	Celebrate, VA North CDA Special Assessment[4,7]	6.750	03/01/2034	964,800
4,562,000	Celebrate, VA South CDA Special Assessment[5,7]	6.250	03/01/2037	2,121,330
8,000,000	Chesapeake Bay, VA Bridge & Tunnel District[1]	5.000	07/01/2046	8,577,680
1,258,000	Lewistown, VA Commerce Center Community Devel. Authority[1]	6.050	03/01/2044	1,199,314
2,876,000	Lewistown, VA Commerce Center Community Devel. Authority[1]	6.050	03/01/2044	2,741,835
1,965,000	Lewistown, VA Commerce Center Community Devel. Authority[4]	6.050	03/01/2054	358,612
2,900,000	New Port, VA CDA[5,7]	5.600	09/01/2036	1,319,500
1,750,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	5.000	09/01/2037	1,816,955
2,350,000	Peninsula, VA Town Center Community Devel. Authority Special Obligation[1]	5.000	09/01/2045	2,417,445
2,160,000	Richmond, VA Redevel. & Hsg. Authority (American Tobacco Apartments)[1]	5.550	01/01/2037	2,153,758
1,690,000	VA Small Business Financing Authority (Covanta Holding Corp.)[1,10]	5.000	01/01/2048	1,716,567
1,515,000	VA Tobacco Settlement Financing Corp.[1]	5.000	06/01/2047	1,490,927
2,404,674	West Point, VA IDA Solid Waste (Chesapeake Corp.)[5,7]	6.375	03/01/2019	48
				26,878,771

Washington—1.8%
750,000	Greater Wenatchee, WA Regional Events Center[1]	5.000	09/01/2027	761,692

36        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Washington (Continued)
$200,000	Kelso County, WA Hsg. Authority (Chinook & Columbia Apartments)[1]	5.600%	03/01/2028	$199,198
50,000	Kitsap County, WA Consolidated Hsg. Authority (Heritage Apartments)[1]	6.100	10/01/2031	50,025
3,000,000	Port of Seattle, WA Revenue[1]	5.000	05/01/2043	3,221,010
2,909,358	Tacoma, WA Consolidated Local Improvements District No. 65	5.750	04/01/2043	2,909,038
1,500,000	Tes Properties, WA2	5.500	12/01/2029	1,530,214
12,000,000	Tes Properties, WA2	5.625	12/01/2038	12,243,930
21,710,000	WA EDFA (Columbia Pulp I)[1]	7.500	01/01/2032	24,286,109
2,425,000	WA GO1	5.000	02/01/2030	2,771,193
12,640,000	WA GO1	5.000	08/01/2040	14,037,226
18,075,000	WA Health Care Facilities Authority (Catholic Health Initiatives)[2]	6.375	10/01/2036	18,173,129
17,410,000	WA Health Care Facilities Authority (Peacehealth)[2]	5.000	11/01/2028	17,821,311
1,000,000	WA Hsg. Finance Commission (Heron’s Key)[1]	7.000	07/01/2045	1,063,740
1,700,000	WA Hsg. Finance Commission (Heron’s Key)[1]	7.000	07/01/2050	1,803,547
500,000	WA Kalispel Tribe Indians Priority District[1]	5.000	01/01/2032	519,335
2,250,000	WA Kalispel Tribe Indians Priority District[1]	5.000	01/01/2032	2,337,007
3,000,000	WA Kalispel Tribe Indians Priority District[1]	5.250	01/01/2038	3,110,190
1,000,000	WA Kalispel Tribe Indians Priority District[1]	5.250	01/01/2038	1,036,730
				107,874,624

West Virginia—0.6%
3,000,000	Brooke County, WV (Bethany College)[1]	6.500	10/01/2031	3,003,750
4,500,000	Brooke County, WV (Bethany College)[1]	6.750	10/01/2037	4,502,610
27,145,000	Harrison County, WV Tax Increment (Charles Pointe)[4]	7.000	06/01/2035	13,572,500
3,435,000	Monongalia County, WV Special District Excise Tax (University Town Center)[1]	5.750	06/01/2043	3,518,883
10,465,000	Ohio County, WV Devel. Authority (Ohio County Sports Complex)[1]	5.000	09/01/2048	9,906,483
				34,504,226

Wisconsin—2.7%
3,000,000	WI H&EFA (AE Nursing Centers)[1]	7.250	06/01/2038	2,808,690
750,000	WI H&EFA (Beloit College)[1]	6.125	06/01/2035	795,945
2,015,000	WI H&EFA (Beloit College)[1]	6.125	06/01/2039	2,138,439
53,000,000	WI Public Finance Authority (American Dream at Meadowlands Project)[1]	6.750	08/01/2031	57,188,060
22,500,000	WI Public Finance Authority (American Dream at Meadowlands Project)[1]	7.000	12/01/2050	25,365,825
2,075,000	WI Public Finance Authority (Bancroft Neurohealth/Bancroft Rehabilitation Services Obligated Group)[1]	5.125	06/01/2048	2,084,607
1,821,047	WI Public Finance Authority (Conference Center & Hotel)	5.360 [8]	01/01/2067	52,756

37        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Wisconsin (Continued)
$151,210	WI Public Finance Authority (Conference Center & Hotel)	5.449%[8]	01/01/2066	$4,391
7,336,930	WI Public Finance Authority (Conference Center & Hotel)[1,9]	5.500	07/01/2056	7,154,240
140,331	WI Public Finance Authority (Conference Center & Hotel)	5.542 [8]	01/01/2065	4,086
142,507	WI Public Finance Authority (Conference Center & Hotel)	5.638 [8]	01/01/2064	4,161
145,770	WI Public Finance Authority (Conference Center & Hotel)	5.738 [8]	01/01/2063	4,268
149,034	WI Public Finance Authority (Conference Center & Hotel)	5.841 [8]	01/01/2062	4,376
153,385	WI Public Finance Authority (Conference Center & Hotel)	5.948 [8]	01/01/2061	4,517
155,561	WI Public Finance Authority (Conference Center & Hotel)	6.059 [8]	01/01/2060	4,594
158,824	WI Public Finance Authority (Conference Center & Hotel)	6.175 [8]	01/01/2059	4,704
163,176	WI Public Finance Authority (Conference Center & Hotel)	6.294 [8]	01/01/2058	4,848
167,527	WI Public Finance Authority (Conference Center & Hotel)	6.418 [8]	01/01/2057	4,992
151,210	WI Public Finance Authority (Conference Center & Hotel)	6.548 [8]	01/01/2056	4,520
154,473	WI Public Finance Authority (Conference Center & Hotel)	6.682 [8]	01/01/2055	4,633
157,737	WI Public Finance Authority (Conference Center & Hotel)	6.823 [8]	01/01/2054	4,746
163,176	WI Public Finance Authority (Conference Center & Hotel)	6.969 [8]	01/01/2053	4,926
165,352	WI Public Finance Authority (Conference Center & Hotel)	7.122 [8]	01/01/2052	5,010
127,277	WI Public Finance Authority (Conference Center & Hotel)	7.282 [8]	01/01/2051	3,871
129,453	WI Public Finance Authority (Conference Center & Hotel)	7.449 [8]	01/01/2050	3,952
133,804	WI Public Finance Authority (Conference Center & Hotel)	7.624 [8]	01/01/2049	4,100
135,980	WI Public Finance Authority (Conference Center & Hotel)	7.807 [8]	01/01/2048	4,184
155,561	WI Public Finance Authority (Conference Center & Hotel)	8.000 [8]	01/01/2047	4,807
865,000	WI Public Finance Authority (DHSEP/NMA/CAA/ HCA/HAA/HA/LV/MwA/WA/WHA Obligated Group)[1]	5.000	12/01/2052	804,969
5,200,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)[1]	5.000	12/01/2045	5,280,340

38        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
Wisconsin (Continued)
$3,800,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)[1]	5.150%	12/01/2050	$3,869,768
6,790,000	WI Public Finance Authority (FNC&M / FBA / FCP / FFC / FGC / FJeffC / FJC / FMN / FTS / FP1 / FP2 / FRB Obligated Group)[1]	5.350	12/01/2052	6,974,756
1,335,000	WI Public Finance Authority (Las Ventanas Retirement Community)	0.210 [8]	10/01/2042	660,384
6,657,500	WI Public Finance Authority (Las Ventanas Retirement Community)[1]	7.000	10/01/2042	6,611,097
2,000,000	WI Public Finance Authority (Las Ventanas Retirement Community) [7]	36.095 [8]	10/01/2042	41,200
660,000	WI Public Finance Authority (Thomas Jefferson Classical Academy)[1]	7.000	07/01/2031	667,115
7,720,000	WI Public Finance Authority (University of Kansas)[1]	5.000	03/01/2046	8,231,141
7,000,000	WI Public Finance Authority Charter School (Denver International Airport Great Hall)[1]	5.000	09/30/2049	7,417,760
2,500,000	WI Public Finance Authority Charter School (Envision Science Academy)[1]	5.250	05/01/2046	2,264,525
1,175,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	5.750	07/15/2032	1,236,359
1,345,000	WI Public Finance Authority Charter School (Explore Knowledge Foundation)[1]	6.000	07/15/2042	1,410,650
1,910,000	WI Public Finance Authority Educational Facility (Ask Academy)[1]	6.000	02/01/2045	1,792,535
5,875,000	WI Public Finance Authority Educational Facility (Horizon Academy West Charter School)[1]	6.000	09/01/2045	5,744,223
10,960,000	WI Public Financing Authority Multifamily Hsg. (Trinity-Eagle’s Point)[1]	5.250	01/01/2052	11,075,190
				161,760,260

U.S. Possessions—12.7%
25,745,000	Northern Mariana Islands Commonwealth, Series B	5.000	10/01/2033	23,234,862
10,000	Puerto Rico Aqueduct & Sewer Authority, AGC[1]	5.000	07/01/2025	10,506
11,980,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.000	07/01/2033	11,081,500
250,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.500	07/01/2028	233,750
25,035,000	Puerto Rico Aqueduct & Sewer Authority[1]	5.750	07/01/2037	23,532,900
3,325,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000	07/01/2038	3,167,062
7,645,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000	07/01/2044	7,281,862
30,945,000	Puerto Rico Aqueduct & Sewer Authority[1]	6.000	07/01/2047	29,010,937
10,790,000	Puerto Rico Children’s Trust Fund (TASC)[1,6]	5.375	05/15/2033	10,922,609
7,260,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.500	05/15/2039	7,363,237
53,830,000	Puerto Rico Children’s Trust Fund (TASC)[1]	5.625	05/15/2043	54,564,241
28,000,000	Puerto Rico Children’s Trust Fund (TASC)	6.749 [8]	05/15/2050	3,446,240
152,450,000	Puerto Rico Children’s Trust Fund (TASC)	9.352 [8]	05/15/2055	8,558,543
285,000	Puerto Rico Commonwealth GO, AGC[12]	3.483	07/01/2020	285,712
1,500,000	Puerto Rico Commonwealth GO5	5.000	07/01/2024	903,750

39        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$2,550,000	Puerto Rico Commonwealth GO5	5.000%	07/01/2033	$1,498,125
1,660,000	Puerto Rico Commonwealth GO5	5.000	07/01/2034	1,000,150
10,000	Puerto Rico Commonwealth GO, AGC[1]	5.000	07/01/2034	10,382
6,765,000	Puerto Rico Commonwealth GO5	5.000	07/01/2041	3,974,437
450,000	Puerto Rico Commonwealth GO5	5.125	07/01/2031	271,125
2,000,000	Puerto Rico Commonwealth GO5	5.125	07/01/2037	1,175,000
5,000	Puerto Rico Commonwealth GO, AGC[1]	5.250	07/01/2024	5,329
1,920,000	Puerto Rico Commonwealth GO5	5.250	07/01/2026	1,156,800
2,165,000	Puerto Rico Commonwealth GO5	5.250	07/01/2037	1,304,412
40,000	Puerto Rico Commonwealth GO5	5.500	07/01/2018	24,000
14,695,000	Puerto Rico Commonwealth GO5	5.500	07/01/2026	8,633,312
3,255,000	Puerto Rico Commonwealth GO5	5.500	07/01/2026	1,912,312
340,000	Puerto Rico Commonwealth GO5	5.500	07/01/2027	199,750
62,180,000	Puerto Rico Commonwealth GO5	5.500	07/01/2039	36,530,750
11,540,000	Puerto Rico Commonwealth GO5	5.750	07/01/2036	6,779,750
1,345,000	Puerto Rico Commonwealth GO, AGC[1]	5.750	07/01/2037	1,409,304
3,000,000	Puerto Rico Commonwealth GO5	5.750	07/01/2038	1,807,500
65,250,000	Puerto Rico Commonwealth GO5	5.750	07/01/2041	38,334,375
2,625,000	Puerto Rico Commonwealth GO5	6.000	07/01/2035	1,542,187
9,265,000	Puerto Rico Commonwealth GO5	6.000	07/01/2039	5,582,162
12,250,000	Puerto Rico Commonwealth GO5	6.000	07/01/2039	7,380,625
14,550,000	Puerto Rico Commonwealth GO5	6.500	07/01/2037	8,766,375
13,000,000	Puerto Rico Commonwealth GO5	6.500	07/01/2040	7,637,500
1,545,000	Puerto Rico Commonwealth GO5	8.000	07/01/2035	915,412
1,501,705	Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	991,125
1,501,705	Puerto Rico Electric Power Authority[5]	10.000	07/01/2019	991,125
1,629,052	Puerto Rico Electric Power Authority[5]	10.000	01/01/2021	1,075,174
1,629,051	Puerto Rico Electric Power Authority[5]	10.000	07/01/2021	1,075,174
543,017	Puerto Rico Electric Power Authority[5]	10.000	01/01/2022	358,391
543,018	Puerto Rico Electric Power Authority[5]	10.000	07/01/2022	358,392
3,100,000	Puerto Rico Electric Power Authority, Series A5	5.000	07/01/2029	1,976,250
11,925,000	Puerto Rico Electric Power Authority, Series A5	5.050	07/01/2042	7,602,188
480,000	Puerto Rico Electric Power Authority, Series A5	7.000	07/01/2040	310,800
9,080,000	Puerto Rico Electric Power Authority, Series A5	7.000	07/01/2043	5,879,300
160,000	Puerto Rico Electric Power Authority, Series A5	7.250	07/01/2030	103,600
40,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2021	25,600
40,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2022	25,600
10,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2023	6,400
4,570,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2026	2,924,800
2,600,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2028	1,664,000
445,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2029	284,800
95,000	Puerto Rico Electric Power Authority, Series AAA[5]	5.250	07/01/2030	60,800
310,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2022	197,625
35,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2024	22,313
20,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2025	12,750
285,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2027	181,688
540,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.000	07/01/2028	344,250
2,570,000	Puerto Rico Electric Power Authority, Series CCC[5]	5.250	07/01/2027	1,644,800

40        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$185,000	Puerto Rico Electric Power Authority, Series DDD[5]	5.000%	07/01/2022	$117,938
15,000	Puerto Rico Electric Power Authority, Series NN5	5.500	07/01/2020	9,619
170,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2017	107,950
20,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2018	12,700
5,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2020	3,187
55,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2021	35,063
210,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2022	133,875
280,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2023	178,500
15,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2024	9,563
895,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2026	570,563
1,990,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2027	1,268,625
3,680,000	Puerto Rico Electric Power Authority, Series TT5	5.000	07/01/2032	2,346,000
390,000	Puerto Rico Electric Power Authority, Series UU5,10	2.150	07/01/2017	225,713
22,000,000	Puerto Rico Electric Power Authority, Series VV, NPFGC[1]	5.250	07/01/2033	23,325,720
685,000	Puerto Rico Electric Power Authority, Series WW5	5.000	07/01/2028	436,688
415,000	Puerto Rico Electric Power Authority, Series WW5	5.250	07/01/2033	265,600
85,000	Puerto Rico Electric Power Authority, Series WW5	5.375	07/01/2022	54,506
390,000	Puerto Rico Electric Power Authority, Series WW5	5.375	07/01/2024	250,088
60,000	Puerto Rico Electric Power Authority, Series WW5	5.500	07/01/2021	38,475
605,000	Puerto Rico Electric Power Authority, Series WW5	5.500	07/01/2038	387,956
10,000	Puerto Rico Electric Power Authority, Series XX5	5.250	07/01/2026	6,400
845,000	Puerto Rico Electric Power Authority, Series XX5	5.250	07/01/2027	540,800
2,660,000	Puerto Rico Electric Power Authority, Series XX5	5.250	07/01/2035	1,702,400
28,430,000	Puerto Rico Electric Power Authority, Series XX5	5.250	07/01/2040	18,195,200
18,575,000	Puerto Rico Electric Power Authority, Series XX5	5.750	07/01/2036	11,911,219
190,000	Puerto Rico Electric Power Authority, Series ZZ5	4.625	07/01/2025	121,125
820,000	Puerto Rico Electric Power Authority, Series ZZ5	5.000	07/01/2017	520,700
95,000	Puerto Rico Electric Power Authority, Series ZZ5	5.000	07/01/2021	60,563
850,000	Puerto Rico Electric Power Authority, Series ZZ5	5.000	07/01/2022	541,875
215,000	Puerto Rico Electric Power Authority, Series ZZ5	5.000	07/01/2024	137,063
10,000	Puerto Rico Electric Power Authority, Series ZZ5	5.000	07/01/2026	6,375
25,000	Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2021	16,000
50,000	Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2022	32,000
275,000	Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2025	176,000
1,135,000	Puerto Rico Electric Power Authority, Series ZZ5	5.250	07/01/2026	726,400
215,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.000	07/01/2023	225,791
45,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.000	07/01/2027	47,157
2,175,000	Puerto Rico Highway & Transportation Authority[5]	5.000	07/01/2028	353,437
1,360,000	Puerto Rico Highway & Transportation Authority[5]	5.000	07/01/2028	918,000
250,000	Puerto Rico Highway & Transportation Authority, NPFGC[1]	5.000	07/01/2029	250,250
1,035,000	Puerto Rico Highway & Transportation Authority[5]	5.000	07/01/2035	698,625
7,895,000	Puerto Rico Highway & Transportation Authority[5]	5.300	07/01/2035	5,329,125
25,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.500	07/01/2023	27,251
5,000,000	Puerto Rico Highway & Transportation Authority[5]	5.500	07/01/2029	3,375,000

41        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$3,250,000	Puerto Rico Highway & Transportation Authority[5]	5.500%	07/01/2030	$2,193,750
45,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.750	07/01/2019	46,044
350,000	Puerto Rico Highway & Transportation Authority, FGIC[13]	5.750	07/01/2021	280,000
9,000,000	Puerto Rico Highway & Transportation Authority, AGC[1]	5.750	07/01/2022	9,557,460
605,000	Puerto Rico Highway & Transportation Authority, Series H5	5.450	07/01/2035	173,937
4,715,000	Puerto Rico Highway & Transportation Authority, Series M5	5.000	07/01/2046	1,355,562
5,000,000	Puerto Rico Infrastructure[4]	5.000	07/01/2031	912,500
3,000,000	Puerto Rico Infrastructure[4]	5.000	07/01/2037	547,500
7,300,000	Puerto Rico Infrastructure (Mepsi Campus)[5]	6.500	10/01/2037	1,478,250
25,000	Puerto Rico Infrastructure Financing Authority, AGC[1]	5.000	07/01/2041	25,757
5,500,000	Puerto Rico ITEMECF (Cogeneration Facilities)	6.625	06/01/2026	5,369,375
4,050,000	Puerto Rico ITEMECF (Hospital Auxilio Mutuo)[1]	6.000	07/01/2033	4,170,893
300,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2020	287,250
100,000	Puerto Rico ITEMECF (University of the Sacred Heart)	5.000	10/01/2021	95,500
25,000	Puerto Rico Municipal Finance Agency, Series B, AGC[1]	5.250	07/01/2019	25,417
3,870,000	Puerto Rico Public Buildings Authority[1,4]	5.000	07/01/2032	2,399,400
150,000	Puerto Rico Public Buildings Authority[1,4]	5.000	07/01/2037	93,000
100,000	Puerto Rico Public Buildings Authority[1,4]	5.250	07/01/2023	61,500
73,395,000	Puerto Rico Public Buildings Authority[1,4]	5.250	07/01/2042	45,137,925
260,000	Puerto Rico Public Buildings Authority[1,4]	5.500	07/01/2023	159,900
200,000	Puerto Rico Public Buildings Authority[1,4]	5.500	07/01/2037	124,000
5,860,000	Puerto Rico Public Buildings Authority[1,4]	5.625	07/01/2039	3,633,200
12,845,000	Puerto Rico Public Buildings Authority[1,5]	5.750	07/01/2022	7,899,675
7,000,000	Puerto Rico Public Buildings Authority[1,4]	5.875	07/01/2039	4,305,000
8,825,000	Puerto Rico Public Buildings Authority[1,4]	6.000	07/01/2041	5,482,531
12,000,000	Puerto Rico Public Buildings Authority[1,4]	6.125	07/01/2023	7,485,000
5,100,000	Puerto Rico Public Buildings Authority[1,4]	6.250	07/01/2026	3,181,125
4,980,000	Puerto Rico Public Buildings Authority[1,4]	6.750	07/01/2036	3,106,275
1,515,000	Puerto Rico Public Buildings Authority, Series D1,4	5.250	07/01/2036	939,300
49,020,000	Puerto Rico Public Finance Corp., Series B4	5.500	08/01/2031	2,696,100
9,500,000	Puerto Rico Sales Tax Financing Corp.[5]	6.900 [3]	08/01/2026	4,548,125
220,000	Puerto Rico Sales Tax Financing Corp. (Build America Bonds)[5]	5.750	08/01/2042	106,975
42,745,000	Puerto Rico Sales Tax Financing Corp., Series A5	0.000 [3]	08/01/2033	17,604,101
1,590,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.000	08/01/2019	781,088
1,630,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.000	08/01/2024	800,738
15,735,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.000	08/01/2043	7,729,819
11,885,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.250	08/01/2027	5,838,506
41,045,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.375	08/01/2039	20,163,356
700,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.500	08/01/2023	343,875

42        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Principal Amount		Coupon	Maturity	Value
U.S. Possessions (Continued)
$4,145,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.500%	08/01/2028	$2,036,231
47,645,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.500	08/01/2042	23,405,606
41,650,000	Puerto Rico Sales Tax Financing Corp., Series A5	5.750	08/01/2037	20,460,563
44,365,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.826 [8]	08/01/2043	12,509,155
46,950,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.829 [8]	08/01/2042	13,932,413
17,500,000	Puerto Rico Sales Tax Financing Corp., Series A, NPFGC	5.830 [8]	08/01/2041	5,465,600
7,945,000	Puerto Rico Sales Tax Financing Corp., Series A5	7.886 [8]	08/01/2034	1,129,858
37,060,000	Puerto Rico Sales Tax Financing Corp., Series A5	8.691 [8]	08/01/2035	5,238,060
30,980,000	Puerto Rico Sales Tax Financing Corp., Series A-1[5]	5.250	08/01/2043	15,218,925
330,000	Puerto Rico Sales Tax Financing Corp., Series C5	4.000	08/01/2026	268,950
300,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.000	08/01/2035	147,375
135,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.000	08/01/2046	110,025
59,720,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.250	08/01/2041	29,337,450
3,670,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.375	08/01/2036	1,802,888
5,290,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.375	08/01/2038	2,598,713
19,555,000	Puerto Rico Sales Tax Financing Corp., Series C5	5.750	08/01/2057	15,986,213
50,000	University of Puerto Rico, Series P	5.000	06/01/2021	47,438
100,000	University of Puerto Rico, Series P	5.000	06/01/2022	94,125
5,000,000	University of Puerto Rico, Series P	5.000	06/01/2030	4,502,000
1,025,000	University of Puerto Rico, Series Q	5.000	06/01/2036	913,142
				751,607,254
Total Municipal Bonds and Notes (Cost $7,336,102,106)				6,789,521,877

Corporate Bonds and Notes—0.1%
2,890,000	TX German Pellets Series Secured Note Series 2016[1,7,14]	8.000	12/10/2018	2,312,000
3,030,000	TX German Pellets Series Secured Note Series 2016[1,7,14]	8.000	12/10/2018	2,424,000
Total Corporate Bonds and Notes (Cost $5,920,000)				4,736,000

Corporate Loans—0.0%
7,000,000	Aspen Power Senior Secured Bridge Promissory Note[5,7,14,10]	9.000	11/16/2018	520,727
3,500,000	Aspen Power Senior Secured Bridge Promissory Note[5,7,14,10]	9.000	11/16/2018	260,364
6,000,000	Aspen Power Senior Secured Bridge Promissory Note[5,7,14,10]	9.000	11/16/2018	446,338

43        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

Principal Amount		Coupon	Maturity	Value
Corporate Loans (Continued)
$2,750,000	Aspen Power Senior Secured Bridge Promissory Note[5,7,14,10]	9.000%	11/16/2018	$204,571
Total Corporate Loans (Cost $19,250,000)				1,432,000

Shares
Common Stocks—0.0%
7,679	Delta Air Lines, Inc.[14]			420,272
2,919	General Motors Co.[14]			106,806
Total Common Stocks (Cost $54,137)				527,078

Total Investments, at Value (Cost $7,361,326,243)—115.0%				6,796,216,955
Net Other Assets (Liabilities)—(15.0)				(884,130,087)
Net Assets—100.0%				$5,912,086,868

Footnotes to Statement of Investments

1. All or a portion of the security position has been segregated for collateral to cover borrowings.

2. Security represents the underlying municipal bond with respect to an inverse floating rate security held by the Fund. The bond was purchased by the Fund and subsequently transferred to a trust, which issued the related inverse floating rate security. See Note 3 of the accompanying Notes.

3. Denotes a step bond: a zero coupon bond that converts to a fixed or variable interest rate at a designated future date.

4. This security is accruing partial income at an anticipated effective rate based on expected interest and/or principal payments. The rate shown is the contractual interest rate.

5. This security is not accruing income because its issuer has missed or is expected to miss interest and/or principal payments. The rate shown is the contractual interest rate. See Note 3 of the accompanying Notes.

6. All or a portion of the security position is when-issued or delayed delivery to be delivered and settled after period end. See Note 4 of the accompanying Notes.

7. The value of this security was determined using significant unobservable inputs. See Note 2 of the accompanying Notes.

8. Zero coupon bond reflects effective yield on the original acquisition date.

9. Interest or dividend is paid-in-kind, when applicable.

10. This interest rate resets periodically. Interest rate shown reflects the rate in effect at period end. The rate on this variable rate security is not based on a published reference rate and spread but is determined by the issuer or agent based on current market conditions.

11. Security received as the result of issuer reorganization.

12. Denotes an inflation-indexed security: coupon or principal are indexed to a consumer price index.

13. The issuer of this security has missed or is expected to miss interest and/or principal payments on this security. The security is insured and is accruing partial income at a rate anticipated to be recovered through the insurer. The rate shown is the contractual interest rate.

14. Received as a result of a corporate action.

To simplify the listings of securities, abbreviations are used per the table below:

AAD	AHFO-Arbors at Denton
AAHI	AHFO-Arbors at Huntsville I
AAHII	AHFO-Arbors at Huntsville II
ACMC	Advocate Condell Medical Center
AE	American Eagle

44        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

AGC	Assured Guaranty Corp.
AH&HC	Advocate Health & Hospitals Corp.
AHCN	Advocate Health Care Metro
AHFO	Atlantic Hsg. Foundation
AHFP	American Housing Foundation Properties
ANSHN	Advocate North Side Health Network
APH	AHFO-Palm House
ASUN	Arizona State University
AW	AHFO-Westfield
AWHC	AHF-Windover Health Club
BethH	Bethesda Hospital
BHI	Baptist Homes of Indiana
BHlth	Bethesda Health
BHM	Baptist Hospital of Miami
BHSF	Baptist Health South Florida
BOS	Baptist Outpatient Services
BVHF	Blanchard Valley Health Foundation
BVRHC	Blanchard Valley Regional Health Care
CAA	Cooks Avenue Affordable
CCHCS	Cook Children’s Health Care System
CCMCtr	Cook Children’s Medical Center
CCPN	Cook Children’s Physical Network
CDA	Communities Devel. Authority
CDHA	Central Dupage Hospital Association
CDHDHS	CDH-Deinor Health System
CDHS	Central Dupage Health System
CDPG	Central DuPage Physician Group
CHCC	Community Hospitals of Central California
CHSTX	Children’s Health System of Texas
CMCD	Children’s Medical Center of Dallas
CMCtrF	Children’s Medical Center Foundation
COHF	Collegiate Housing Foundation
COHS	Community Health Service
COP	Certificates of Participation
CVHC	Conneaut Valley Health Center
DA	Dormitory Authority
DCH	Delnor-Community Hospital
DHSEP	Dogwoood Housing Southeast Portfolio
DrsH	Doctors Hospital
EDA	Economic Devel. Authority
EDC	Economic Devel. Corp.
EDFA	Economic Devel. Finance Authority
EF&CD	Environmental Facilities and Community Devel.
ELGS	Evangelical Lutheran Good Samaritan
ELGSF	Evangelical Lutheran Good Samaritan Foundation
ELGSS	Evangelical Lutheran Good Samaritan Society
FBA	FFAH Beaumont Avenue
FCHMC	Fresno Community Hospital & Medical Center
FCIM	French Creek Internal Medicine
FCommH	Fayette Community Hospital

45        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

FCP	FFAH Coleridge Road
FFAH	Foundation for Affordable Housing
FFC	FFAH Franklin Court
FGC	FFAH Glendale Court
FGIC	Financial Guaranty Insurance Co.
FHlth	Fishermen’s Health
FJC	FFAH Johnson Court
FJeffC	FFAH Jefferson Court
FMN	FFAH Market North
FNC&M	FFAH North Carolina and Missouri
FP1	FFAH Plaza 1
FP2	FFAH Plaza 2
FRB	FFAH Riverview Bend
FTS	FFAH Tucker Street
GO	General Obligation
GSSH	Georgia Southwestern University
H&EFA	Health and Educational Facilities Authority
H&HEFA	Hospitals and Higher Education Facilities Authority
HA	Heatherwood Affordable
HAA	Hidden Acres Affordable
HC	HASC Center
HCA	Hickory Creek Affordable
HCCO	Homecare Connections
HCrawC	Hospice of Crawford County
HDA	Hospital Devel. Authority
HDC	Housing Devel. Corp.
HE&HFB	Higher Educational and Housing Facility Board
HEFA	Higher Education Facilities Authority
HEHA	Higher Education and Health Authority
HFA	Housing Finance Agency
HFC	Housing Finance Corp.
HFDC	Health Facilities Devel. Corp.
HFHS	Henry Ford Health System
HFMHCT	Henry Ford Macomb Hospital Corp.-Clinton Township
HFWH	Henry Ford Wyandotte Hospital
HHI	Homestead Hospital
HHlthS	Holzer Health Systems
HMCG	Holzer Medical Center-Gallipolis
HMCJ	Holzer Medical Center-Jackson
IDA	Industrial Devel. Agency
ITEMECF	Industrial, Tourist, Educational, Medical and Environmental Community Facilities
JFK	John Fitzgerald Kennedy
KCHosp	Kishwaukee Community Hospital
KGC	Kuakini Geriatric Care
KHS	Kaukini Health System
KMC	Kuakini Medical Center
KPG	Kishwaukee Physician Group
KS	Kishhealth System
KSS	Kuakini Support Services
LFH&FI	Lake Forest Hospital & Fitness Institute

46        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

L.I.	Long Island
LCMAS	Little Company of Mary Ancillary Services Corp.
LV	Lakeview Affordable
M-WHOUPMC	Magee-Womens Hospital of UPMC
MarH	Mariners Hospital
MJRH&C	Marian Joy Rehabilitation Hospital & Clinic
MMedC	Meadville Medical Center
MMedCF	Meadville Medical Center Foundation
MPS	Meadville Physician Services
MRC	Methodist Retirement Communities
MTA	Metropolitan Transportation Authority
MwA	Mary Washington Hospital
NMA	New Main Affordable
NPFGC	National Public Finance Guarantee Corp.
NTE	North Tarrant Express
NWLFH	Northwestern Lake Forest Hospital
NWMF	Northwestern Medical Foundation
NWMFF	Northwestern Memorial Faculty Foundation
NWMH	Northwestern Memorial Hospital
NWMHlth	Northwestern Memorial Healthcare
NY/NJ	New York/New Jersey
NYC	New York City
NYS	New York State
OU	Oklahoma University
PacMedC	PacMed Clinic
PAS	Presence Ambulatory Services
PBH	Presence Behavioral Health
PC&SHN	Presence Central & Suburban Hospitals Network
PCHN	Presence Chicago Hospitals Network
PClinic	Piedmont Clinic
PCTC	Presence Care Transformation Corp.
PH&S	Providence Health & Services
PH&SO	Providence Health & Services-Oregon
PH&SW	Providence Health & Services-Washington
PHC	Piedmont Healthcare
PHCr	Presence Home Care
PHFBT	Presence Health Food Foundation Board of Trustees
PHHosp	Piedmont Henry Hospital
PHI	Piedmont Heart Institute
PHIP	Piedmont Heart Institute Physicians
PHlthCF	Piedmont Healthcare Foundation
PHN	Presence Health Network
PHosp	Piedmont Hospital
PHS	Pinnacle Health System
PH&SWW	Providence Health & Services - Western Washington
PHSSC	Providence Health System-Southern CA
PLC	Presence Life Connections
PMCC	Piedmont Medical Care Corp.
PMSH	Piedmont Mountainside Hospital
PNH	Piedmont Newnan Hospital

47        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

STATEMENT OF INVESTMENTS Unaudited / Continued

To simplify the listings of securities, abbreviations are used per the table below: (Continued)

PSJH	Providence St. Joseph Health
PSJHCtr	Providence St. John’s Health Center
PSJMC	Providence St. Joseph Medical Center
PSSC	Presence Senior Services - Chicagoland
RBM	Rocketship Brilliant Minds
RDP	Rocketship Discovery Prep
RE	Rocketship Education
Res Rec	Resource Recovery Facility
REW	Rocketship Education Wisconsin
RLSA	Rocketship Los Suenos Academy
RMClinic	Rehabilitation Medicine Clinic
RMS	Rocketship Mateo Sheedy
RNNE	Rocketship Nashville Northeast Elementary
RRCP	Rocketship Redwood City Prep
RSA	Rocketship Spark Academy
RSCP	Rocketship Southside Community Prep
RSSPA	Rocketship Si Se Puede Academy
SE	Swedish Edmonds
SHlthS	Swedish Health Services
SJHCN	St. Joseph Home Care Network
SJHE	St. Joseph Hospital of Eureka
SJHO	St. Joseph Hospital of Orange
SJHS	St. Joseph Health System
SL2016	Senior Living 2016
SLC	Senior Living Chesteron
SLF	Senior Living Fairfield
SLFW	Senior Living Fort Wayne
SLW	Senior Living Waterville
SMH	South Miami Hospital
TAH	Titusville Area Hospital
TAHC	Titusville Area Health Center
TAHCF	Titusville Area Health Foundation
TAHS	Titusville Area Health Service
TASC	Tobacco Settlement Asset-Backed Bonds
TFA	Transportation Finance Authority
UPMC	University of Pittsburgh Medical Center
UPMC-P	UMPC Passavant
UPMC-PS	UPMC Presbyterian Shadyside
UPMC-SM	UPMC St. Margaret
VOA	Volunteers of America
VWCH	Valley West Community Hospital
WA	Westlake Affordable
WAFMH	W A Foote Memorial Hospital
WHA	Weeden Heights Affordable
WICF	W.I. Cook Foundation
WKBP	West Kendall Baptist Hospital

48        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS October 31, 2018 Unaudited

1. Organization

Oppenheimer Rochester High-Yield Municipal Fund (the “Fund”) is a separate series of Oppenheimer Multi-State Municipal Trust, a diversified, open-end management investment company registered under the Investment Company Act of 1940 (“1940 Act”), as amended. The Fund’s investment objective is to seek tax-free income. The Fund’s investment adviser is OFI Global Asset Management, Inc. (“OFI Global” or the “Manager”), and a wholly-owned subsidiary of OppenheimerFunds, Inc. (“OFI” or the “Sub-Adviser”). The Manager has entered into a sub-advisory agreement with OFI.

2. Securities Valuation

The Fund calculates the net asset value of its shares as of 4:00 P.M. Eastern Time, on each day the New York Stock Exchange (the “Exchange”) is open for trading, except in the case of a scheduled early closing of the Exchange, in which case the Fund will calculate net asset value of the shares as of the scheduled early closing time of the Exchange.

The Fund’s Board has adopted procedures for the valuation of the Fund’s securities and has delegated the day-to-day responsibility for valuation determinations under those procedures to the Manager. The Manager has established a Valuation Committee which is responsible for determining a fair valuation for any security for which market quotations are not readily available. The Valuation Committee’s fair valuation determinations are subject to review, approval and ratification by the Fund’s Board at least quarterly or more frequently, if necessary.

Valuation Methods and Inputs

Securities are valued primarily using unadjusted quoted market prices, when available, as supplied by third party pricing services or broker-dealers.

The following methodologies are used to determine the market value or the fair value of the types of securities described below:

Equity securities traded on a securities exchange (including exchange-traded derivatives other than futures and futures options) are valued based on the official closing price on the principal exchange on which the security is traded, as identified by the Manager, prior to the time when the Fund’s assets are valued. If the official closing price is unavailable, the security is valued at the last sale price on the principal exchange on which it is traded, or if no sales occurred, the security is valued at the mean between the quoted bid and asked prices. Over-the-counter equity securities are valued at the last published sale price, or if no sales occurred, at the mean between the quoted bid and asked prices. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the time when the Fund’s assets are valued.

Corporate and government debt securities (of U.S. or foreign issuers) and municipal debt securities, short-term notes, mortgage-backed securities, collateralized mortgage obligations, and asset-backed securities are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers who may use matrix pricing methods to determine the evaluated prices. Pricing services generally price debt

49        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

securities assuming orderly transactions of an institutional “round lot” size, but some trades may occur in smaller, “odd lot” sizes, sometimes at lower prices than institutional round lot trades. Standard inputs generally considered by third-party pricing vendors include reported trade data, broker-dealer price quotations, benchmark yields, issuer spreads on comparable securities, the credit quality, yield, maturity, as well as other appropriate factors.

Loans are valued at the mean between the bid and asked prices utilizing evaluated prices obtained from third party pricing services or broker-dealers. Standard inputs generally considered by third-party pricing vendors include information obtained from market participants regarding broker-dealer price quotations.

Securities for which market quotations are not readily available, or when a significant event has occurred that would materially affect the value of the security, are fair valued either (i) by a standardized fair valuation methodology applicable to the security type or the significant event as previously approved by the Valuation Committee and the Fund’s Board or (ii) as determined in good faith by the Manager’s Valuation Committee. The Valuation Committee considers all relevant facts that are reasonably available, through either public information or information available to the Manager, when determining the fair value of a security. Those standardized fair valuation methodologies include, but are not limited to, valuing securities at the last sale price or initially at cost and subsequently adjusting the value based on: changes in company specific fundamentals, changes in an appropriate securities index, or changes in the value of similar securities which may be further adjusted for any discounts related to security-specific resale restrictions. When possible, such methodologies use observable market inputs such as unadjusted quoted prices of similar securities, observable interest rates, currency rates and yield curves. The methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Fund can obtain the fair value assigned to a security if it were to sell the security.

To assess the continuing appropriateness of security valuations, the Manager regularly compares prior day prices and sale prices to the current day prices and challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued by fair valuations, whether through a standardized fair valuation methodology or a fair valuation determination, the Valuation Committee reviews and affirms the reasonableness of the valuations based on such methodologies and fair valuation determinations on a regular basis after considering all relevant information that is reasonably available.

Classifications

Each investment asset or liability of the Fund is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Various data inputs may be used in determining the value of each of the Fund’s investments as of the reporting period end.

These data inputs are categorized in the following hierarchy under applicable financial accounting standards:

1) Level 1-unadjusted quoted prices in active markets for identical assets or liabilities

50        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

2. Securities Valuation (Continued)

(including securities actively traded on a securities exchange)

2) Level 2-inputs other than unadjusted quoted prices that are observable for the asset or liability (such as unadjusted quoted prices for similar assets and market corroborated inputs such as interest rates, prepayment speeds, credit risks, etc.)

3) Level 3-significant unobservable inputs (including the Manager’s own judgments about assumptions that market participants would use in pricing the asset or liability).

The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

The table below categorizes amounts at period end based on valuation input level:

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Assets Table
Investments, at Value:
Municipal Bonds and Notes
Alabama	$—	$294,405,348	$—	$294,405,348
Alaska	—	18,637,599	145,125	18,782,724
Arizona	—	94,099,778	4,668,661	98,768,439
Arkansas	—	—	3,810,600	3,810,600
California	—	751,269,482	11,242,048	762,511,530
Colorado	—	211,567,327	7,911,950	219,479,277
Connecticut	—	58,978,469	—	58,978,469
Delaware	—	7,187,279	—	7,187,279
District of Columbia	—	174,930,842	—	174,930,842
Florida	—	335,271,267	137,987,565	473,258,832
Georgia	—	70,710,848	—	70,710,848
Hawaii	—	18,788,815	—	18,788,815
Idaho	—	2,717,223	—	2,717,223
Illinois	—	430,965,537	10,646,958	441,612,495
Indiana	—	117,857,348	—	117,857,348
Iowa	—	8,495,672	78,300	8,573,972
Kansas	—	724,261	1,841,898	2,566,159
Kentucky	—	24,192,402	—	24,192,402
Louisiana	—	19,254,225	336,000	19,590,225
Maine	—	21,167,549	—	21,167,549
Maryland	—	62,719,991	—	62,719,991
Massachusetts	—	59,428,962	—	59,428,962
Michigan	—	141,555,885	—	141,555,885
Minnesota	—	40,345,884	—	40,345,884
Mississippi	—	19,284,592	—	19,284,592
Missouri	—	46,070,324	5,156,450	51,226,774
Montana	—	—	771,550	771,550
Nebraska	—	2,775,075	—	2,775,075
Nevada	—	36,016,046	—	36,016,046
New Hampshire	—	8,217,999	—	8,217,999

51        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

2. Securities Valuation (Continued)

	Level 1— Unadjusted Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Value
Municipal Bonds and Notes (Continued)
New Jersey	$—	$130,954,572	$—	$130,954,572
New Mexico	—	3,450,378	—	3,450,378
New York	—	865,937,163	—	865,937,163
North Carolina	—	18,376,338	—	18,376,338
Ohio	—	489,165,111	—	489,165,111
Oklahoma	—	19,117,382	—	19,117,382
Oregon	—	4,937,346	—	4,937,346
Pennsylvania	—	197,439,250	2,921,340	200,360,590
Rhode Island	—	18,442,250	—	18,442,250
South Carolina	—	57,510,156	11,370,560	68,880,716
Tennessee	—	17,458,073	—	17,458,073
Texas	—	567,820,553	8,046,458	575,867,011
Utah	—	27,691,565	—	27,691,565
Vermont	—	4,025,113	—	4,025,113
Virginia	—	22,473,093	4,405,678	26,878,771
Washington	—	107,874,624	—	107,874,624
West Virginia	—	34,504,226	—	34,504,226
Wisconsin	—	161,719,060	41,200	161,760,260
U.S. Possessions	—	751,607,254	—	751,607,254
Corporate Bonds and Notes	—	—	4,736,000	4,736,000
Corporate Loans	—	—	1,432,000	1,432,000
Common Stocks	527,078	—	—	527,078
Total Assets	$527,078	$6,578,139,536	$217,550,341	$6,796,216,955

Forward currency exchange contracts and futures contracts, if any, are reported at their unrealized appreciation/depreciation at measurement date, which represents the change in the contract’s value from trade date. All additional assets and liabilities included in the above table are reported at their market value at measurement date.

For the reporting period, there were no transfers between levels.

3. Investments and Risks

Inverse Floating Rate Securities. The Fund invests in inverse floating rate securities that pay interest at a rate that varies inversely with short-term interest rates. Because inverse floating rate securities are leveraged instruments, the value of an inverse floating rate security will change more significantly in response to changes in interest rates and other market fluctuations than the market value of a conventional fixed-rate municipal security of similar maturity and credit quality, including the municipal bond underlying an inverse floating rate security.

An inverse floating rate security is created as part of a financial transaction referred to as a “tender option bond” transaction. In most cases, in a tender option bond transaction the Fund sells a fixed-rate municipal bond (the “underlying municipal bond”) to a trust (the “Trust”).

52        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

The Trust then issues and sells short-term floating rate securities with a fixed principal amount representing a senior interest in the underlying municipal bond to third parties and a residual, subordinate interest in the underlying municipal bond (referred to as an “inverse floating rate security”) to the Fund. The interest rate on the short-term floating rate securities resets periodically, usually weekly, to a prevailing market rate and holders of these securities are granted the option to tender their securities back to the Trust for repurchase at their principal amount plus accrued interest thereon (the “purchase price”) periodically, usually daily or weekly. A remarketing agent for the Trust is required to attempt to re-sell any tendered short-term floating rate securities to new investors for the purchase price. If the remarketing agent is unable to successfully re-sell the tendered short-term floating rate securities, a liquidity provider to the Trust must contribute cash to the Trust to ensure that the tendering holders receive the purchase price of their securities on the repurchase date.

Because holders of the short-term floating rate securities are granted the right to tender their securities to the Trust for repurchase at frequent intervals for the purchase price, with such payment effectively guaranteed by the liquidity provider, the securities generally bear short-term rates of interest commensurate with money market instruments. When interest is paid on the underlying municipal bond to the Trust, such proceeds are first used to pay the Trust’s administrative expenses and accrued interest to holders of the short-term floating rate securities, with any remaining amounts being paid to the Fund, as the holder of the inverse floating rate security. Accordingly, the amount of such interest on the underlying municipal bond paid to the Fund is inversely related to the rate of interest on the short-term floating rate securities. Additionally, because the principal amount of the short-term floating rate securities is fixed and is not adjusted in response to changes in the market value of the underlying municipal bond, any change in the market value of the underlying municipal bond is reflected entirely in a change to the value of the inverse floating rate security.

Typically, the terms of an inverse floating rate security grant certain rights to the Fund, as holder. For example, the Fund typically has the right upon request to require that the Trust compel a tender of the short-term floating rate securities to facilitate the Fund’s acquisition of the underlying municipal bond. Following such a request, the Fund pays the Trust the purchase price of the short-term floating rate securities and a specified portion of any market value gain on the underlying municipal bond since its deposit into the Trust, which the Trust uses to redeem the short-term floating rate securities. The Trust then distributes the underlying municipal bond to the Fund. Through the exercise of this right, the Fund can voluntarily terminate or “collapse” the Trust, terminate its investment in the related inverse floating rate security and obtain the underlying municipal bond. Additionally, the Fund also typically has the right to exchange with the Trust (i) a principal amount of short-term floating rate securities held by the Fund for a corresponding additional principal amount of the inverse floating rate security or (ii) a principal amount of the inverse floating rate security held by the Fund for a corresponding additional principal amount of short-term floating rate securities (which are typically then sold to other investors). Through the exercise of this right, the Fund may increase (or decrease) the principal amount of short-term floating rate securities outstanding, thereby increasing (or decreasing) the amount of leverage provided by the short-term floating rate

53        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

securities to the Fund’s investment exposure to the underlying municipal bond.

The Fund’s investments in inverse floating rate securities involve certain risks. As short-term interest rates rise, an inverse floating rate security produces less current income (and, in extreme cases, may pay no income) and as short-term interest rates fall, an inverse floating rate security produces more current income. Thus, if short-term interest rates rise after the issuance of the inverse floating rate security, any yield advantage is reduced or eliminated. All inverse floating rate securities entail some degree of leverage represented by the outstanding principal amount of the related short-term floating rate securities, relative to the par value of the underlying municipal bond. The value of, and income earned on, an inverse floating rate security that has a higher degree of leverage will fluctuate more significantly in response to changes in interest rates and to changes in the market value of the related underlying municipal bond than that of an inverse floating rate security with a lower degree of leverage, and is more likely to be eliminated entirely under adverse market conditions. Changes in the value of an inverse floating rate security will also be more significant than changes in the market value of the related underlying municipal bond because the leverage provided by the related short-term floating rate securities increases the sensitivity of an inverse floating rate security to changes in interest rates and to the market value of the underlying municipal bond. An inverse floating rate security can be expected to underperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is decreasing (or is already small) or when long-term interest rates are rising, but can be expected to outperform fixed-rate municipal bonds when the difference between long-term and short-term interest rates is increasing (or is already large) or when long-term interest rates are falling. Additionally, a tender option bond transaction typically provides for the automatic termination or “collapse” of a Trust upon the occurrence of certain adverse events, usually referred to as “mandatory tender events” or “tender option termination events.” These events may include, among others, a credit ratings downgrade of the underlying municipal bond below a specified level, a decrease in the market value of the underlying municipal bond below a specified amount, a bankruptcy of the liquidity provider or the inability of the remarketing agent to re-sell to new investors short-term floating rate securities that have been tendered for repurchase by holders thereof. Following the occurrence of such an event, the underlying municipal bond is generally sold for current market value and the proceeds distributed to holders of the short-term floating rate securities and inverse floating rate security, with the holder of the inverse floating rate security (the Fund) generally receiving the proceeds of such sale only after the holders of the short-term floating rate securities have received proceeds equal to the purchase price of their securities (and the liquidity provider is generally required to contribute cash to the Trust only in an amount sufficient to ensure that the holders of the short-term floating rate securities receive the purchase price of their securities in connection with such termination of the Trust). Following the occurrence of such events, the Fund could potentially lose the entire amount of its investment in the inverse floating rate security.

Finally, the Fund may enter into shortfall/reimbursement agreements with the liquidity provider of certain tender option bond transactions in connection with certain inverse floating rate securities held by the Fund. These agreements commit the Fund to reimburse the liquidity

54        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

provider to the extent that the liquidity provider must provide cash to a Trust, including following the termination of a Trust resulting from the occurrence of a “mandatory tender event.” In connection with the occurrence of such an event and the termination of the Trust triggered thereby, the shortfall/reimbursement agreement will make the Fund liable for the amount of the negative difference, if any, between the liquidation value of the underlying municipal bond and the purchase price of the short-term floating rate securities issued by the Trust. Under the standard terms of a tender option bond transaction, absent such a shortfall/ reimbursement agreement, the Fund, as holder of the inverse floating rate security, would not be required to make such a reimbursement payment to the liquidity provider. The Manager monitors the Fund’s potential exposure with respect to these agreements on a daily basis and intends to take action to terminate the Fund’s investment in related inverse floating rate securities, if it deems it appropriate to do so. At period end, the Fund’s maximum exposure under such agreements is estimated at $230,240,000.

When the Fund creates an inverse floating rate security in a tender option bond transaction by selling an underlying municipal bond to a Trust, the transaction is considered a secured borrowing for financial reporting purposes. As a result of such accounting treatment, the Fund includes the underlying municipal bond on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports (but does not separately include the related inverse floating rate security on either). The Fund also includes a liability on its Statement of Assets and Liabilities in the annual and semiannual reports equal to the outstanding principal amount and accrued interest on the related short-term floating rate securities issued by the Trust. Interest on the underlying municipal bond is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports, while interest payable on the related short-term floating rate securities is recorded as interest expense. At period end, municipal bond holdings with a value of $1,305,132,666 shown on the Fund’s Statement of Investments are held by such Trusts and serve as the underlying municipal bonds for the related $888,690,000 in short-term floating rate securities issued and outstanding at that date.

At period end, the inverse floating rate securities associated with tender option bond transactions accounted for as secured borrowings were as follows:

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,490,000	Allen County, OH Hospital Facilities (Mercy Health) Tender Option Bond Series 2015 XF-0235 Trust	10.557%	12/1/18	$2,911,960
2,385,000	Baltimore County, MD GO Tender Option Bond Series 2018-XF0682 Trust	7.469	3/1/40	2,495,712
4,530,000	Birmingham-Jefferson, AL Civic Center Authority Tender Option Bond Series 2018-XF2667 Trust	10.568	7/1/48	6,166,870
3,220,000	Birmingham-Jefferson, AL Civic Center Authority Tender Option Bond Series 2018-XF2668 Trust	10.561	5/1/48	4,409,436
5,000,000	CA GO Tender Option Bond Series 2017-XF0579 Trust	7.462	11/1/35	5,610,200

55        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 6,040,000	CA GO Tender Option Bond Series 2017-XF0579 Trust	7.462%	11/1/34	$6,908,794
4,195,000	CA GO Tender Option Bond Series 2017-XF0600 Trust	7.369	11/1/33	4,864,103
3,750,000	CA Health Facilities Financing Authority (PSJH/ PH&S/PH&SW/PHSSC/LCMAS/PSJHCtr/PSJMC/ PH&SO/PH&SWW/ SHlthS/SE/PacMedC Obligated Group) Tender Option Bond Series 2016-XF0330 Trust	16.433	7/1/39	4,129,762
3,855,000	CA Health Facilities Financing Authority Tender Option Bond Series 2015-XF2104 Trust[3]	13.209	7/1/39	4,234,371
5,000,000	CA Infrastructure and Economic Devel. (Sanford Consortium for Regenerative Medicine) Tender Option Bond Series 2016-XF0335 Trust	6.522	5/15/40	5,479,500
6,875,000	Clark County, NV GO (Stadium Improvements) Tender Option Bond Series 2018-XF2580 Trust	10.916	5/1/48	9,899,931
7,175,000	CO Health Facilities Authority (Sisters of Charity of Leavenworth Health System) Tender Option Bond Series 2015 XF0239 Trust	6.451	7/1/36	8,099,283
8,745,000	Denton, TX Independent School District Tender Option Bond Series 2018-XF0648 Trust	10.963	8/15/45	12,153,014
2,525,000	Detroit, MI City School District Tender Option Bond Series 2015 XF-0241 Trust[3]	13.552	11/1/23	4,117,719
935,000	FL Dept. of Transportation (Acquisition & Bridge Construction) Tender Option Bond Series 2018- XF0680-1 Trust	7.456	7/1/37	1,040,225
1,010,000	FL Dept. of Transportation (Acquisition & Bridge Construction) Tender Option Bond Series 2018- XF0680-2 Trust	7.464	7/1/38	1,110,616
1,050,000	FL Dept. of Transportation (Acquisition & Bridge Construction) Tender Option Bond Series 2018- XF0680-3 Trust	7.471	7/1/39	1,127,364
1,090,000	FL Dept. of Transportation (Acquisition & Bridge Construction) Tender Option Bond Series 2018- XF0680-4 Trust	7.477	7/1/40	1,163,335
4,570,000	Fremont, CA Union High School District Tender Option Bond Series 2018-XF0647 Trust	7.586	8/1/43	4,702,804
7,280,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/ PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024 Trust	10.510	6/15/29	7,817,264
3,465,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/ PMCC/PClinic/PHlthCF/ PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024-2 Trust	11.300	6/15/37	3,739,289

56        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 680,000	Fulton County, GA Devel. Authority (PHC/FCommH/PHosp/PMSH/PNH/ PMCC/PClinic/PHlthCF/PHI/PHIP/PHHosp Obligated Group) Tender Option Bond Series 2015-XF0024-3 Trust	11.030%	6/15/29	$733,305
2,875,000	Geisinger, PA Authority (Geisinger Health System) Tender Option Bond Series 2015 XF-0040 Trust	11.390	6/1/39	3,086,686
5,000,000	Grand Parkway, TX Transportation Corp. Tender Option Bond Series 2015-XF2034 Trust[3]	6.415	4/1/53	5,731,100
8,135,000	Grand Parkway, TX Transportation Corp. Tender Option Bond Series 2018-XF2669 Trust	10.896	10/1/48	11,442,203
3,750,000	Grand Parkway, TX Transportation Corp. Tender Option Bond Series 2018-XF2669 Trust	10.900	10/1/43	5,338,013
5,000,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023 Trust	12.260	4/1/44	5,292,700
4,345,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-2 Trust	11.820	4/1/44	4,590,275
2,750,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-3 Trust	11.820	4/1/44	2,905,292
2,500,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-4 Trust	11.820	4/1/44	2,641,175
2,200,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-5 Trust	11.820	4/1/44	2,324,234
1,250,000	IL Finance Authority (AHCN/ANSHN/ACMC/ AH&HC Obligated Group) Tender Option Bond Series 2015-XF0023-6 Trust	11.820	4/1/44	1,320,587
3,125,000	IL Finance Authority (CDHS/CDHA Obligated Group) Tender Option Bond Series 2015-XF0025 Trust	12.260	11/1/39	3,539,531
1,250,000	IL Finance Authority (CDHS/CDHA Obligated Group) Tender Option Bond Series 2015-XF0025-2 Trust	11.820	11/1/39	1,409,675
3,140,000	Lancaster County, SC School District Tender Option Bond Series 2018-XF2528 Trust[3]	7.142	3/1/36	3,362,281
13,940,000	Los Angeles, CA Dept. of Airports Tender Option Bonds Series 2018-XF2724 Trust[3]	10.856	5/15/44	19,149,239
1,250,000	Los Angeles, CA Dept. of Water & Power Tender Option Bond Series 2015 XF-0039 Trust	10.610	7/1/34	1,273,125
2,880,000	MA HFA Tender Option Bond Series 2015-XF2150 Trust[3]	7.053	12/1/42	2,898,259
6,490,000	MD Stadium Authority (Construction & Revitalization Program) Tender Option Bond Series 2018-XF2581 Trust	10.914	5/1/47	9,129,159

57        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 2,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117 Trust[3]	11.326%	2/1/27	$2,579,400
2,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117-2 Trust[3]	10.460	2/1/27	2,568,825
12,500,000	Miami-Dade County, FL School Board Tender Option Bond Series 2015-XF2117-3 Trust[3]	11.759	2/1/34	12,893,750
3,255,000	Mississippi State University Educational Building Tender Option Bond Series 2018-XF2674 Trust[3]	10.125	8/1/43	3,273,423
2,500,000	Montgomery County, OH (Miami Valley Hospital) Tender Option Bond Series 2015-XF0029 Trust	12.760	11/15/23	3,061,025

9,500,000	North Central TX HFDC (CMCD/CMCtrF Obligated Group) Tender Option Bond Series 2015-XF0034 Trust	13.345	2/15/33	10,583,190
2,500,000	NY MTA (Green Bond) Tender Option Bond Series 2018-XF2675 Trust[3]	15.186	11/15/57	3,722,000
4,205,000	NYC TFA Tender Option Bonds Series 2018- XF0716 Trust	13.805	5/1/41	6,098,175
25,000,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2015 XF-2472 Trust[3]	8.620	5/1/42	32,685,750
3,750,000	NYC Transitional Finance Authority (Future Tax) Tender Option Bond Series 2018 XF-2529 Trust	7.437	8/1/41	3,727,013
6,250,000	NYC Transitional Finance Authority Tender Option Bonds Series 2018-XF0715 Trust	13.812	7/15/35	9,421,000
5,035,000	NYC Transitional Finance Authority Tender Option Bonds Series 2018-XF0717 Trust	13.812	8/1/45	7,085,957
7,930,000	NYS DA (Sales Tax) Tender Option Bond Series 2018-XF0685 Trust	14.222	3/15/41	11,540,688
3,750,000	NYS DA (Sales Tax) Tender Option Bond Series 2018-XF0685 Trust	14.222	3/15/40	5,470,125
6,250,000	NYS DA (Sales Tax) Tender Option Bond Series 2018-XF0685 Trust	14.222	3/15/37	9,328,813
3,320,000	NYS DA (Sales Tax) Tender Option Bond Series 2018-XF0685 Trust	14.213	3/15/39	4,875,387
3,335,000	NYS DA (State Personal Income Tax Authority) Tender Option Bond Series 2017-XF0555 Trust	8.620	2/15/37	4,392,128
18,695,000	NYS Liberty Devel. Corp. Tender Option Bond Series 2015-XF2146 Trust[3]	6.695	1/15/44	19,861,381
2,760,000	Port Authority NY/NJ, 200th Series Tender Option Bond Series 2017-XF2487 Trust	10.838	4/15/57	3,785,975
3,250,000	Port Authority NY/NJ, 205th Series Tender Option Bond Series 2017-XF2489 Trust	10.830	5/15/57	4,527,348
2,500,000	Port Authority NY/NJ, 206th Series Tender Option Bond Series 2017-XF2488 Trust	10.710	11/15/47	3,338,750
500,000	Port Authority NY/NJ, 206th Series Tender Option Bond Series 2018-XF0683-1 Trust	10.825	11/15/42	677,285
2,435,000	Port Authority NY/NJ, 206th Series Tender Option Bond Series 2018-XF0683-2 Trust	10.812	11/15/47	3,250,676

58        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

Principal Amount	Inverse Floater[1]	Coupon Rate[2]	Maturity Date	Value
$ 6,755,000	Riverside County, CA Transportation Commission Tender Option Bond Series 2017-XF2520 Trust	7.173%	6/1/36	$7,542,768
3,980,000	Santa Clara County, CA GO Tender Option Bond Series 2018-XF0646 Trust	7.587	8/1/40	4,100,554
560,000	Saugus, MA GO Tender Option Bond Series 2018- XF0681-1 Trust	7.477	3/1/39	589,546
625,000	Saugus, MA GO Tender Option Bond Series 2018- XF0681-2 Trust	7.477	3/1/40	652,100
670,000	Saugus, MA GO Tender Option Bond Series 2018- XF0681-3 Trust	7.457	3/1/41	692,686
690,000	Saugus, MA GO Tender Option Bond Series 2018- XF0681-4 Trust	7.458	3/1/42	711,218
3,500,000	South Miami, FL Health Facilities Authority (BHSF/BHM/HHI/SMH/MarH/DrsH/WKBP/ BOS/FHlth/BHlth/BethH Obligated Group) Tender Option Bond Series 2018-XF2530 Trust	7.227	8/15/36	3,428,740
6,750,000	Tarrant County, TX Health Facilities Devel. Corp. (CCMCtr/CCHCS/CCPN/WICF Obligated Group) Tender Option Bond Series 2015-XF0028 Trust	6.370	12/1/33	7,140,285
375,000	Tes Properties, WA Tender Option Bond Series 2015-XF0038 Trust	12.110	12/1/29	405,214
3,000,000	Tes Properties, WA Tender Option Bond Series 2015-XF0038-2 Trust	12.540	12/1/38	3,243,930
3,380,000	TX Water Devel. Board Tender Option Bond Series 2018-XF2717 Trust	10.946	10/15/53	4,867,132
3,415,000	TX Water Devel. Board Tender Option Bond Series 2018-XF2717 Trust	10.949	4/15/49	4,966,298
5,000,000	TX Water Devel. Board Tender Option Bonds Series 2018-XF0714 Trust	13.812	4/15/49	7,271,300
8,705,000	WA Health Care Facilities Authority (Peacehealth) Tender Option Bond Series 2015 XF-0042 Trust	6.190	11/1/28	9,116,311
4,520,000	WA Health Care Facilities Authority Tender Option Bond Series 2015-XF2035 Trust[3]	14.262	10/1/36	4,618,129

				$416,442,666

1. For a list of abbreviations used in the Inverse Floater table see the Portfolio Abbreviations table at the end of the Statement of Investments.

2. Represents the current interest rate for the inverse floating rate security.

3. Represents an inverse floating rate security that is subject to a shortfall/reimbursement agreement.

The Fund may also purchase an inverse floating rate security created as part of a tender option bond transaction not initiated by the Fund when a third party, such as a municipal issuer or financial institution, transfers an underlying municipal bond to a Trust. For financial reporting purposes, the Fund includes the inverse floating rate security related to such transaction on its Statement of Investments and as an asset on its Statement of Assets and Liabilities in the annual and semiannual reports, and interest on the security is recorded as investment income on the Fund’s Statement of Operations in the annual and semiannual reports.

59        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

The Fund may invest in inverse floating rate securities with any degree of leverage (as measured by the outstanding principal amount of related short-term floating rate securities). However, the Fund may only expose up to 35% of its total assets to the effects of leverage from its investments in inverse floating rate securities. This limitation is measured by comparing the aggregate principal amount of the short-term floating rate securities that are related to the inverse floating rate securities held by the Fund to the total assets of the Fund. The Fund’s exposure to the effects of leverage from its investments in inverse floating rate securities amounts to $888,690,000 at period end.

Loans. The Fund invests in loans made to U.S. and foreign borrowers that are corporations, partnerships or other business entities. The Fund will do so directly as an original lender or by assignment or indirectly through participation agreements or certain derivative instruments. While many of these loans will be collateralized, the Fund can also invest in uncollateralized loans. Loans are often issued in connection with recapitalizations, acquisitions, leveraged buyouts, and refinancing of borrowers. The loans often pay interest at rates that float above (or are adjusted periodically based on) a benchmark that reflects current interest rates although the Fund can also invest in loans with fixed interest rates.

When investing in loans, the Fund generally will have a contractual relationship only with the lender, not with the relevant borrower. As a result, the Fund generally will have the right to receive payments of principal, interest, and any fees to which it is entitled only from the lender selling the participation and only upon receipt by the lender of the payments from the relevant borrower. The Fund may not directly benefit from the collateral supporting the debt obligation in which it has purchased the participation. As a result, the Fund will assume the credit risk of both the borrower and the institution selling the participation to the Fund.

Securities on a When-Issued or Delayed Delivery Basis. The Fund may purchase securities on a “when-issued” basis, and may purchase or sell securities on a “delayed delivery” basis. “When-issued” or “delayed delivery” refers to securities whose terms and indenture are available and for which a market exists, but which are not available for immediate delivery. Delivery and payment for securities that have been purchased by the Fund on a when-issued basis normally takes place within six months and possibly as long as two years or more after the trade date. During this period, such securities do not earn interest, are subject to market fluctuation and may increase or decrease in value prior to their delivery. The purchase of securities on a when-issued basis may increase the volatility of the Fund’s net asset value to the extent the Fund executes such transactions while remaining substantially fully invested. When the Fund engages in when-issued or delayed delivery transactions, it relies on the buyer or seller, as the case may be, to complete the transaction. Their failure to do so may cause the Fund to lose the opportunity to obtain or dispose of the security at a price and yield it considers advantageous. The Fund may also sell securities that it purchased on a when-issued basis or forward commitment prior to settlement of the original purchase.

At period end, the Fund had purchased securities issued on a when-issued or delayed delivery

60        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

3. Investments and Risks (Continued)

basis and sold securities issued on a delayed delivery basis as follows:

When-Issued or Delayed Delivery Basis Transactions
Purchased securities	$171,675,259

Sold securities	197,965,089

Equity Security Risk. Stocks and other equity securities fluctuate in price. The value of the Fund’s portfolio may be affected by changes in the equity markets generally. Equity markets may experience significant short-term volatility and may fall sharply at times. Different markets may behave differently from each other and U.S. equity markets may move in the opposite direction from one or more foreign stock markets. Adverse events in any part of the equity or fixed-income markets may have unexpected negative effects on other market segments.

The prices of individual equity securities generally do not all move in the same direction at the same time and a variety of factors can affect the price of a particular company’s securities. These factors may include, but are not limited to, poor earnings reports, a loss of customers, litigation against the company, general unfavorable performance of the company’s sector or industry, or changes in government regulations affecting the company or its industry.

Credit Risk. The Fund invests in high-yield, non-investment-grade bonds, which may be subject to a greater degree of credit risk. Credit risk relates to the ability of the issuer to meet interest or principal payments or both as they become due. The Fund may acquire securities that have missed an interest payment, and is not obligated to dispose of securities whose issuers or underlying obligors subsequently miss an interest and/or principal payment

In June 2016, Congress passed the Puerto Rico Oversight, Management, and Economic Stability Act (“PROMESA”). PROMESA established a federally-appointed fiscal oversight board (the “Oversight Board”) to oversee Puerto Rico’s financial operations and allows the Oversight Board to file cases on behalf of the Commonwealth of Puerto Rico or one of its instrumentalities to restructure debt and other obligations of the relevant entity in a “Title III” proceeding. Title III incorporates many provisions of the federal Bankruptcy Code for U.S. territories, and incorporates legal mechanisms for a litigation stay and restructuring of pension and debt obligations, among other provisions. In early May 2017, Title III petitions were filed for the Commonwealth of Puerto Rico and the Puerto Rico Sales Tax Financing Corporation (“COFINA”), two of the largest issuers of Puerto Rico debt. Title III petitions for Puerto Rico Highways & Transportation Authority (“PRHTA”) and Puerto Rico Electric Power Authority (“PREPA”) were subsequently filed in mid-May and early July, respectively. Title III petitions for additional Puerto Rican instrumentalities may be filed. These restructuring proceedings create uncertainty as to the treatment of claims of varying degrees of seniority and the levels and priorities of payment from the affected entities.

Information concerning securities not accruing interest at period end is as follows:

Cost	$928,683,633

61        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

NOTES TO STATEMENT OF INVESTMENTS Unaudited / Continued

3. Investments and Risks (Continued)

Market Value	$603,272,355
Market Value as % of Net Assets	10.20%

Concentration Risk. The Fund invests a large percentage of its total assets in obligations of issuers within its respective state and U.S. territories. Risks may arise from geographic concentration in any state, commonwealth or territory, such as Puerto Rico, the U.S. Virgin Islands, Guam or the Northern Mariana Islands. Certain economic, regulatory or political developments occurring in the state, commonwealth or territory such as ongoing developments in Puerto Rico may impair the ability of certain issuers of municipal securities to pay principal and interest on their obligations.

4. Market Risk Factors

The Fund’s investments in securities and/or financial derivatives may expose the Fund to various market risk factors:

Commodity Risk. Commodity risk relates to the change in value of commodities or commodity indexes as they relate to increases or decreases in the commodities market. Commodities are physical assets that have tangible properties. Examples of these types of assets are crude oil, heating oil, metals, livestock, and agricultural products.

Credit Risk. Credit risk relates to the ability of the issuer of debt to meet interest and principal payments, or both, as they come due. In general, lower-grade, higher-yield debt securities are subject to credit risk to a greater extent than lower-yield, higher-quality securities.

Equity Risk. Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.

Foreign Exchange Rate Risk. Foreign exchange rate risk relates to the change in the U.S. dollar value of a security held that is denominated in a foreign currency. The U.S. dollar value of a foreign currency denominated security will decrease as the dollar appreciates against the currency, while the U.S. dollar value will increase as the dollar depreciates against the currency.

Interest Rate Risk. Interest rate risk refers to the fluctuations in value of fixed-income securities resulting from the inverse relationship between price and yield. For example, an increase in general interest rates will tend to reduce the market value of already issued fixed-income investments, and a decline in general interest rates will tend to increase their value. In addition, debt securities with longer maturities, which tend to have higher yields, are subject to potentially greater fluctuations in value from changes in interest rates than obligations with shorter maturities.

Volatility Risk. Volatility risk refers to the magnitude of the movement, but not the direction of the movement, in a financial instrument’s price over a defined time period. Large increases or decreases in a financial instrument’s price over a relative time period typically indicate greater volatility risk, while small increases or decreases in its price typically indicate lower volatility risk.

62        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

5. Pending Acquisition

On October 18, 2018, Massachusetts Mutual Life Insurance Company (“MassMutual”), an indirect corporate parent of the Sub-Adviser and the Manager announced that it has entered into a definitive agreement, whereby Invesco Ltd. (“Invesco”), a global investment management company, will acquire the Sub-Adviser. As of the time of the announcement, the transaction is expected to close in the second quarter of 2019, pending necessary regulatory and other third-party approvals. This is subject to change.

63        OPPENHEIMER ROCHESTER HIGH YIELD MUNICIPAL FUND

Item 2. Controls and Procedures.

(a)

Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c)) as of 10/31/2018, the registrant’s principal executive officer and principal financial officer found the registrant’s disclosure controls and procedures to provide reasonable assurances that information required to be disclosed by the registrant in the reports that it files under the Securities Exchange Act of 1934 (a) is accumulated and communicated to the registrant’s management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the U.S. Securities and Exchange Commission.

(b)

There have been no significant changes in the registrant’s internal controls over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Exhibits attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Oppenheimer Multi-State Municipal Trust

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/21/2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Arthur P. Steinmetz
Arthur P. Steinmetz
Principal Executive Officer
Date:	12/21/2018

By:	/s/ Brian S. Petersen
Brian S. Petersen
Principal Financial Officer
Date:	12/21/2018